UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-05823

DOMINI INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

180 Maiden Lane, Suite 1302, New York, New York 10038

(Address of Principal Executive Offices)

Carole M. Laible

Domini Impact Investments LLC

180 Maiden Lane, Suite 1302

New York, New York 10038

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: July 31

Date of Reporting Period: January 31, 2025

Item 1.	Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 follows.

Semi-Annual Shareholder Report

January 31, 2025

Domini Impact Equity Fund℠

INVESTOR SHARES | DSEFX

Shareholder Report Overview

This semi-annual shareholder report contains important information about the Domini Impact Equity Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor shares	$53	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$1,154,536,701
Total number of portfolio holdings	263
Portfolio turnover rate	8%
Total advisory fees paid	$3,704,897

What did the Fund invest in?

The following table identifies the Fund's top ten portfolio holdings as of the end of the reporting period:

TOP TEN HOLDINGS (% of net assets)

Apple, Inc.	7.3%
Microsoft Corp.	6.5%
NVIDIA Corp.	5.9%
Amazon.com, Inc.	4.7%
Alphabet, Inc., Class A	4.5%
Tesla, Inc.	3.3%
Broadcom, Inc.	3.0%
JPMorgan Chase & Co.	2.2%
Visa, Inc., Class A	1.7%
Mastercard, Inc., Class A	1.3%

Semi-Annual Shareholder Report

January 31, 2025

DSEFX01312025

Domini Impact Equity Fund℠

Investor shares

January 31, 2025

SECTOR ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	0.2%
Utilities	0.5%
Materials	2.2%
Real Estate	2.3%
Consumer Staples	5.4%
Industrials	7.2%
Communication Services	8.8%
Health Care	10.6%
Consumer Discretionary	12.1%
Financials	15.2%
Information Technology	35.5%

Additional Information

You can find additional information on the Fund’s website, domini.com/funddocuments, including its:

  Prospectus

  Fund holdings

  Financial information

  Proxy voting information

You can also request this information by contacting us at 1-800-582-6757.

Scan for more information

Semi-Annual Shareholder Report

January 31, 2025

Domini Impact Equity Fund℠

Investor shares

Semi-Annual Shareholder Report

January 31, 2025

Domini Impact Equity Fund℠

INSTITUTIONAL SHARES | DIEQX

Shareholder Report Overview

This semi-annual shareholder report contains important information about the Domini Impact Equity Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional shares	$37	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$1,154,536,701
Total number of portfolio holdings	263
Portfolio turnover rate	8%
Total advisory fees paid	$3,704,897

What did the Fund invest in?

The following table identifies the Fund's top ten portfolio holdings as of the end of the reporting period:

TOP TEN HOLDINGS (% of net assets)

Apple, Inc.	7.3%
Microsoft Corp.	6.5%
NVIDIA Corp.	5.9%
Amazon.com, Inc.	4.7%
Alphabet, Inc., Class A	4.5%
Tesla, Inc.	3.3%
Broadcom, Inc.	3.0%
JPMorgan Chase & Co.	2.2%
Visa, Inc., Class A	1.7%
Mastercard, Inc., Class A	1.3%

Semi-Annual Shareholder Report

January 31, 2025

DIEQX01312025

Domini Impact Equity Fund℠

Institutional shares

January 31, 2025

SECTOR ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	0.2%
Utilities	0.5%
Materials	2.2%
Real Estate	2.3%
Consumer Staples	5.4%
Industrials	7.2%
Communication Services	8.8%
Health Care	10.6%
Consumer Discretionary	12.1%
Financials	15.2%
Information Technology	35.5%

Additional Information

You can find additional information on the Fund’s website, domini.com/funddocuments, including its:

  Prospectus

  Fund holdings

  Financial information

  Proxy voting information

You can also request this information by contacting us at 1-800-582-6757.

Scan for more information

Semi-Annual Shareholder Report

January 31, 2025

Domini Impact Equity Fund℠

Institutional shares

Semi-Annual Shareholder Report

January 31, 2025

Domini Impact Equity Fund℠

CLASS Y SHARES | DSFRX

Shareholder Report Overview

This semi-annual shareholder report contains important information about the Domini Impact Equity Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y shares	$42	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$1,154,536,701
Total number of portfolio holdings	263
Portfolio turnover rate	8%
Total advisory fees paid	$3,704,897

What did the Fund invest in?

The following table identifies the Fund's top ten portfolio holdings as of the end of the reporting period:

TOP TEN HOLDINGS (% of net assets)

Apple, Inc.	7.3%
Microsoft Corp.	6.5%
NVIDIA Corp.	5.9%
Amazon.com, Inc.	4.7%
Alphabet, Inc., Class A	4.5%
Tesla, Inc.	3.3%
Broadcom, Inc.	3.0%
JPMorgan Chase & Co.	2.2%
Visa, Inc., Class A	1.7%
Mastercard, Inc., Class A	1.3%

Semi-Annual Shareholder Report

January 31, 2025

DSFRX01312025

Domini Impact Equity Fund℠

Class Y shares

January 31, 2025

SECTOR ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	0.2%
Utilities	0.5%
Materials	2.2%
Real Estate	2.3%
Consumer Staples	5.4%
Industrials	7.2%
Communication Services	8.8%
Health Care	10.6%
Consumer Discretionary	12.1%
Financials	15.2%
Information Technology	35.5%

Additional Information

You can find additional information on the Fund’s website, domini.com/funddocuments, including its:

  Prospectus

  Fund holdings

  Financial information

  Proxy voting information

You can also request this information by contacting us at 1-800-582-6757.

Scan for more information

Semi-Annual Shareholder Report

January 31, 2025

Domini Impact Equity Fund℠

Class Y shares

Semi-Annual Shareholder Report

January 31, 2025

Domini International Opportunities Fund℠

INVESTOR SHARES | RISEX

Shareholder Report Overview

This semi-annual shareholder report contains important information about the Domini International Opportunities Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor shares	$70	1.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$21,770,942
Total number of portfolio holdings	281
Portfolio turnover rate	13%
Total advisory fees paid	$100,461

What did the Fund invest in?

The following table identifies the Fund's top ten portfolio holdings as of the end of the reporting period:

TOP TEN HOLDINGS (% of net assets)

ASML Holding NV	3.3%
SAP SE	3.2%
Novo Nordisk A/S, Class B	3.1%
Novartis AG	2.4%
AstraZeneca PLC	2.4%
Linde PLC	2.4%
Toyota Motor Corp.	2.3%
Siemens AG	1.9%
Commonwealth Bank of Australia	1.9%
Schneider Electric SE	1.6%

Semi-Annual Shareholder Report

January 31, 2025

RISEX01312025

Domini International Opportunities Fund℠

Investor shares

January 31, 2025

SECTOR ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	0.9%
Real Estate	2.0%
Utilities	2.4%
Communication Services	3.9%
Materials	7.1%
Consumer Staples	7.2%
Information Technology	11.1%
Consumer Discretionary	12.6%
Health Care	15.2%
Industrials	15.5%
Financials	22.1%

GEOGRAPHICAL ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	0.9%
OtherFootnote Reference*	10.3%
Sweden	3.0%
Spain	3.7%
Australia	4.4%
Denmark	4.6%
Netherlands	6.5%
Switzerland	7.6%
France	8.3%
United Kingdom	9.4%
Germany	10.6%
United States	13.2%
Japan	17.5%
Footnote	Description
Footnote*	Amounts represent investments in countries less than 2% of net assets

Material Fund Changes

This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s prospectus at domini.com/funddocuments.

Fund liquidation update: The Board of Trustees of the International Opportunities Fund (the "Fund") authorized the liquidation of the Fund on March 21, 2025 (the “Liquidation Date”). Any remaining Shareholders, as of the Liquidation Date, were automatically redeemed if no prior action was taken.

Additional Information

You can find additional information on the Fund’s website, domini.com/funddocuments, including its:

  Prospectus

  Fund holdings

  Financial information

  Proxy voting information

You can also request this information by contacting us at 1-800-582-6757.

Scan for more information

Semi-Annual Shareholder Report

January 31, 2025

Domini International Opportunities Fund℠

Investor shares

Semi-Annual Shareholder Report

January 31, 2025

Domini International Opportunities Fund℠

INSTITUTIONAL SHARES | LEADX

Shareholder Report Overview

This semi-annual shareholder report contains important information about the Domini International Opportunities Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional shares	$57	1.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$21,770,942
Total number of portfolio holdings	281
Portfolio turnover rate	13%
Total advisory fees paid	$100,461

What did the Fund invest in?

The following table identifies the Fund's top ten portfolio holdings as of the end of the reporting period:

TOP TEN HOLDINGS (% of net assets)

ASML Holding NV	3.3%
SAP SE	3.2%
Novo Nordisk A/S, Class B	3.1%
Novartis AG	2.4%
AstraZeneca PLC	2.4%
Linde PLC	2.4%
Toyota Motor Corp.	2.3%
Siemens AG	1.9%
Commonwealth Bank of Australia	1.9%
Schneider Electric SE	1.6%

Semi-Annual Shareholder Report

January 31, 2025

LEADX01312025

Domini International Opportunities Fund℠

Institutional shares

January 31, 2025

SECTOR ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	0.9%
Real Estate	2.0%
Utilities	2.4%
Communication Services	3.9%
Materials	7.1%
Consumer Staples	7.2%
Information Technology	11.1%
Consumer Discretionary	12.6%
Health Care	15.2%
Industrials	15.5%
Financials	22.1%

GEOGRAPHICAL ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	0.9%
OtherFootnote Reference*	10.3%
Sweden	3.0%
Spain	3.7%
Australia	4.4%
Denmark	4.6%
Netherlands	6.5%
Switzerland	7.6%
France	8.3%
United Kingdom	9.4%
Germany	10.6%
United States	13.2%
Japan	17.5%
Footnote	Description
Footnote*	Amounts represent investments in countries less than 2% of net assets

Material Fund Changes

This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s prospectus at domini.com/funddocuments.

Fund liquidation update: The Board of Trustees of the International Opportunities Fund (the "Fund") authorized the liquidation of the Fund on March 21, 2025 (the “Liquidation Date”). Any remaining Shareholders, as of the Liquidation Date, were automatically redeemed if no prior action was taken.

Additional Information

You can find additional information on the Fund’s website, domini.com/funddocuments, including its:

  Prospectus

  Fund holdings

  Financial information

  Proxy voting information

You can also request this information by contacting us at 1-800-582-6757.

Scan for more information

Semi-Annual Shareholder Report

January 31, 2025

Domini International Opportunities Fund℠

Institutional shares

Semi-Annual Shareholder Report

January 31, 2025

Domini Sustainable Solutions Fund℠

INVESTOR SHARES | CAREX

Shareholder Report Overview

This semi-annual shareholder report contains important information about the Domini Sustainable Solutions Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor shares	$71	1.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$36,959,541
Total number of portfolio holdings	49
Portfolio turnover rate	24%
Total advisory fees paid	$157,711

What did the Fund invest in?

The following table identifies the Fund's top ten portfolio holdings as of the end of the reporting period:

TOP TEN HOLDINGS (% of net assets)

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.7%
Wolters Kluwer NV	3.7%
Veralto Corp.	3.3%
Crowdstrike Holdings, Inc., Class A	3.2%
Resona Holdings, Inc.	3.1%
Autodesk, Inc.	2.8%
Haleon PLC	2.8%
Vertex Pharmaceuticals, Inc.	2.8%
Palo Alto Networks, Inc.	2.8%
Hologic, Inc.	2.7%

Semi-Annual Shareholder Report

January 31, 2025

CAREX01312025

Domini Sustainable Solutions Fund℠

Investor shares

January 31, 2025

SECTOR ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	5.8%
Real Estate	1.0%
Utilities	1.2%
Communication Services	2.1%
Consumer Staples	3.7%
Consumer Discretionary	8.6%
Financials	9.7%
Health Care	21.6%
Information Technology	21.7%
Industrials	24.6%

GEOGRAPHICAL ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	5.8%
OtherFootnote Reference*	2.6%
United Kingdom	2.1%
France	2.2%
Brazil	2.5%
Japan	3.1%
Germany	5.0%
Netherlands	7.8%
United States	68.9%
Footnote	Description
Footnote*	Amounts represent investments in countries less than 2% of net assets

Additional Information

You can find additional information on the Fund’s website, domini.com/funddocuments, including its:

  Prospectus

  Fund holdings

  Financial information

  Proxy voting information

You can also request this information by contacting us at 1-800-582-6757.

Scan for more information

Semi-Annual Shareholder Report

January 31, 2025

Domini Sustainable Solutions Fund℠

Investor shares

Semi-Annual Shareholder Report

January 31, 2025

Domini Sustainable Solutions Fund℠

INSTITUTIONAL SHARES | LIFEX

Shareholder Report Overview

This semi-annual shareholder report contains important information about the Domini Sustainable Solutions Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional shares	$59	1.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$36,959,541
Total number of portfolio holdings	49
Portfolio turnover rate	24%
Total advisory fees paid	$157,711

What did the Fund invest in?

The following table identifies the Fund's top ten portfolio holdings as of the end of the reporting period:

TOP TEN HOLDINGS (% of net assets)

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.7%
Wolters Kluwer NV	3.7%
Veralto Corp.	3.3%
Crowdstrike Holdings, Inc., Class A	3.2%
Resona Holdings, Inc.	3.1%
Autodesk, Inc.	2.8%
Haleon PLC	2.8%
Vertex Pharmaceuticals, Inc.	2.8%
Palo Alto Networks, Inc.	2.8%
Hologic, Inc.	2.7%

Semi-Annual Shareholder Report

January 31, 2025

LIFEX01312025

Domini Sustainable Solutions Fund℠

Institutional shares

January 31, 2025

SECTOR ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	5.8%
Real Estate	1.0%
Utilities	1.2%
Communication Services	2.1%
Consumer Staples	3.7%
Consumer Discretionary	8.6%
Financials	9.7%
Health Care	21.6%
Information Technology	21.7%
Industrials	24.6%

GEOGRAPHICAL ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	5.8%
OtherFootnote Reference*	2.6%
United Kingdom	2.1%
France	2.2%
Brazil	2.5%
Japan	3.1%
Germany	5.0%
Netherlands	7.8%
United States	68.9%
Footnote	Description
Footnote*	Amounts represent investments in countries less than 2% of net assets

Additional Information

You can find additional information on the Fund’s website, domini.com/funddocuments, including its:

  Prospectus

  Fund holdings

  Financial information

  Proxy voting information

You can also request this information by contacting us at 1-800-582-6757.

Scan for more information

Semi-Annual Shareholder Report

January 31, 2025

Domini Sustainable Solutions Fund℠

Institutional shares

Semi-Annual Shareholder Report

January 31, 2025

Domini Impact International Equity Fund℠

INVESTOR SHARES | DOMIX

Shareholder Report Overview

This shareholder report contains important information about the Domini Impact International Equity Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor shares	$61	1.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$817,722,544
Total number of portfolio holdings	163
Portfolio turnover rate	38%
Total advisory fees paid	$3,411,537

What did the Fund invest in?

The following table identifies the Fund's top ten portfolio holdings as of the end of the reporting period:

TOP TEN HOLDINGS (% of net assets)

Novartis AG	3.6%
ABB Ltd.	2.5%
Recruit Holdings Co.Ltd.	2.3%
Banco Santander SA	2.2%
3i Group PLC	2.2%
InterContinental Hotels Group PLC	2.2%
BNP Paribas SA	2.2%
Fast Retailing Co., Ltd.	2.0%
Pro Medicus, Ltd.	1.9%
Mercedes-Benz Group AG	1.9%

Semi-Annual Shareholder Report

January 31, 2025

DOMIX01312025

Domini Impact International Equity Fund℠

Investor shares

January 31, 2025

SECTOR ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	0.9%
Utilities	0.6%
Communication Services	4.2%
Materials	4.2%
Real Estate	4.7%
Consumer Staples	5.1%
Information Technology	11.7%
Consumer Discretionary	13.4%
Health Care	15.1%
Industrials	16.9%
Financials	23.2%

GEOGRAPHICAL ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	0.9%
OtherFootnote Reference*	12.5%
Sweden	2.0%
Netherlands	2.8%
Singapore	3.7%
Italy	4.0%
Spain	4.2%
Switzerland	5.7%
Australia	5.9%
United States	8.8%
France	8.8%
Germany	9.5%
United Kingdom	11.3%
Japan	19.9%
Footnote	Description
Footnote*	Amounts represent investments in countries less than 2% of net assets

Additional Information

You can find additional information on the Fund’s website, domini.com/funddocuments, including its:

  Prospectus

  Fund holdings

  Financial information

  Proxy voting information

You can also request this information by contacting us at 1-800-582-6757.

Scan for more information

Semi-Annual Shareholder Report

January 31, 2025

Domini Impact International Equity Fund℠

Investor shares

Semi-Annual Shareholder Report

January 31, 2025

Domini Impact International Equity Fund℠

INSTITUTIONAL SHARES | DOMOX

Shareholder Report Overview

This shareholder report contains important information about the Domini Impact International Equity Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional shares	$50	0.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$817,722,544
Total number of portfolio holdings	163
Portfolio turnover rate	38%
Total advisory fees paid	$3,411,537

What did the Fund invest in?

The following table identifies the Fund's top ten portfolio holdings as of the end of the reporting period:

TOP TEN HOLDINGS (% of net assets)

Novartis AG	3.6%
ABB Ltd.	2.5%
Recruit Holdings Co.Ltd.	2.3%
Banco Santander SA	2.2%
3i Group PLC	2.2%
InterContinental Hotels Group PLC	2.2%
BNP Paribas SA	2.2%
Fast Retailing Co., Ltd.	2.0%
Pro Medicus, Ltd.	1.9%
Mercedes-Benz Group AG	1.9%

Semi-Annual Shareholder Report

January 31, 2025

DOMOX01312025

Domini Impact International Equity Fund℠

Institutional shares

January 31, 2025

SECTOR ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	0.9%
Utilities	0.6%
Communication Services	4.2%
Materials	4.2%
Real Estate	4.7%
Consumer Staples	5.1%
Information Technology	11.7%
Consumer Discretionary	13.4%
Health Care	15.1%
Industrials	16.9%
Financials	23.2%

GEOGRAPHICAL ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	0.9%
OtherFootnote Reference*	12.5%
Sweden	2.0%
Netherlands	2.8%
Singapore	3.7%
Italy	4.0%
Spain	4.2%
Switzerland	5.7%
Australia	5.9%
United States	8.8%
France	8.8%
Germany	9.5%
United Kingdom	11.3%
Japan	19.9%
Footnote	Description
Footnote*	Amounts represent investments in countries less than 2% of net assets

Additional Information

You can find additional information on the Fund’s website, domini.com/funddocuments, including its:

  Prospectus

  Fund holdings

  Financial information

  Proxy voting information

You can also request this information by contacting us at 1-800-582-6757.

Scan for more information

Semi-Annual Shareholder Report

January 31, 2025

Domini Impact International Equity Fund℠

Institutional shares

Semi-Annual Shareholder Report

January 31, 2025

Domini Impact International Equity Fund℠

CLASS Y SHARES | DOMYX

Shareholder Report Overview

This shareholder report contains important information about the Domini Impact International Equity Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y shares	$52	1.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$817,722,544
Total number of portfolio holdings	163
Portfolio turnover rate	38%
Total advisory fees paid	$3,411,537

What did the Fund invest in?

The following table identifies the Fund's top ten portfolio holdings as of the end of the reporting period:

TOP TEN HOLDINGS (% of net assets)

Novartis AG	3.6%
ABB Ltd.	2.5%
Recruit Holdings Co.Ltd.	2.3%
Banco Santander SA	2.2%
3i Group PLC	2.2%
InterContinental Hotels Group PLC	2.2%
BNP Paribas SA	2.2%
Fast Retailing Co., Ltd.	2.0%
Pro Medicus, Ltd.	1.9%
Mercedes-Benz Group AG	1.9%

Semi-Annual Shareholder Report

January 31, 2025

DOMYX01312025

Domini Impact International Equity Fund℠

Class Y shares

January 31, 2025

SECTOR ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	0.9%
Utilities	0.6%
Communication Services	4.2%
Materials	4.2%
Real Estate	4.7%
Consumer Staples	5.1%
Information Technology	11.7%
Consumer Discretionary	13.4%
Health Care	15.1%
Industrials	16.9%
Financials	23.2%

GEOGRAPHICAL ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	0.9%
OtherFootnote Reference*	12.5%
Sweden	2.0%
Netherlands	2.8%
Singapore	3.7%
Italy	4.0%
Spain	4.2%
Switzerland	5.7%
Australia	5.9%
United States	8.8%
France	8.8%
Germany	9.5%
United Kingdom	11.3%
Japan	19.9%
Footnote	Description
Footnote*	Amounts represent investments in countries less than 2% of net assets

Additional Information

You can find additional information on the Fund’s website, domini.com/funddocuments, including its:

  Prospectus

  Fund holdings

  Financial information

  Proxy voting information

You can also request this information by contacting us at 1-800-582-6757.

Scan for more information

Semi-Annual Shareholder Report

January 31, 2025

Domini Impact International Equity Fund℠

Class Y shares

Semi-Annual Shareholder Report

January 31, 2025

Domini Impact Bond Fund℠

INVESTOR SHARES | DSBFX

Shareholder Report Overview

This semi-annual shareholder report contains important information about the Domini Impact Bond Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor shares	$44	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$246,409,091
Total number of portfolio holdings	386
Portfolio turnover rate	94%
Total advisory fees paid	$706,285

What did the Fund invest in?

The following table identifies the Fund's top ten portfolio holdings as of the end of the reporting period:

TOP TEN HOLDINGS (% of net assets)

Federal National Mortgage Association, 0.875%, 08/05/30	2.7%
Federal Home Loan Bank Discount Notes, 0.000%, 02/14/25	2.4%
Kreditanstalt fuer Wiederaufbau, 4.375%, 02/28/34	2.4%
Federal Farm Credit Banks Funding Corp., 4.500%, 03/02/26	2.0%
Federal Home Loan Banks, 3.250%, 11/16/28	2.0%
Federal National Mortgage Association, 0.750%, 10/08/27	1.9%
Federal Home Loan Bank Discount Notes, 0.000%, 05/13/25	1.6%
Federal National Mortgage Association, 2.500%, 12/01/51	1.6%
Federal National Mortgage Association, 3.000%, 06/01/52	1.5%
Federal Home Loan Banks, 4.125%, 03/13/26	1.4%

Semi-Annual Shareholder Report

January 31, 2025

DSBFX01312025

Domini Impact Bond Fund℠

Investor shares

January 31, 2025

PORTFOLIO COMPOSITION (% of net assets)

Value	Value
Other Liabilities, Less Assets	(7.9%)
Convertible Bonds	0.4%
Senior Floating Rate Interests	2.0%
Municipal Bonds	3.7%
Foreign Government & Agency Securities	3.8%
Asset Backed Securities	4.4%
U.S. Government Agency Obligations	25.6%
Corporate Bonds and Notes	25.8%
Mortgage Backed Securities	42.2%

Additional Information

You can find additional information on the Fund’s website, domini.com/funddocuments, including its:

  Prospectus

  Fund holdings

  Financial information

  Proxy voting information

You can also request this information by contacting us at 1-800-582-6757.

Scan for more information

Semi-Annual Shareholder Report

January 31, 2025

Domini Impact Bond Fund℠

Investor shares

Semi-Annual Shareholder Report

January 31, 2025

Domini Impact Bond Fund℠

INSTITUTIONAL SHARES | DSBIX

Shareholder Report Overview

This semi-annual shareholder report contains important information about the Domini Impact Bond Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional shares	$29	0.57%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$246,409,091
Total number of portfolio holdings	386
Portfolio turnover rate	94%
Total advisory fees paid	$706,285

What did the Fund invest in?

The following table identifies the Fund's top ten portfolio holdings as of the end of the reporting period:

TOP TEN HOLDINGS (% of net assets)

Federal National Mortgage Association, 0.875%, 08/05/30	2.7%
Federal Home Loan Bank Discount Notes, 0.000%, 02/14/25	2.4%
Kreditanstalt fuer Wiederaufbau, 4.375%, 02/28/34	2.4%
Federal Farm Credit Banks Funding Corp., 4.500%, 03/02/26	2.0%
Federal Home Loan Banks, 3.250%, 11/16/28	2.0%
Federal National Mortgage Association, 0.750%, 10/08/27	1.9%
Federal Home Loan Bank Discount Notes, 0.000%, 05/13/25	1.6%
Federal National Mortgage Association, 2.500%, 12/01/51	1.6%
Federal National Mortgage Association, 3.000%, 06/01/52	1.5%
Federal Home Loan Banks, 4.125%, 03/13/26	1.4%

Semi-Annual Shareholder Report

January 31, 2025

DSBIX01312025

Domini Impact Bond Fund℠

Institutional shares

January 31, 2025

PORTFOLIO COMPOSITION (% of net assets)

Value	Value
Other Liabilities, Less Assets	(7.9%)
Convertible Bonds	0.4%
Senior Floating Rate Interests	2.0%
Municipal Bonds	3.7%
Foreign Government & Agency Securities	3.8%
Asset Backed Securities	4.4%
U.S. Government Agency Obligations	25.6%
Corporate Bonds and Notes	25.8%
Mortgage Backed Securities	42.2%

Additional Information

You can find additional information on the Fund’s website, domini.com/funddocuments, including its:

  Prospectus

  Fund holdings

  Financial information

  Proxy voting information

You can also request this information by contacting us at 1-800-582-6757.

Scan for more information

Semi-Annual Shareholder Report

January 31, 2025

Domini Impact Bond Fund℠

Institutional shares

Semi-Annual Shareholder Report

January 31, 2025

Domini Impact Bond Fund℠

CLASS Y SHARES | DSBYX

Shareholder Report Overview

This semi-annual shareholder report contains important information about the Domini Impact Bond Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y shares	$33	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$246,409,091
Total number of portfolio holdings	386
Portfolio turnover rate	94%
Total advisory fees paid	$706,285

What did the Fund invest in?

The following table identifies the Fund's top ten portfolio holdings as of the end of the reporting period:

TOP TEN HOLDINGS (% of net assets)

Federal National Mortgage Association, 0.875%, 08/05/30	2.7%
Federal Home Loan Bank Discount Notes, 0.000%, 02/14/25	2.4%
Kreditanstalt fuer Wiederaufbau, 4.375%, 02/28/34	2.4%
Federal Farm Credit Banks Funding Corp., 4.500%, 03/02/26	2.0%
Federal Home Loan Banks, 3.250%, 11/16/28	2.0%
Federal National Mortgage Association, 0.750%, 10/08/27	1.9%
Federal Home Loan Bank Discount Notes, 0.000%, 05/13/25	1.6%
Federal National Mortgage Association, 2.500%, 12/01/51	1.6%
Federal National Mortgage Association, 3.000%, 06/01/52	1.5%
Federal Home Loan Banks, 4.125%, 03/13/26	1.4%

Semi-Annual Shareholder Report

January 31, 2025

DSBYX01312025

Domini Impact Bond Fund℠

Class Y shares

January 31, 2025

PORTFOLIO COMPOSITION (% of net assets)

Value	Value
Other Liabilities, Less Assets	(7.9%)
Convertible Bonds	0.4%
Senior Floating Rate Interests	2.0%
Municipal Bonds	3.7%
Foreign Government & Agency Securities	3.8%
Asset Backed Securities	4.4%
U.S. Government Agency Obligations	25.6%
Corporate Bonds and Notes	25.8%
Mortgage Backed Securities	42.2%

Additional Information

You can find additional information on the Fund’s website, domini.com/funddocuments, including its:

  Prospectus

  Fund holdings

  Financial information

  Proxy voting information

You can also request this information by contacting us at 1-800-582-6757.

Scan for more information

Semi-Annual Shareholder Report

January 31, 2025

Domini Impact Bond Fund℠

Class Y shares

(b)	Not applicable

Item 2.	Code of Ethics.

(a) Not applicable to a semi-annual report

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f) Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable to a semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to a semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.	Investments.

(a)	The Schedule of Investments is included as part of the Financial Statements filed under Item 7.

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Financials and Other Information

January 31, 2025

Domini Impact Equity FundSM

Investor shares (DSEFX), Institutional shares (DIEQX), and Class Y shares (DSFRX)

Domini International Opportunities FundSM

Investor shares (RISEX) and Institutional shares (LEADX)

Domini Sustainable Solutions FundSM

Investor shares (CAREX) and Institutional shares (LIFEX)

Domini Impact International Equity FundSM

Investor shares (DOMIX), Institutional shares (DOMOX), and Class Y shares (DOMYX),

Domini Impact Bond FundSM

Investor shares (DSBFX), Institutional shares (DSBIX), and Class Y shares (DSBYX)

Fund Holdings

1	Domini Impact Equity Fund

7	Domini International Opportunities Fund

14	Domini Sustainable Solutions Fund

16	Domini Impact International Equity Fund

21	Domini Impact Bond Fund

Financial Statements and Financial Highlights

34	Domini Impact Equity Fund

35	Domini International Opportunities Fund

36	Domini Sustainable Solutions Fund

37	Domini Impact International Equity Fund

69	Domini Impact Bond Fund

87	Changes in and Disagreements with Accountants

87	Proxy Disclosures

87	Remuneration Paid to Directors, Officers, and Others

87	Statement Regarding Basis for Approval of Investment Advisory Contract

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2025 (Unaudited)

SECURITY	SHARES	VALUE

Long Term Investments – 99.8%
Common Stocks – 99.8%
Communication Services – 8.8%
Alphabet, Inc., Class A	256,800	$52,392,336
AT&T, Inc.	238,485	5,659,249
Charter Communications, Inc., Class A (a)	3,058	1,056,508
Comcast Corp., Class A	127,421	4,288,991
Deutsche Telekom AG ADR	114,600	3,837,954
Electronic Arts, Inc.	8,900	1,093,899
Netflix, Inc. (a)	14,338	14,004,785
Omnicom Group, Inc.	6,200	538,098
Orange SA ADR	67,400	721,854
Take-Two Interactive Software, Inc. (a)	5,600	1,038,856
TELUS Corp.	50,094	725,862
T-Mobile US, Inc.	16,200	3,774,114
Verizon Communications, Inc.	130,195	5,128,381
Walt Disney Co. (The)	61,193	6,918,481

		101,179,368

Consumer Discretionary – 12.1%
Amazon.com, Inc. (a)	228,280	54,257,590
Best Buy Co., Inc.	6,749	579,469
Chipotle Mexican Grill, Inc. (a)	45,850	2,675,348
eBay, Inc.	16,400	1,106,672
Ford Motor Co.	132,200	1,332,576
Garmin, Ltd.	7,846	1,693,559
Home Depot, Inc. (The)	33,551	13,822,341
Lowe’s Cos., Inc.	19,141	4,977,426
MercadoLibre, Inc. (a)	1,623	3,119,714
NIKE, Inc., Class B	39,649	3,049,008
Sony Group Corp. ADR	189,375	4,168,144
Starbucks Corp.	37,567	4,045,215
Tesla, Inc. (a)	94,299	38,153,375
TJX Cos., Inc.	38,100	4,754,499
Ulta Beauty, Inc. (a)	1,598	658,616
Williams-Sonoma, Inc.	4,200	887,754

		139,281,306

Consumer Staples – 5.4%
Church & Dwight Co., Inc.	8,012	845,426
Clorox Co. (The)	4,300	682,324
Colgate-Palmolive Co.	27,425	2,377,748
Costco Wholesale Corp.	14,903	14,603,152
General Mills, Inc.	18,699	1,124,558
Haleon PLC ADR	126,625	1,199,139
Kenvue, Inc.	65,100	1,385,979
Keurig Dr. Pepper, Inc.	36,900	1,184,490
Kimberly-Clark Corp.	11,318	1,471,000
Kraft Heinz Co. (The)	26,423	788,462
Kroger Co. (The)	22,711	1,399,906
L’Oreal SA ADR	41,000	3,029,080
McCormick & Co., Inc.	8,800	679,624
Mondelez International, Inc., Class A	45,247	2,623,874
PepsiCo, Inc.	46,231	6,966,549
Procter & Gamble Co. (The)	79,225	13,150,558
Sprouts Farmers Market, Inc. (a)	4,800	760,032
Sysco Corp.	16,103	1,174,231
Target Corp.	15,551	2,144,638
Unilever PLC ADR	80,185	4,601,015

		62,191,785

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2025 (Unaudited)

SECURITY	SHARES	VALUE

Financials – 15.2%
Aflac, Inc.	18,715	$2,009,617
Allstate Corp.	8,900	1,711,737
American Express Co.	17,048	5,411,888
Aon PLC, Class A	7,100	2,632,822
Bank of America Corp.	232,054	10,744,100
Bank of New York Mellon Corp. (The)	24,300	2,088,099
Blackrock, Inc.	4,586	4,932,243
Block, Inc. (a)	28,200	2,561,124
Brown & Brown, Inc.	7,700	805,882
Capital One Financial Corp.	12,218	2,488,929
Charles Schwab Corp. (The)	51,378	4,249,988
Chubb, Ltd.	12,687	3,449,342
Cincinnati Financial Corp.	5,211	714,168
Citigroup, Inc.	61,808	5,033,025
CME Group, Inc.	12,198	2,885,071
Discover Financial Services	8,500	1,709,265
FactSet Research Systems, Inc.	1,300	616,733
Fifth Third Bancorp	33,856	1,500,159
Fiserv, Inc. (a)	18,900	4,083,156
Hartford Financial Services Group, Inc. (The)	9,793	1,092,409
Huntington Bancshares, Inc.	46,600	801,520
Intercontinental Exchange, Inc.	19,295	3,083,920
JPMorgan Chase & Co.	93,700	25,046,010
KeyCorp	48,800	877,424
London Stock Exchange Group PLC ADR	66,600	2,503,494
M&T Bank Corp.	8,300	1,670,292
Marsh & McLennan Cos., Inc.	16,630	3,606,714
Mastercard, Inc., Class A	27,452	15,247,664
MetLife, Inc.	19,200	1,660,992
Moody’s Corp.	5,171	2,582,604
Morgan Stanley	40,959	5,669,954
MSCI, Inc.	2,568	1,532,505
Nasdaq, Inc.	15,900	1,309,206
Northern Trust Corp.	6,100	684,969
PayPal Holdings, Inc. (a)	50,100	4,437,858
PNC Financial Services Group, Inc. (The)	13,349	2,682,482
Principal Financial Group, Inc.	7,700	634,865
Progressive Corp. (The)	19,658	4,844,518
Prudential Financial, Inc.	12,061	1,456,486
Raymond James Financial, Inc.	6,050	1,019,304
Regions Financial Corp.	31,028	764,530
S&P Global, Inc.	10,258	5,348,624
T Rowe Price Group, Inc.	7,311	854,802
Travelers Cos., Inc. (The)	7,616	1,867,291
Truist Financial Corp.	44,602	2,123,947
US Bancorp	52,416	2,504,436
Visa, Inc., A Shares	58,000	19,824,400
W.R. Berkley Corp.	10,050	591,242

		175,951,810

Health Care – 10.6%
AbbVie, Inc.	59,452	10,933,223
Agilent Technologies, Inc.	9,600	1,454,592
Alcon AG	16,962	1,545,069
Align Technology, Inc. (a)	2,400	525,864
Alnylam Pharmaceuticals, Inc. (a)	4,300	1,166,633
Amgen, Inc.	18,019	5,142,983

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2025 (Unaudited)

SECURITY	SHARES	VALUE

Health Care (Continued)
AstraZeneca PLC ADR	100,800	$7,132,608
Becton Dickinson & Co.	9,651	2,389,588
Biogen, Inc. (a)	5,067	729,293
Bristol-Myers Squibb Co.	102,701	6,054,224
CSL, Ltd. ADR	32,700	2,818,740
Danaher Corp.	22,115	4,925,895
DexCom, Inc. (a)	12,973	1,126,446
Edwards Lifesciences Corp. (a)	19,672	1,425,236
GE HealthCare Technologies, Inc.	14,800	1,306,840
Gilead Sciences, Inc.	62,946	6,118,351
GSK PLC ADR	65,900	2,324,293
Hologic, Inc. (a)	7,452	537,587
IDEXX Laboratories, Inc. (a)	2,719	1,147,554
Illumina, Inc. (a)	5,349	710,026
Insulet Corp. (a)	2,300	640,274
Intuitive Surgical, Inc. (a)	17,900	10,236,652
Lonza Group AG ADR	24,500	1,553,545
Merck & Co., Inc.	83,735	8,274,693
Merck KGaA ADR	20,700	627,210
Mettler-Toledo International, Inc. (a)	690	941,464
Novo Nordisk A/S ADR	108,356	9,150,664
Pfizer, Inc.	188,670	5,003,528
Quest Diagnostics, Inc.	3,715	605,917
ResMed, Inc.	4,846	1,144,528
Sanofi SA ADR	77,516	4,212,219
STERIS PLC	3,400	750,210
Stryker Corp.	11,528	4,510,791
Takeda Pharmaceutical Co., Ltd. ADR	102,000	1,365,780
Thermo Fisher Scientific, Inc.	12,688	7,584,252
United Therapeutics Corp. (a)	2,200	772,574
Veeva Systems, Inc., Class A (a)	4,906	1,144,374
Vertex Pharmaceuticals, Inc. (a)	8,643	3,990,300
Waters Corp. (a)	1,963	815,587

		122,839,607

Industrials – 7.2%
Assa Abloy AB ADR	64,042	977,281
Atlas Copco AB, Class A ADR	132,800	2,213,776
Automatic Data Processing, Inc.	20,568	6,232,310
Brambles, Ltd. ADR	24,400	595,116
Builders FirstSource, Inc. (a)	3,800	635,664
Carlisle Cos., Inc.	1,500	584,190
Carrier Global Corp.	28,300	1,850,254
Central Japan Railway Co. ADR	57,800	534,650
Cintas Corp.	11,472	2,300,939
Comfort Systems USA, Inc.	1,227	535,892
Copart, Inc. (a)	29,900	1,732,107
Deere & Co.	8,545	4,072,205
Deutsche Post AG ADR	31,800	1,142,574
Emerson Electric Co.	28,526	3,706,954
Equifax, Inc.	4,100	1,126,598
FANUC Corp. ADR	61,700	918,713
Fastenal Co.	19,458	1,425,104
Hubbell, Inc.	1,800	761,418
IDEX Corp.	2,600	583,206
Illinois Tool Works, Inc.	9,552	2,475,496
Ingersoll Rand, Inc.	13,669	1,282,152
Kone OYJ ADR	24,500	633,080

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2025 (Unaudited)

SECURITY	SHARES	VALUE

Industrials (Continued)
Lennox International, Inc.	1,100	$651,662
Nidec Corp. ADR	134,712	581,956
Old Dominion Freight Line, Inc.	6,600	1,225,026
Otis Worldwide Corp.	13,500	1,288,170
Owens Corning	2,933	541,285
PACCAR, Inc.	17,500	1,940,400
Paychex, Inc.	10,931	1,614,181
Pentair PLC	5,500	570,240
Quanta Services, Inc.	5,000	1,538,050
Recruit Holdings Co., Ltd. ADR	232,700	3,250,819
RELX PLC ADR	63,000	3,143,070
Rockwell Automation, Inc.	3,872	1,078,081
Schneider Electric SE ADR	93,100	4,698,757
Siemens AG ADR	53,136	5,677,449
SMC Corp. ADR	40,500	768,285
Snap-on, Inc.	1,800	639,270
Thomson Reuters Corp.	4,600	773,950
Trane Technologies PLC	11,407	4,137,889
United Parcel Service, Inc., Class B	24,493	2,797,835
United Rentals, Inc.	2,159	1,636,651
Veralto Corp.	7,838	810,371
Vertiv Holdings Co., Class A	18,600	2,176,572
Watsco, Inc.	1,200	574,308
Westinghouse Air Brake Technologies Corp.	5,791	1,204,065
Wolters Kluwer NV ADR	8,000	1,461,440
WW Grainger, Inc.	1,470	1,562,125
Xylem, Inc.	8,200	1,017,128

		83,678,714

Information Technology – 35.5%
Accenture PLC, Class A	21,100	8,122,445
Adobe, Inc. (a)	14,824	6,484,759
Advanced Micro Devices, Inc. (a)	54,550	6,325,072
Analog Devices, Inc.	16,711	3,540,894
Apple, Inc.	357,496	84,369,056
Applied Materials, Inc.	27,702	4,996,056
Arista Networks, Inc. (a)	33,100	3,814,113
ASML Holding NV, Class G	13,200	9,758,892
Atlassian Corp., Class A (a)	8,100	2,484,918
Autodesk, Inc. (a)	10,907	3,395,785
Broadcom, Inc.	154,480	34,181,789
Cadence Design Systems, Inc. (a)	9,184	2,733,342
Cisco Systems, Inc.	122,691	7,435,075
Cloudflare, Inc., Class A (a)	9,700	1,342,480
Crowdstrike Holdings, Inc., Class A (a)	7,780	3,096,985
Datadog, Inc., Class A (a)	9,800	1,398,558
Fair Isaac Corp. (a)	1,200	2,248,272
First Solar, Inc. (a)	3,500	586,320
Fortinet, Inc. (a)	32,200	3,248,336
Hewlett Packard Enterprise Co.	43,900	930,241
Infineon Technologies AG ADR	41,500	1,359,125
Intel Corp.	133,279	2,589,611
International Business Machines Corp.	30,766	7,866,866
Intuit, Inc.	9,222	5,547,125
Marvell Technology, Inc.	43,575	4,917,874
Micron Technology, Inc.	37,500	3,421,500
Microsoft Corp.	179,561	74,528,589
MongoDB, Inc. (a)	2,400	655,968

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2025 (Unaudited)

SECURITY	SHARES	VALUE

Information Technology (Continued)
NetApp, Inc.	7,008	$855,677
NVIDIA Corp.	568,980	68,317,428
Palo Alto Networks, Inc. (a)	32,750	6,039,755
QUALCOMM, Inc.	37,400	6,467,582
Roper Technologies, Inc.	3,557	2,047,587
Salesforce, Inc.	30,834	10,535,978
ServiceNow, Inc. (a)	6,958	7,085,888
Shopify, Inc., Class A (a)	59,300	6,926,240
Synopsys, Inc. (a)	5,143	2,702,544
Texas Instruments, Inc.	30,752	5,677,127
Tyler Technologies, Inc. (a)	2,100	1,263,444
Zoom Communications, Inc., Class A (a)	7,731	672,133

		409,971,429

Materials – 2.2%
Air Liquide SA ADR	98,041	3,422,611
Air Products & Chemicals, Inc.	7,459	2,500,704
Avery Dennison Corp.	2,800	520,044
Ball Corp.	10,100	562,570
Ecolab, Inc.	8,448	2,113,605
International Flavors & Fragrances, Inc.	8,300	722,847
International Paper Co.	11,700	650,871
Linde PLC	16,030	7,151,304
Nucor Corp.	7,892	1,013,569
PPG Industries, Inc.	7,642	881,734
Sherwin-Williams Co. (The)	7,792	2,790,783
Smurfit WestRock PLC	17,585	933,588
Steel Dynamics, Inc.	4,800	615,360
Vulcan Materials Co.	4,344	1,190,908

		25,070,498

Real Estate – 2.3%
Alexandria Real Estate Equities, Inc.	5,800	564,630
American Tower Corp.	15,809	2,923,875
CBRE Group, Inc., Class A (a)	10,222	1,479,532
CoStar Group, Inc. (a)	13,310	1,019,546
Crown Castle, Inc.	14,722	1,314,380
Digital Realty Trust, Inc.	11,092	1,817,535
Equinix, Inc.	3,231	2,952,036
Essex Property Trust, Inc.	2,200	626,054
Extra Space Storage, Inc.	6,900	1,062,600
Mid-America Apartment Communities, Inc.	3,800	579,804
Prologis, Inc.	31,322	3,735,149
Public Storage	5,377	1,604,927
SBA Communications Corp.	3,707	732,355
Simon Property Group, Inc.	10,400	1,808,144
Ventas, Inc.	14,163	855,728
Welltower, Inc.	20,800	2,838,784
Weyerhaeuser Co.	25,200	771,624

		26,686,703

Utilities – 0.5%
Alliant Energy Corp.	8,500	500,480
Consolidated Edison, Inc.	11,461	1,074,354
Eversource Energy	12,158	701,273

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2025 (Unaudited)

SECURITY	SHARES	VALUE

Utilities (Continued)
Fortis, Inc.	17,000	$724,540
National Grid PLC ADR	31,819	1,953,687
SSE PLC ADR	37,400	764,456

		5,718,790

Total Investments – 99.8% (Cost $526,427,073)		1,152,570,010

Other Assets, less liabilities – 0.2%		1,966,691

Net Assets – 100.0%		$1,154,536,701

(a) Non-income producing security.

Abbreviations

ADR — American Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS

January 31, 2025 (Unaudited)

COUNTRY/SECURITY(a)	INDUSTRY	SHARES	VALUE

Long Term Investments – 99.1%
Common Stocks – 99.1%
Australia – 4.4%
ANZ Group Holdings, Ltd.	Banks	7,288	$137,624
ASX, Ltd.	Financial Services	477	18,703
Brambles, Ltd.	Commercial & Professional Services	5,121	62,581
CAR Group, Ltd.	Media &Entertainment	886	22,079
Cochlear, Ltd.	Health Care Equipment & Services	161	31,688
Coles Group, Ltd.	Consumer Staples Distribution & Retail	3,315	39,959
Commonwealth Bank of Australia	Banks	4,097	404,301
Dexus	Equity Real Estate Investment Trusts (REITs)	2,719	12,128
Fortescue, Ltd.	Materials	3,928	46,002
GPT Group (The)	Equity Real Estate Investment Trusts (REITs)	4,708	13,365
Mirvac Group	Equity Real Estate Investment Trusts (REITs)	10,105	12,224
Pilbara Minerals, Ltd. (b)	Materials	7,180	10,070
Pro Medicus, Ltd.	Health Care Equipment & Services	190	32,516
Stockland	Equity Real Estate Investment Trusts (REITs)	5,877	18,618
Suncorp Group, Ltd.	Insurance	3,145	40,322
Transurban Group	Transportation	7,597	62,577

			964,757

Austria – 0.3%
ANDRITZ AG	Capital Goods	163	9,229
Erste Group Bank AG	Banks	817	50,228
Mondi PLC	Materials	947	14,741

			74,198

Belgium – 0.4%
Ageas SA	Insurance	423	21,790
KBC Group NV	Banks	633	48,556
Lotus Bakeries NV	Food, Beverage & Tobacco	1	10,667

			81,013

Brazil – 1.5%

Itau Unibanco Holding SA ADR	Banks	12,800	74,240
MercadoLibre, Inc. (b)	Consumer Discretionary Distribution & Retail	133	255,651

			329,891

Canada – 0.4%
Fortis, Inc.	Utilities	1,227	52,260
Hydro One, Ltd. (c)	Utilities	800	24,891

			77,151

China – 0.8%
BYD Co., Ltd., Class H	Automobiles & Components	4,773	167,725

			167,725

Denmark – 4.6%
Coloplast A/S, Class B	Health Care Equipment & Services	326	37,545
DSV A/S	Transportation	473	94,228
Genmab A/S (b)	Pharmaceuticals, Biotechnology & Life Sciences	156	30,663
Jyske Bank A/S	Banks	109	7,883
Novo Nordisk A/S, Class B	Pharmaceuticals, Biotechnology & Life Sciences	7,868	664,253
Novonesis (Novozymes) B, B Shares	Materials	991	56,817
Orsted A/S (b)(c)	Utilities	363	13,998
Pandora A/S	Consumer Durables & Apparel	196	37,498

DOMINI INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2025 (Unaudited)

COUNTRY/SECURITY(a)	INDUSTRY	SHARES	VALUE
Denmark (Continued)
Tryg A/S	Insurance	737	$14,931
Vestas Wind Systems A/S (b)	Capital Goods	2,437	33,520

			991,336

Finland – 0.8%
Elisa OYJ	Telecommunication Services	364	15,686
Kesko OYJ, B Shares	Consumer Staples Distribution & Retail	785	15,057
Kone OYJ, Class B	Capital Goods	868	44,929
Nordea Bank Abp	Banks	7,669	91,318
Orion OYJ, Class B	Pharmaceuticals, Biotechnology & Life Sciences	307	16,669

			183,659

France – 8.3%
Air Liquide SA	Materials	1,414	247,000
Alstom SA (b)	Capital Goods	938	18,566
Amundi SA	Financial Services	147	10,348
AXA SA	Insurance	5,223	198,146
BioMerieux	Health Care Equipment & Services	106	12,865
BNP Paribas SA	Banks	2,501	170,843
Capgemini SE	Software & Services	397	72,141
Carrefour SA	Consumer Staples Distribution & Retail	1,232	17,553
Cie Generale des Etablissements Michelin SCA	Automobiles & Components	1,660	57,730
Credit Agricole SA	Banks	2,977	44,817
Danone SA	Food, Beverage & Tobacco	1,575	110,321
Edenred SE	Financial Services	600	20,700
Eiffage SA	Capital Goods	223	19,922
Gecina SA	Equity Real Estate Investment Trusts (REITs)	154	15,034
Hermes International SCA	Consumer Durables & Apparel	78	219,387
Kering SA	Consumer Durables & Apparel	172	45,028
Klepierre SA	Equity Real Estate Investment Trusts (REITs)	534	15,898
Legrand SA	Capital Goods	629	64,128
L’Oreal SA	Household & Personal Products	592	219,651
Orange SA	Telecommunication Services	5,009	53,869
Publicis Groupe SA	Media & Entertainment	559	59,451
Rexel SA	Capital Goods	728	19,273
Sartorius Stedim Biotech	Pharmaceuticals, Biotechnology & Life Sciences	72	16,602
Societe Generale SA	Banks	1,722	55,741
Unibail-Rodamco-Westfield (b)	Equity Real Estate Investment Trusts (REITs)	241	20,178

			1,805,192

Germany – 10.6%
adidas AG	Consumer Durables & Apparel	407	107,310
Beiersdorf AG	Household & Personal Products	232	31,036
Commerzbank AG	Banks	2,482	47,925
Continental AG	Automobiles & Components	265	18,834
Deutsche Boerse AG	Financial Services	460	113,637
Deutsche Post AG	Transportation	2,343	84,355
Hapag-Lloyd AG	Transportation	62	8,933
Henkel AG & Co. KGaA	Household & Personal Products	722	55,773
Infineon Technologies AG	Semiconductors & Semiconductor Equipment	3,000	98,635
Knorr-Bremse AG	Capital Goods	169	13,358
LEG Immobilien SE	Real Estate Management & Development	174	14,339
Mercedes-Benz Group AG	Automobiles & Components	2,102	127,886
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	Insurance	327	177,245
Nemetschek SE	Software & Services	147	17,564
Puma SE	Consumer Durables & Apparel	266	8,347
SAP SE	Software & Services	2,525	695,825

DOMINI INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2025 (Unaudited)

COUNTRY/SECURITY(a)	INDUSTRY	SHARES	VALUE
Germany (Continued)
Sartorius AG, Preference Shares (d )	Pharmaceuticals, Biotechnology & Life Sciences	69	$19,911
Siemens AG	Capital Goods	1,939	415,675
Siemens Energy AG (b)	Capital Goods	1,507	89,662
Siemens Healthineers AG (c)	Health Care Equipment & Services	656	37,232
Symrise AG	Materials	328	33,585
Talanx AG	Insurance	223	18,942
Vonovia SE	Real Estate Management & Development	1,921	58,769
Zalando SE (b)	Consumer Discretionary Distribution & Retail	578	21,541

			2,316,319

Hong Kong – 1.9%
AIA Group, Ltd.	Insurance	27,152	190,883
Hong Kong Exchanges & Clearing, Ltd.	Financial Services	2,931	114,718
Prudential PLC	Insurance	6,534	54,376
Techtronic Industries Co., Ltd.	Capital Goods	3,232	43,467

			403,444

Ireland – 0.3%
Kerry Group PLC, Class A	Food, Beverage & Tobacco	369	37,893
Kingspan Group PLC	Capital Goods	378	26,223

			64,116

Italy – 1.8%
Banco BPM SpA	Banks	3,579	31,460
Generali	Insurance	2,771	87,740
Intesa Sanpaolo SpA	Banks	38,356	166,017
Moncler SpA	Consumer Durables & Apparel	573	36,272
Prysmian SpA	Capital Goods	724	50,361
Terna - Rete Elettrica Nazionale	Utilities	3,515	28,995

			400,845

Japan – 17.5%
Advantest Corp.	Semiconductors & Semiconductor Equipment	1,800	99,517
Aeon Co., Ltd.	Consumer Staples Distribution & Retail	1,777	43,052
Bridgestone Corp.	Automobiles & Components	1,400	50,219
Canon, Inc.	Technology Hardware & Equipment	2,200	70,904
Central Japan Railway Co.	Transportation	2,060	38,206
Chiba Bank, Ltd. (The)	Banks	1,600	13,627
Dai Nippon Printing Co., Ltd.	Commercial & Professional Services	988	14,602
Daifuku Co., Ltd.	Capital Goods	851	17,466
Dai-ichi Life Holdings, Inc.	Insurance	2,205	60,208
Daiwa House Industry Co., Ltd.	Real Estate Management & Development	1,453	45,775
FANUC Corp.	Capital Goods	2,235	66,585
Fast Retailing Co., Ltd.	Consumer Discretionary Distribution & Retail	456	150,187
FUJIFILM Holdings Corp.	Technology Hardware & Equipment	2,817	62,062
Hankyu Hanshin Holdings, Inc.	Transportation	542	13,791
Hoya Corp.	Health Care Equipment & Services	788	105,817
Japan Airlines Co., Ltd.	Transportation	1,000	16,408
Kao Corp.	Household & Personal Products	1,082	42,904
KDDI Corp.	Telecommunication Services	3,500	116,606
Keyence Corp.	Technology Hardware & Equipment	420	180,898
Kintetsu Group Holdings Co., Ltd.	Transportation	400	8,626
Kurita Water Industries, Ltd.	Capital Goods	298	10,379
Lasertec Corp.	Semiconductors & Semiconductor Equipment	212	22,049
Lion Corp.	Household & Personal Products	900	9,635
Makita Corp.	Capital Goods	543	16,058
Mitsubishi Estate Co., Ltd.	Real Estate Management & Development	2,716	39,466
Mitsui Fudosan Co., Ltd.	Real Estate Management & Development	6,253	56,438

DOMINI INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2025 (Unaudited)

COUNTRY/SECURITY(a)	INDUSTRY	SHARES	VALUE
Japan (Continued)
MS&AD Insurance Group Holdings, Inc.	Insurance	3,305	$68,525
Nexon Co., Ltd.	Media & Entertainment	1,000	12,991
Nidec Corp.	Capital Goods	2,428	41,935
Nintendo Co., Ltd.	Media & Entertainment	2,780	182,381
Nippon Prologis REIT, Inc.	Equity Real Estate Investment Trusts (REITs)	6	9,150
Nippon Telegraph & Telephone Corp.	Telecommunication Services	125,550	123,598
Nissin Foods Holdings Co., Ltd.	Food, Beverage & Tobacco	543	12,141
Nitto Denko Corp.	Materials	1,710	30,334
Nomura Holdings, Inc.	Financial Services	6,705	43,592
NTT Data Group Corp.	Software & Services	1,428	27,713
Omron Corp.	Technology Hardware & Equipment	432	14,251
Oriental Land Co., Ltd.	Consumer Services	2,560	57,534
Panasonic Holdings Corp.	Consumer Durables & Apparel	5,401	55,110
Recruit Holdings Co., Ltd.	Commercial & Professional Services	3,350	233,804
Renesas Electronics Corp. (b)	Semiconductors & Semiconductor Equipment	3,943	52,814
Resona Holdings, Inc.	Banks	8,246	61,205
Sekisui Chemical Co., Ltd.	Capital Goods	900	14,915
Sekisui House, Ltd.	Consumer Durables & Apparel	1,413	32,475
Shimadzu Corp.	Technology Hardware & Equipment	600	17,405
Shimano, Inc.	Consumer Durables & Apparel	220	30,872
Shionogi & Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	2,042	30,026
Shiseido Co., Ltd.	Household & Personal Products	998	16,760
SMC Corp.	Capital Goods	170	64,326
Sony Group Corp.	Consumer Durables & Apparel	13,665	301,577
Sumitomo Realty & Development Co., Ltd.	Real Estate Management & Development	800	27,643
Sysmex Corp.	Health Care Equipment & Services	1,063	20,320
Terumo Corp.	Health Care Equipment & Services	3,464	65,033
Tokyo Electron, Ltd.	Semiconductors & Semiconductor Equipment	1,042	175,769
Tokyu Corp.	Transportation	1,298	14,813
Toray Industries, Inc.	Materials	5,600	38,858
TOTO, Ltd.	Capital Goods	399	9,753
Toyota Motor Corp.	Automobiles & Components	26,097	495,047
Trend Micro, Inc.	Software & Services	300	17,772
Unicharm Corp.	Household & Personal Products	2,806	21,914
Yaskawa Electric Corp.	Capital Goods	605	17,565

			3,811,406

Luxembourg – 0.1%
Eurofins Scientific SE	Pharmaceuticals, Biotechnology & Life Sciences	320	17,168

			17,168

Mexico – 0.2%
Grupo Financiero Banorte SAB de CV, Class O	Banks	7,100	49,284

			49,284

Netherlands – 6.5%
Adyen NV (b)(c)	Financial Services	73	117,831
Akzo Nobel NV	Materials	422	23,969
Arcadis NV	Commercial & Professional Services	172	9,820
Argenx SE (b)	Pharmaceuticals, Biotechnology & Life Sciences	220	145,230
ASML Holding NV	Semiconductors & Semiconductor Equipment	957	707,953
Euronext NV	Financial Services	230	26,714
ING Groep NV	Banks	7,680	127,648
Koninklijke Ahold Delhaize NV	Consumer Staples Distribution & Retail	2,273	80,550
Koninklijke KPN NV	Telecommunication Services	9,331	33,764
NN Group NV	Insurance	680	31,209
Wolters Kluwer NV	Commercial & Professional Services	578	105,001

			1,409,689

DOMINI INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2025 (Unaudited)

COUNTRY/SECURITY(a)	INDUSTRY	SHARES	VALUE
New Zealand – 0.4%
Auckland International Airport, Ltd.	Transportation	3,751	$18,283
Contact Energy, Ltd.	Utilities	2,040	10,701
Fisher & Paykel Healthcare Corp., Ltd.	Health Care Equipment & Services	2,173	45,975

			74,959

Norway – 0.3%
DNB Bank ASA	Banks	2,008	42,651
Orkla ASA	Food, Beverage & Tobacco	1,649	15,313
Storebrand ASA	Insurance	1,020	12,010

			69,974

Singapore – 1.0%
CapitaLand Integrated Commercial Trust	Equity Real Estate Investment Trusts (REITs)	16,491	23,540
DBS Group Holdings, Ltd.	Banks	4,702	153,906
STMicroelectronics NV	Semiconductors & Semiconductor Equipment	1,556	34,779

			212,225

South Africa – 0.1%
Shoprite Holdings, Ltd.	Consumer Staples Distribution & Retail	1,788	27,293

			27,293

Spain – 3.7%
Aena SME SA	Transportation	171	36,827
Amadeus IT Group SA	Consumer Services	1,069	78,227
Banco Bilbao Vizcaya Argentaria SA	Banks	13,982	159,185
Banco de Sabadell SA	Banks	12,779	30,122
Banco Santander SA	Banks	36,748	188,315
Bankinter SA	Banks	1,577	13,436
CaixaBank SA	Banks	8,601	52,065
Cellnex Telecom SA (b)	Telecommunication Services	1,221	40,895
Industria de Diseno Textil SA	Consumer Discretionary Distribution & Retail	2,708	146,992
Redeia Corp. SA	Utilities	1,055	17,746
Telefonica SA	Telecommunication Services	9,817	39,997

			803,807

Sweden – 3.0%
AddTech AB, B Shares	Capital Goods	621	18,126
Alfa Laval AB	Capital Goods	710	31,649
Assa Abloy AB, Class B	Capital Goods	2,384	73,037
Atlas Copco AB, A Shares	Capital Goods	9,555	159,623
Autoliv, Inc.	Automobiles & Components	223	21,555
Boliden AB	Materials	643	19,313
Castellum AB (b)	Real Estate Management & Development	1,114	12,082
Essity AB, Class B	Household & Personal Products	1,564	39,609
H & M Hennes & Mauritz AB, B Shares	Consumer Discretionary Distribution & Retail	1,576	20,997
Nibe Industrier AB, B Shares	Capital Goods	3,949	15,822
Sandvik AB	Capital Goods	2,549	52,594
Skandinaviska Enskilda Banken AB, Class A	Banks	3,699	52,431
SKF AB, B Shares	Capital Goods	935	18,885
Svenska Cellulosa AB SCA, Class B	Materials	1,506	20,741
Svenska Handelsbanken AB, A Shares	Banks	3,726	41,223
Swedbank AB, Class A	Banks	2,666	58,048

			655,735

Switzerland – 7.6%
ABB, Ltd.	Capital Goods	3,849	209,587
Accelleron Industries AG	Capital Goods	243	12,144
Adecco Group AG	Commercial & Professional Services	413	9,832

DOMINI INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2025 (Unaudited)

COUNTRY/SECURITY(a)	INDUSTRY	SHARES	VALUE
Switzerland (Continued)
Barry Callebaut AG	Food, Beverage & Tobacco	9	$9,893
Chocoladefabriken Lindt & Spruengli AG	Food, Beverage & Tobacco	5	57,435
DSM-Firmenich AG	Materials	484	49,411
Geberit AG	Capital Goods	82	45,737
Givaudan SA	Materials	19	83,177
Kuehne + Nagel International AG	Transportation	137	31,131
Lonza Group AG	Pharmaceuticals, Biotechnology & Life Sciences	177	112,234
Novartis AG	Pharmaceuticals, Biotechnology & Life Sciences	5,001	523,489
Sandoz Group AG	Pharmaceuticals, Biotechnology & Life Sciences	1,089	52,138
SIG Group AG	Materials	704	15,353
Sika AG	Materials	392	99,554
Sonova Holding AG	Health Care Equipment & Services	120	41,866
Straumann Holding AG	Health Care Equipment & Services	265	37,581
Swatch Group AG	Consumer Durables & Apparel	95	17,600
Swisscom AG	Telecommunication Services	63	35,453
Zurich Insurance Group AG	Insurance	357	216,329

			1,659,944

United Kingdom – 9.4%
3i Group PLC	Financial Services	2,343	112,565
Ashtead Group PLC	Capital Goods	1,069	69,669
Associated British Foods PLC	Food, Beverage & Tobacco	830	19,476
AstraZeneca PLC	Pharmaceuticals, Biotechnology & Life Sciences	3,672	515,459
Aviva PLC	Insurance	6,636	42,063
BT Group PLC	Telecommunication Services	20,622	36,143
Bunzl PLC	Capital Goods	826	35,160
Compass Group PLC	Consumer Services	4,152	143,055
Informa PLC	Media & Entertainment	3,292	35,127
Intermediate Capital Group PLC	Financial Services	713	20,776
Intertek Group PLC	Commercial & Professional Services	399	25,164
Investec PLC	Financial Services	1,498	9,649
J Sainsbury PLC	Consumer Staples Distribution & Retail	5,240	16,458
Kingfisher PLC	Consumer Discretionary Distribution & Retail	4,622	14,042
Land Securities Group PLC	Equity Real Estate Investment Trusts (REITs)	1,835	13,234
Legal & General Group PLC	Insurance	14,608	43,621
London Stock Exchange Group PLC	Financial Services	1,225	182,290
M&G PLC	Financial Services	5,614	14,462
National Grid PLC	Utilities	11,698	141,911
Sage Group PLC (The)	Software & Services	2,486	41,316
Segro PLC	Equity Real Estate Investment Trusts (REITs)	3,302	29,195
Severn Trent PLC	Utilities	741	23,142
Spirax Group PLC	Capital Goods	182	18,095
SSE PLC	Utilities	2,701	54,413
Unilever PLC	Household & Personal Products	5,862	335,758
Vodafone Group PLC	Telecommunication Services	50,906	43,369
Whitbread PLC	Consumer Services	435	15,089

			2,050,701

United States – 13.2%
Alliant Energy Corp.	Utilities	645	37,978
Campbell’s Co.	Food, Beverage & Tobacco	489	18,958
Chubb, Ltd.	Insurance	900	244,692
Clorox Co. (The)	Household & Personal Products	266	42,209
Consolidated Edison, Inc.	Utilities	800	74,992
Copart, Inc. (b)	Commercial & Professional Services	2,188	126,751
CRH PLC	Materials	1,669	165,135
CSL, Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	1,176	203,028
Eversource Energy	Utilities	900	51,912

DOMINI INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2025 (Unaudited)

COUNTRY/SECURITY(a)	INDUSTRY	SHARES	VALUE
United States (Continued)
Ferguson Enterprises, Inc.	Capital Goods	491	$88,465
Ferrovial SE	Capital Goods	1,213	51,775
General Mills, Inc.	Food, Beverage & Tobacco	1,349	81,129
GSK PLC	Pharmaceuticals, Biotechnology & Life Sciences	9,674	168,517
Haleon PLC	Household & Personal Products	19,810	92,339
Linde PLC	Materials	1,152	513,930
McCormick & Co., Inc.	Food, Beverage & Tobacco	689	53,211
Qiagen NV (b)	Pharmaceuticals, Biotechnology & Life Sciences	530	23,653
Sanofi SA	Pharmaceuticals, Biotechnology & Life Sciences	2,787	302,897
Schneider Electric SE	Capital Goods	1,359	344,676
Smurfit WestRock PLC	Materials	1,279	67,797
Swiss Re AG	Insurance	711	108,546

			2,862,590

Total Investments – 99.1% (Cost $18,367,134)			21,564,421

Other Assets, less liabilities – 0.9%			206,521

Net Assets – 100.0%			$21,770,942

(a) These country classifications are used for financial reporting purposes only. For compliance purposes, the Fund may not use the same classification system.

(b) Non-income producing security.

(c) Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2025, the aggregate value of these securities is $193,952 or 0.89% of the Fund’s net assets.

(d) Floating/Variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

Abbreviations

ADR — American Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SUSTAINABLE SOLUTIONS FUND

PORTFOLIO OF INVESTMENTS

January 31, 2025 (Unaudited)

SECURITY	SHARES	VALUE

Long Term Investments – 94.2%
Common Stocks – 94.2%
Communication Services – 2.1%
New York Times Co. (The), Class A	14,107	$766,010

		766,010

Consumer Discretionary – 8.6%
BYD Co., Ltd., Class H	15,760	553,812
Levi Strauss & Co., Class A	43,341	824,779
MercadoLibre, Inc. (a)	473	909,196
Tesla, Inc. (a)	2,216	896,593

		3,184,380

Consumer Staples – 3.7%
elf Beauty, Inc. (a)	3,155	315,216
Haleon PLC	224,754	1,047,626

		1,362,842

Financials – 9.7%
Amalgamated Financial Corp.	14,565	508,901
Federal Agricultural Mortgage Corp., Class C	2,850	563,673
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,525	1,368,632
Resona Holdings, Inc.	156,062	1,158,361

		3,599,567

Health Care – 21.6%
DexCom, Inc. (a)	7,925	688,128
GE HealthCare Technologies, Inc.	6,351	560,793
GSK PLC	33,584	585,019
Halozyme Therapeutics, Inc. (a)	14,403	815,786
Hologic, Inc. (a)	14,084	1,016,020
Inspire Medical Systems, Inc. (a)	2,770	535,995
Intuitive Surgical, Inc. (a)	317	181,286
Natera, Inc. (a)	4,288	758,633
Organon & Co.	42,215	656,865
Sarepta Therapeutics, Inc. (a)	3,052	347,073
United Therapeutics Corp. (a)	2,268	796,454
Vertex Pharmaceuticals, Inc. (a)	2,245	1,036,472

		7,978,524

Industrials – 24.6%
Acuity Brands, Inc.	2,431	808,040
Advanced Drainage Systems, Inc.	2,824	341,450
Arcadis NV	14,310	816,966
Blue Bird Corp. (a)	9,084	323,572
Comfort Systems USA, Inc.	1,791	782,219
Nexans SA	8,288	808,703
Nordex SE (a)	41,591	480,162
Quanta Services, Inc.	1,463	450,033
Schneider Electric SE	3,664	929,281
Veralto Corp.	11,652	1,204,700
Wolters Kluwer NV	7,433	1,350,294
Xylem, Inc.	6,387	792,244

		9,087,664

DOMINI SUSTAINABLE SOLUTIONS FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2025 (Unaudited)

SECURITY	SHARES	VALUE

Information Technology – 21.7%
Arista Networks, Inc. (a)	3,587	$413,330
ASML Holding NV, Class G	962	711,216
Autodesk, Inc. (a)	3,371	1,049,527
Corning, Inc.	7,436	387,267
Crowdstrike Holdings, Inc., Class A (a)	2,952	1,175,103
First Solar, Inc. (a)	2,493	417,627
Flex, Ltd. (a)	18,619	775,481
International Business Machines Corp.	3,308	845,856
NVIDIA Corp.	3,798	456,026
Palo Alto Networks, Inc. (a)	5,539	1,021,502
Sage Group PLC (The)	22,263	369,999
Shopify, Inc., Class A (a)	3,492	407,866

		8,030,800

Real Estate – 1.0%
Ventas, Inc.	6,132	370,495

		370,495

Utilities – 1.2%
SSE PLC	20,903	421,102

		421,102

Total Investments – 94.2% (Cost $25,681,673)		34,801,384

Other Assets, less liabilities – 5.8%		2,158,157

Net Assets – 100.0%		$36,959,541

(a) Non-income producing security.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

Portfolio Holdings by Country	(% Of Net Assets) (Unaudited)	Portfolio Holdings by Country	(% Of Net Assets) (Unaudited)

United States	68.9%	France	2.2%

Netherlands	7.8%	United Kingdom	2.1%

Germany	5.0%	China	1.5%

Japan	3.1%	Canada	1.1%

Brazil	2.5%	Other Assets, less liabilities	5.8%

Total			100.0%

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2025 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE

Long Term Investments – 99.1%
Common Stocks – 99.1%
Australia – 5.9%
ANZ Group Holdings, Ltd.	Banks	52,900	$998,941
BlueScope Steel, Ltd.	Materials	129,200	1,687,130
CAR Group, Ltd.	Media & Entertainment	20,200	503,372
Fortescue, Ltd.	Materials	1,002,930	11,745,683
Goodman Group	Equity Real Estate Investment Trusts (REITs)	631,100	14,073,628
JB Hi-Fi, Ltd.	Consumer Discretionary Distribution & Retail	59,700	3,724,763
Pro Medicus, Ltd.	Health Care Equipment & Services	92,302	15,796,179

			48,529,696

Belgium – 1.6%
Ageas SA	Insurance	25,800	1,329,050
UCB SA	Pharmaceuticals, Biotechnology & Life Sciences	58,700	11,420,276

			12,749,326

Brazil – 0.1%
Banco do Brasil SA	Banks	204,138	966,887
Klabin SA	Materials	6,142	5,045

			971,932

China – 1.8%
China Life Insurance Co., Ltd., Class H	Insurance	2,185,100	4,056,404
Lenovo Group, Ltd.	Technology Hardware & Equipment	3,120,300	3,763,233
Ping An Insurance Group Co. of China, Ltd., Class H	Insurance	657,300	3,701,048
SITC International Holdings Co., Ltd.	Transportation	815,600	1,939,644
Zhongsheng Group Holdings, Ltd.	Consumer Discretionary Distribution & Retail	944,600	1,493,871

			14,954,200

Denmark – 1.4%
Genmab A/S (a)	Pharmaceuticals, Biotechnology & Life Sciences	14,800	2,909,043
Novo Nordisk A/S, Class B	Pharmaceuticals, Biotechnology & Life Sciences	33,384	2,818,431
Pandora A/S	Consumer Durables & Apparel	28,600	5,471,701
Vestas Wind Systems A/S (a)	Capital Goods	290	3,989

			11,203,164

Finland – 0.3%
Nokia OYJ ADR	Technology Hardware & Equipment	522,882	2,405,257

			2,405,257

France – 8.8%
Accor SA	Consumer Services	160,600	8,256,399
BNP Paribas SA	Banks	258,559	17,662,080
Carrefour SA	Consumer Staples Distribution & Retail	381	5,428
Credit Agricole SA	Banks	197,100	2,967,220
Eiffage SA	Capital Goods	40,645	3,631,098
Forvia SE	Automobiles & Components	399,200	4,189,752
Ipsen SA	Pharmaceuticals, Biotechnology & Life Sciences	23,300	2,876,186
Kering SA	Consumer Durables & Apparel	18	4,712
Klepierre SA	Equity Real Estate Investment Trusts (REITs)	205,900	6,129,912
Publicis Groupe SA	Media & Entertainment	85,400	9,082,453
Societe Generale SA	Banks	231,400	7,490,426
Unibail-Rodamco-Westfield (a)	Equity Real Estate Investment Trusts (REITs)	115,415	9,663,303

			71,958,969

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2025 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE

Germany – 9.5%
adidas AG	Consumer Durables & Apparel	59,533	$15,696,464
Aroundtown SA (a)	Real Estate Management & Development	307,400	912,156
Deutsche Telekom AG	Telecommunication Services	477	16,003
Evonik Industries AG	Materials	268	5,032
Mercedes-Benz Group AG	Automobiles & Components	259,000	15,757,596
Nemetschek SE	Software & Services	32,300	3,859,239
SAP SE	Software & Services	31,100	8,570,355
Siemens AG	Capital Goods	2,700	578,815
Siemens Energy AG (a)	Capital Goods	242,328	14,417,859
Talanx AG	Insurance	36,500	3,100,338
TeamViewer SE (a)	Software & Services	192,000	2,273,796
Vonovia SE	Real Estate Management & Development	247,500	7,571,817
Zalando SE (a)	Consumer Discretionary Distribution & Retail	125,900	4,692,033

			77,451,503

Hong Kong – 1.3%
Cathay Pacific Airways, Ltd.	Transportation	3,743,800	5,054,711
Swire Pacific, Ltd., Class A	Capital Goods	589,600	5,120,496
Techtronic Industries Co., Ltd.	Capital Goods	40,600	546,033

			10,721,240

Hungary – 0.3%
Richter Gedeon Nyrt	Pharmaceuticals, Biotechnology & Life Sciences	96,512	2,499,521

			2,499,521

India – 0.0% (b)
Dr. Reddy’s Laboratories, Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	1,250	17,514

			17,514

Ireland – 1.1%
AerCap Holdings NV	Capital Goods	92,756	8,867,474

			8,867,474

Israel – 0.3%
Wix.com, Ltd. (a)	Software & Services	11,890	2,840,402

			2,840,402

Italy – 4.0%
A2A SpA	Utilities	1,149,100	2,713,757
Hera SpA	Utilities	581,500	2,126,460
Pirelli & C SpA	Automobiles & Components	124,300	747,985
Prysmian SpA	Capital Goods	77,800	5,411,695
UniCredit SpA	Banks	237,900	10,925,145
Unipol Assicurazioni SpA	Insurance	797,045	10,800,526

			32,725,568

Japan – 19.9%
Advantest Corp.	Semiconductors & Semiconductor Equipment	7,900	436,769
Aisin Corp.	Automobiles & Components	112,400	1,271,424
Central Japan Railway Co.	Transportation	400	7,419
Coca-Cola Bottlers Japan Holdings, Inc.	Food, Beverage & Tobacco	102,600	1,596,378
Dai Nippon Printing Co., Ltd.	Commercial & Professional Services	800	11,823
Eisai Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	150	4,443
Fast Retailing Co., Ltd.	Consumer Discretionary Distribution & Retail	50,000	16,467,856
Food & Life Cos., Ltd.	Consumer Services	37,000	827,707
Kakaku.com, Inc.	Media & Entertainment	160,800	2,518,213
Kose Corp.	Household & Personal Products	100	4,422

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2025 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Japan (Continued)

Kuraray Co., Ltd.	Materials	34,000	$497,763
Kyocera Corp.	Technology Hardware & Equipment	581,700	6,037,925
Lixil Corp.	Capital Goods	143,500	1,615,218
Makita Corp.	Capital Goods	359,800	10,640,173
Mazda Motor Corp.	Automobiles & Components	685,800	4,689,074
Medipal Holdings Corp.	Health Care Equipment & Services	83,700	1,258,404
MISUMI Group, Inc.	Capital Goods	228,900	3,663,678
Mitsubishi Estate Co., Ltd.	Real Estate Management & Development	520	7,556
MS&AD Insurance Group Holdings, Inc.	Insurance	292,500	6,064,665
Nintendo Co., Ltd.	Media & Entertainment	131,800	8,646,692
Nippon Express Holdings, Inc.	Transportation	318,600	5,163,886
Nippon Shinyaku Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	46,900	1,134,827
Nippon Telegraph & Telephone Corp.	Telecommunication Services	1,410,100	1,388,174
Nisshin Seifun Group, Inc.	Food, Beverage & Tobacco	67,200	755,706
Nomura Holdings, Inc.	Financial Services	1,945,400	12,647,792
NSK, Ltd.	Capital Goods	1,114,400	4,837,398
Panasonic Holdings Corp.	Consumer Durables & Apparel	162,800	1,661,165
Persol Holdings Co., Ltd.	Commercial & Professional Services	1,670,000	2,544,301
Recruit Holdings Co., Ltd.	Commercial & Professional Services	267,600	18,676,384
Santen Pharmaceutical Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	153,000	1,539,611
Shionogi & Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	675,000	9,925,271
Sompo Holdings, Inc.	Insurance	248,200	6,921,318
Sony Group Corp.	Consumer Durables & Apparel	44,950	992,017
TDK Corp.	Technology Hardware & Equipment	201,500	2,435,591
Tokyo Electron, Ltd.	Semiconductors & Semiconductor Equipment	27,900	4,706,280
TOPPAN Holdings, Inc.	Commercial & Professional Services	144,740	4,062,415
Toyota Motor Corp.	Automobiles & Components	75,500	1,432,198
Trend Micro, Inc.	Software & Services	249,400	14,774,516
Yokogawa Electric Corp.	Technology Hardware & Equipment	31,400	689,265

			162,555,717

Mexico – 0.3%
Gruma SAB de CV, Class B	Food, Beverage & Tobacco	149,500	2,579,853
Grupo Bimbo SAB de CV Series A	Food, Beverage & Tobacco	1,174	3,076

			2,582,929

Netherlands – 2.8%
ABN AMRO Bank NV	Banks	527,400	8,846,143
Arcadis NV	Commercial & Professional Services	66,600	3,802,230
ASML Holding NV	Semiconductors & Semiconductor Equipment	2,244	1,660,028
Koninklijke Ahold Delhaize NV	Consumer Staples Distribution & Retail	88,864	3,149,127
NN Group NV	Insurance	120,900	5,548,856

			23,006,384

Norway – 0.0%(b)
Norsk Hydro ASA	Materials	931	5,491
Orkla ASA	Food, Beverage & Tobacco	1,040	9,658

			15,149

Peru – 0.3%
Credicorp, Ltd.	Banks	12,241	2,241,327

			2,241,327

Singapore – 3.7%
DBS Group Holdings, Ltd.	Banks	296,100	9,691,922
Grab Holdings, Ltd., Class A (a)	Transportation	504,538	2,310,784
Singapore Exchange, Ltd.	Financial Services	89,100	801,674
STMicroelectronics NV	Semiconductors & Semiconductor Equipment	470,200	10,509,633
United Overseas Bank, Ltd.	Banks	242,700	6,671,736

			29,985,749

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2025 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
South Africa – 0.7%
Clicks Group, Ltd.	Consumer Staples Distribution & Retail	183,000	$3,522,377
Mr. Price Group, Ltd.	Consumer Discretionary Distribution & Retail	47,600	634,546
Sanlam, Ltd.	Insurance	221,400	964,762
Shoprite Holdings, Ltd.	Consumer Staples Distribution & Retail	48,300	737,268

			5,858,953

South Korea – 1.7%
DB Insurance Co., Ltd.	Insurance	46,700	3,107,273
Hankook Tire & Technology Co., Ltd. (a)	Automobiles & Components	11,800	331,062
Industrial Bank of Korea	Banks	76,200	811,748
LG Electronics, Inc.	Consumer Durables & Apparel	62,700	3,612,522
LG H&H Co., Ltd. (a)	Household & Personal Products	4,900	1,030,478
LG Uplus Corp.	Telecommunication Services	154,300	1,063,220
Woori Financial Group, Inc.	Banks	360,100	3,961,858

			13,918,161

Spain – 4.2%
Banco Bilbao Vizcaya Argentaria SA	Banks	1,295,824	14,752,900
Banco Santander SA	Banks	3,523,768	18,057,562
Corp. ACCIONA Energias Renovables SA	Utilities	210	3,898
Mapfre SA	Insurance	408,200	1,134,117

			33,948,477

Sweden – 2.1%
Alfa Laval AB	Capital Goods	8,700	387,817
Atlas Copco AB, B Shares	Capital Goods	158,800	2,360,816
Essity AB, Class B	Household & Personal Products	99,118	2,510,239
H & M Hennes & Mauritz AB, B Shares	Consumer Discretionary Distribution & Retail	484	6,448
Telefonaktiebolaget LM Ericsson, B Shares	Technology Hardware & Equipment	452,200	3,405,010
Trelleborg AB, B Shares	Capital Goods	214,900	8,091,462

			16,761,792

Switzerland – 5.7%
ABB, Ltd.	Capital Goods	376,000	20,474,096
Accelleron Industries AG	Capital Goods	39,600	1,979,016
Givaudan SA	Materials	3,000	13,133,132
Logitech International SA	Technology Hardware & Equipment	82,100	8,127,173
Lonza Group AG	Pharmaceuticals, Biotechnology & Life Sciences	4,300	2,726,596

			46,440,013

Taiwan – 0.7%
Evergreen Marine Corp. Taiwan, Ltd.	Transportation	145,700	903,755
Taiwan Semiconductor Manufacturing Co., Ltd.	Semiconductors & Semiconductor Equipment	125,900	4,201,671
Yang Ming Marine Transport Corp.	Transportation	367,600	754,283

			5,859,709

Thailand – 0.5%
Kasikornbank PCL	Banks	930,400	4,475,866

			4,475,866

United Kingdom – 11.3%
3i Group PLC	Financial Services	371,991	17,871,679
Associated British Foods PLC	Food, Beverage & Tobacco	426,000	9,995,898
AstraZeneca PLC	Pharmaceuticals, Biotechnology & Life Sciences	79,300	11,131,782
Auto Trader Group PLC	Media & Entertainment	509,800	4,965,378
Burberry Group PLC	Consumer Durables & Apparel	312	4,560

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2025 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE

United Kingdom (Continued)
InterContinental Hotels Group PLC	Consumer Services	133,192	$17,759,996
Investec PLC	Financial Services	261,000	1,667,075
J Sainsbury PLC	Consumer Staples Distribution & Retail	2,067,160	6,492,424
Kingfisher PLC	Consumer Discretionary Distribution & Retail	1,713	5,204
Marks & Spencer Group PLC	Consumer Staples Distribution & Retail	2,265,868	9,386,589
Sage Group PLC (The)	Software & Services	451,200	7,498,708
Unilever PLC	Household & Personal Products	237	13,575
Vodafone Group PLC	Telecommunication Services	6,940,171	5,912,643

			92,705,511

United States – 8.8%
Alcon AG	Health Care Equipment & Services	146,300	13,350,436
CRH PLC	Materials	72,313	7,154,830
CyberArk Software, Ltd. (a)	Software & Services	10,179	3,776,205
GSK PLC	Pharmaceuticals, Biotechnology & Life Sciences	843,727	14,697,367
Monday.com, Ltd. (a)	Software & Services	13,447	3,435,171
Novartis AG	Pharmaceuticals, Biotechnology & Life Sciences	281,753	29,492,991
Smurfit WestRock PLC	Materials	119	6,308

			71,913,308

Total Investments – 99.1% (Cost $ 675,245,269)			810,164,811

Other Assets, less liabilities – 0.9%			7,557,733

Net Assets – 100.0%			$817,722,544

(a) Non-income producing security.

(b) Amount is less than 0.05%.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

Abbreviations

ADR — American Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2025 (Unaudited)

Security	Principal Amount*	Value

Long Term Investments – 107.9%
Mortgage Backed Securities – 42.2%
Agency Collateralized Mortgage Obligations – 7.4%
CHNGE Mortgage Trust
Series 2022-2, Class A1, 3.757%, 3/25/67 (a)(b)	483,934	$458,803
Series 2022-4, Class A1, 6.000%, 10/25/57 (a)(c)	362,932	361,986
Series 2023-2, Class A1, 6.525%, 6/25/58 (a)(c)	326,041	328,429
Federal Home Loan Mortgage Corp.
Series 3768, Class CB, 3.500%, 12/15/25	10,609	10,541
Series 3800, Class CB, 3.500%, 2/15/26	16,902	16,797
Series 3806, Class L, 3.500%, 2/15/26	77,031	76,428
Series 3877, Class LM, 3.500%, 6/15/26	41,267	41,015
Series 4961, Class JB, 2.500%, 12/15/42	149,670	134,699
Federal National Mortgage Association
Series 2012-17, Class BC, 3.500%, 3/25/27	94,955	93,862
Series 2017-105, Class ZE, 3.000%, 1/25/48	991,792	747,369
Series 2020-1, Class AC, 3.500%, 8/25/58	186,767	172,911
Series 2020-1, Class L, 2.500%, 2/25/50	1,246,009	756,911
Federal National Mortgage Association Connecticut Avenue Securities
Series 2016-C07, Class 2M2, 8.815%, (1 Month USD SOFR + 4.464%), 5/25/29 (b)	54,037	56,154
Series 2017-C01, Class 1M2, 8.015%, (1 Month USD SOFR + 3.664%), 7/25/29 (b)	32,054	32,990
Freddie Mac Multiclass Certificates, Series 2021-P011, Class X1, 1.766%, 9/25/45 (b)(d)	2,091,639	232,958
Freddie Mac Multifamily Certificates, Series 2021-ML12, Class X, 1.226%, 7/25/41 (b)(d)	1,164,394	105,063
Freddie Mac Multifamily Structured Pass Through Certificates
Series K103, Class X1, 0.637%, 11/25/29 (b)(d)	8,815,436	226,097
Series K111, Class X1, 1.568%, 5/25/30 (b)(d)	1,437,090	95,823
Series K112, Class X1, 1.431%, 5/25/30 (b)(d)	1,489,492	91,474
Series K113, Class X1, 1.376%, 6/25/30 (b)(d)	2,523,422	148,888
Series K114, Class X1, 1.114%, 6/25/30 (b)(d)	2,333,861	113,915
Series K119, Class X1, 0.925%, 9/25/30 (b)(d)	4,915,120	204,099
Series K121, Class X1, 1.019%, 10/25/30 (b)(d)	649,591	29,635
Series K122, Class X1, 0.874%, 11/25/30 (b)(d)	359,284	14,564
Series K124, Class X1, 0.717%, 12/25/30 (b)(d)	1,458,259	50,116
Series K160, Class A2, 4.500%, 8/25/33 (b)	3,270,526	3,196,494
Series K162, Class A2, 5.150%, 12/25/33	1,500,000	1,529,894
Series K740, Class X1, 0.735%, 9/25/27 (b)(d)	1,265,838	20,729
Series KG03, Class X1, 1.371%, 6/25/30 (b)(d)	3,158,768	183,019
Series KG04, Class X1, 0.847%, 11/25/30 (b)(d)	2,402,726	92,179
Series KG05, Class X1, 0.311%, 1/25/31 (b)(d)	2,463,414	37,661
Series KG06, Class X1, 0.532%, 10/25/31 (b)(d)	2,294,210	64,448
Series KSG1, Class X1, 1.143%, 9/25/30 (b)(d)	4,000,552	197,293
Series Q014, Class X, 2.778%, 10/25/55 (b)(d)	1,999,088	298,218
FREMF Mortgage Trust
Series 2017-K65, Class B, 4.080%, 7/25/50 (a)(b)	155,000	151,084
Series 2017-K66, Class B, 4.038%, 7/25/27 (a)(b)	136,000	132,251
Series 2017-K67, Class B, 3.946%, 9/25/49 (a)(b)	85,000	82,418
Series 2017-K67, Class C, 3.946%, 9/25/49 (a)(b)	100,000	96,624
Series 2017-K68, Class B, 3.841%, 10/25/49 (a)(b)	90,000	86,799
Series 2017-K69, Class C, 3.727%, 10/25/49 (a)(b)	40,000	38,098
Series 2017-K71, Class B, 3.752%, 11/25/50 (a)(b)	220,000	212,716
Series 2017-K71, Class C, 3.752%, 11/25/50 (a)(b)	65,000	62,383
Series 2018-K154, Class B, 4.024%, 11/25/32 (a)(b)	67,000	56,886
Series 2018-K77, Class B, 4.160%, 5/25/51 (a)(b)	1,070,000	1,037,393
Series 2018-K85, Class C, 4.320%, 12/25/50 (a)(b)	550,000	523,726
Series 2018-KW07, Class B, 4.084%, 10/25/31 (a)(b)	461,000	402,725
Series 2019-K100, Class C, 3.494%, 11/25/52 (a)(b)	700,000	633,090
Series 2019-K103, Class B, 3.456%, 12/25/51 (a)(b)	525,000	479,361
Series 2019-K95, Class B, 3.923%, 8/25/52 (a)(b)	500,000	470,027
Series 2019-K95, Class C, 3.923%, 8/25/52 (a)(b)	307,000	284,751

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2025 (Unaudited)

Security	Principal Amount*	Value

Agency Collateralized Mortgage Obligations (Continued)
Series 2019-K97, Class C, 3.768%, 9/25/51 (a)(b)	204,000	$189,739
Series 2019-K99, Class B, 3.647%, 10/25/52 (a)(b)	565,000	524,755
Series 2020-K104, Class B, 3.534%, 2/25/52 (a)(b)	520,000	475,284
GCAT Trust, Series 2021-CM2, Class A1, 2.352%, 8/25/66 (a)(b)	253,494	231,398
Government National Mortgage Association
Series 2019-132, Class NZ, 3.500%, 10/20/49	387,486	252,898
Series 2021-66, Class PY, 2.000%, 3/20/50	1,885,902	1,053,909
Series 2022-136, Class KZ, 4.000%, 8/20/52	637,218	429,837

		18,129,614

Commercial Mortgage-Backed Securities – 6.0%
245 Park Avenue Trust, Series 2017-245P, Class A, 3.508%, 6/5/37 (a)	800,000	769,218
280 Park Avenue Mortgage Trust, Series 2017-280P, Class E, 6.717%, (1 Month USD SOFR CME + 2.419%), 9/15/34 (a)(b)	228,000	219,409
Bank
Series 2017-BNK8, Class ASB, 3.314%, 11/15/50	86,305	84,601
Series 2019-BN18, Class XA, 0.882%, 5/15/62 (b)(d)	2,092,527	64,530
Series 2019-BN24, Class XA, 0.633%, 11/15/62 (b)(d)	5,440,994	146,967
Series 2020-BN28, Class XA, 1.759%, 3/15/63 (b)(d)	1,868,307	145,046
Benchmark Mortgage Trust
Series 2019-B10, Class XA, 1.221%, 3/15/62 (b)(d)	1,927,265	81,317
Series 2020-B18, Class XA, 1.782%, 7/15/53 (b)(d)	483,787	24,945
Series 2020-B22, Class XA, 1.504%, 1/15/54 (b)(d)	877,345	61,290
BWAY Mortgage Trust
Series 2013-1515, Class A1, 2.809%, 3/10/33 (a)	4,458	4,447
Series 2013-1515, Class A2, 3.454%, 3/10/33 (a)	1,000,000	949,772
BX Commercial Mortgage Trust, Series 2024-VLT5, Class A, 5.591%, 11/13/46 (a)(b)	1,000,000	1,004,270
BX Trust
Series 2022-CLS, Class A, 5.760%, 10/13/27 (a)	892,000	897,410
Series 2022-CLS, Class B, 6.300%, 10/13/27 (a)	375,000	374,045
COMM Mortgage Trust
Series 2020-CX, Class A, 2.173%, 11/10/46 (a)	825,000	682,572
Series 2020-CX, Class B, 2.446%, 11/10/46 (a)	524,000	428,433
Series 2020-CX, Class C, 2.683%, 11/10/46 (a)(b)	100,000	81,654
Series 2020-CX, Class D, 2.683%, 11/10/46 (a)(b)	100,000	78,067
Series 2020-SBX, Class A, 1.670%, 1/10/38 (a)	595,000	551,093
DBJPM Mortgage Trust, Series 2020-C9, Class XA, 1.700%, 9/15/53 (b)	629,010	27,854
Grace Trust, Series 2020-GRCE, Class A, 2.347%, 12/10/40 (a)	925,000	785,201
Hudson Yards Mortgage Trust
Series 2016-10HY, Class A, 2.835%, 8/10/38 (a)	915,000	883,787
Series 2019-30HY, Class A, 3.228%, 7/10/39 (a)	700,000	642,812
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2021-NYAH, Class G, 7.311%, (1 Month USD SOFR CME + 3.004%), 6/15/38 (a)(b)	655,000	515,608
Series 2022-OPO, Class A, 3.024%, 1/5/39 (a)	1,750,000	1,623,240
SLG Office Trust
Series 2021-OVA, Class B, 2.707%, 7/15/41 (a)	445,000	375,595
Series 2021-OVA, Class C, 2.851%, 7/15/41 (a)	835,000	706,892
STWD Mortgage Trust, Series 2021-LIH, Class E, 7.324%, (1 Month USD SOFR CME + 3.017%), 11/15/36 (a)(b)	955,000	946,888
SUMIT Mortgage Trust, Series 2022-BVUE, Class A, 2.789%, 2/12/41 (a)	1,615,000	1,399,342
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A4, 3.617%, 9/15/57	340,000	336,908

		14,893,213

Federal Home Loan Mortgage Corporation – 8.5%
Federal Home Loan Mortgage Corp. 2.500%, 8/1/27	7,266	7,108
2.500%, 11/1/27	19,071	18,656
3.000%, 1/1/27	22,015	21,717
3.000%, 7/1/42	17,909	15,880

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2025 (Unaudited)

Security	Principal Amount*	Value

Federal Home Loan Mortgage Corporation (Continued)
3.000%, 5/1/45	149,519	$131,235
3.500%, 12/1/32	64,871	63,031
3.500%, 6/1/48	311,099	279,812
4.000%, 2/1/37	33,032	31,428
4.000%, 8/1/39	17,852	16,850
4.000%, 10/1/39	33,572	31,688
4.000%, 10/1/39	30,260	28,563
4.000%, 11/1/39	15,015	14,172
4.000%, 10/1/40	49,666	46,878
4.000%, 11/1/40	44,377	41,886
4.000%, 11/1/40	8,066	7,613
4.000%, 11/1/40	5,650	5,335
4.000%, 12/1/40	21,245	20,053
4.000%, 6/1/41	4,300	4,180
4.500%, 4/1/35	41,449	40,139
4.500%, 9/1/35	53,323	51,686
4.500%, 7/1/36	41,783	40,499
4.500%, 6/1/39	77,128	74,977
4.500%, 9/1/40	11,330	11,010
4.500%, 2/1/41	23,552	22,885
4.500%, 11/1/52	1,243,301	1,172,886
5.000%, 8/1/33	7,525	7,516
5.000%, 10/1/33	2,927	2,945
5.000%, 4/1/35	8,032	7,983
5.000%, 7/1/35	57,280	56,924
5.000%, 7/1/35	9,354	9,298
5.000%, 1/1/37	35,687	35,485
5.000%, 7/1/40	26,547	26,446
5.000%, 4/1/41	21,770	21,687
5.500%, 12/1/36	36,298	36,816
5.500%, 8/1/40	52,034	52,414
5.500%, 5/1/53	2,267,546	2,246,309
5.500%, 6/1/53	2,208,180	2,192,040
5.500%, 9/1/53	2,274,265	2,251,208
5.500%, 5/1/54	1,922,576	1,900,147
5.500%, 8/1/54	1,278,076	1,268,715
6.000%, 8/1/36	6,032	6,262
6.000%, 7/1/39	31,530	32,621
6.000%, 8/1/53	3,072,791	3,100,343
6.000%, 12/1/53	2,402,033	2,436,355
6.000%, 4/1/54	3,001,346	3,026,495
7.258%, (1-year RFUCCT + 1.622%), 10/1/43 (b)	21,908	22,391

		20,940,567

Federal National Mortgage Association – 15.8%
Federal National Mortgage Association
2.000%, 10/1/27	25,694	24,961
2.000%, 1/1/28	29,394	28,451
2.000%, 2/1/52	4,117,038	3,261,188
2.000%, 3/1/52	3,896,877	3,103,335
2.500%, 11/1/31	34,107	32,049
2.500%, 12/1/31	9,273	8,754
2.500%, 12/1/43	65,152	55,397
2.500%, 4/1/45	99,368	83,619
2.500%, 12/1/51	4,753,134	3,912,501
2.500%, 12/1/51	2,622,823	2,161,833
3.000%, 8/1/46	23,061	19,965
3.000%, 10/1/46	439,802	382,199

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2025 (Unaudited)

Security	Principal Amount*	Value

Federal National Mortgage Association (Continued)
3.000%, 11/1/46	558,481	$481,474
3.000%, 12/1/46	208,466	179,697
3.000%, 1/1/52	2,529,524	2,159,302
3.000%, 6/1/52	4,311,654	3,731,297
3.500%, 12/1/31	3,230	3,133
3.500%, 1/1/32	53,751	52,038
3.500%, 1/1/32	32,495	31,469
3.500%, 10/1/32	44,373	42,826
3.500%, 8/1/43	412,232	377,125
3.500%, 6/1/46	304,316	274,462
3.500%, 1/1/48	172,831	155,238
4.000%, 11/1/30	5,492	5,409
4.000%, 10/1/33	42,146	40,952
4.000%, 12/1/36	11,804	11,201
4.000%, 8/1/39	16,864	15,897
4.000%, 10/1/39	11,691	11,021
4.000%, 12/1/39	15,385	14,503
4.000%, 1/1/40	144,028	135,768
4.000%, 3/1/40	15,944	15,030
4.000%, 8/1/40	33,609	31,681
4.000%, 8/1/40	6,059	5,711
4.000%, 10/1/40	79,802	75,226
4.000%, 10/1/40	10,729	10,114
4.000%, 11/1/40	11,001	10,374
4.000%, 11/1/40	7,893	7,441
4.000%, 12/1/40	28,387	26,759
4.000%, 2/1/41	27,483	25,906
4.000%, 10/1/49	1,927,979	1,784,509
4.500%, 8/1/35	11,469	11,089
4.500%, 8/1/36	6,170	5,965
4.500%, 8/1/38	27,068	26,302
4.500%, 3/1/39	38,371	37,264
4.500%, 9/1/39	14,583	14,151
4.500%, 2/1/40	20,360	19,758
4.500%, 8/1/40	40,727	39,522
4.500%, 1/1/41	13,160	12,770
4.500%, 9/1/41	26,334	25,501
5.000%, 10/1/39	1,572	1,564
5.500%, 8/1/37	23,622	23,870
5.500%, 12/1/54	1,929,680	1,906,866
6.000%, 12/1/35	11,969	12,217
6.000%, 3/1/36	83,933	86,639
6.000%, 6/1/36	27,664	28,684
6.000%, 8/1/37	7,021	7,182
6.000%, 3/1/38	15,300	15,866
6.330%, (1-year RFUCCT + 1.580%), 5/1/44 (b)	6,190	6,241
TBA 15 Yr, 2.000%, 2/1/40 (e)	1,100,000	977,956
TBA 30 Yr, 2.000%, 2/1/55 (e)	3,200,000	2,491,500
TBA 30 Yr, 2.500%, 2/1/55 (e)	1,125,000	917,023
TBA 30 Yr, 3.500%, 2/1/55 (e)	1,275,000	1,128,275
TBA 30 Yr, 3.500%, 3/1/55 (e)	425,000	375,876
TBA 30 Yr, 4.000%, 2/1/55 (e)	3,400,000	3,109,406
TBA 30 Yr, 6.000%, 2/1/55 (e)	2,385,000	2,401,577
TBA 30 Yr, 6.000%, 3/1/55 (e)	2,385,000	2,397,944

		38,870,823

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2025 (Unaudited)

Security	Principal Amount*	Value

Government National Mortgage Association – 4.5%
Government National Mortgage Association
5.500%, 6/20/53	998,746	$994,576
TBA 30 Yr, 2.000%, 2/20/55 (e)	2,900,000	2,323,172
TBA 30 Yr, 2.500%, 2/20/55 (e)	2,200,000	1,839,696
TBA 30 Yr, 3.500%, 2/20/55 (e)	3,400,000	3,042,734
TBA 30 Yr, 4.000%, 2/20/55 (e)	1,600,000	1,473,500
TBA 30 Yr, 4.500%, 2/20/55 (e)	1,600,000	1,513,250

		11,186,928

Total Mortgage Backed Securities (Cost $110,382,024)		104,021,145

Corporate Bonds and Notes – 25.8%
Communications – 1.9%
Africell Holding, Ltd., 10.500%, 10/23/29 (a)	835,000	821,562
Axian Telecom, 7.375%, 2/16/27 (a)	445,000	442,804
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.484%, 10/23/45	1,325,000	1,261,640
Cox Communications, Inc., 3.850%, 2/1/25 (a)	10,000	10,000
Millicom International Cellular SA
4.500%, 4/27/31 (a)	475,000	421,243
7.375%, 4/2/32 (a)	400,000	406,126
Paramount Global
2.900%, 1/15/27	400,000	383,979
4.950%, 1/15/31	985,000	933,353
Vodafone Group PLC, 6.150%, 2/27/37	66,000	69,382

		4,750,089

Consumer, Cyclical – 0.7%
Toll Brothers Finance Corp., 4.350%, 2/15/28	600,000	589,641
YMCA of Greater New York
2.303%, 8/1/26	765,000	731,670
Series 2020, 3.230%, 8/1/32	375,000	309,013

		1,630,324

Consumer, Non-cyclical – 4.9%
Advocate Health & Hospitals Corp., 2.211%, Series 2020, 6/15/30	325,000	283,635
Beth Israel Lahey Health, Inc., 2.220%, Series L, 7/1/28	1,400,000	1,264,214
Block, Inc., 6.500%, 5/15/32 (a)	700,000	716,351
Bon Secours Mercy Health, Inc., 1.350%, 6/1/25	155,000	153,027
Boston Medical Center Corp., 4.519%, 7/1/26	705,000	699,877
Conservation Fund A Nonprofit Corp. (The), 3.474%, Series 2019, 12/15/29	800,000	729,412
Hologic, Inc., 3.250%, 2/15/29 (a)	570,000	524,571
Howard University
Series 2020, 1.991%, 10/1/25 (AGM)	120,000	117,364
Series 2020, 2.657%, 10/1/26 (AGM)	100,000	95,656
Series 2020, 3.476%, 10/1/41 (AGM)	865,000	657,706
Series 22A, 5.209%, 10/1/52	470,000	411,049
John D & Catherine T MacArthur Foundation, 1.299%, 12/1/30	1,440,000	1,152,218
Leland Stanford Junior University, 4.249%, 5/1/54	1,200,000	999,456
PeaceHealth Obligated Group, 1.375%, Series 2020, 11/15/25	1,000,000	972,055
Providence St Joseph Health Obligated Group, 5.403%, 10/1/33	613,000	614,544
Royalty Pharma PLC
2.150%, 9/2/31	350,000	288,954
3.300%, 9/2/40	1,250,000	912,057
Stanford Health Care, 3.310%, Series 2020, 8/15/30	595,000	553,352
Trustees of Columbia University in the City of New York/(The), 4.355%, Series 2024, 10/1/35	995,000	942,324

		12,087,822

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2025 (Unaudited)

Security	Principal Amount*	Value

Energy – 1.1%
Greenko Dutch BV
3.850%, 3/29/26 (a)	814,450	$793,997
3.850%, 3/29/26 (f)	420,650	410,087
Vena Energy Capital Pte, Ltd., 3.133%, 2/26/25 (f)	1,380,000	1,378,323

		2,582,407

Financial – 13.4%
Air Lease Corp., 3.625%, 12/1/27	500,000	484,759
American International Group, Inc., 3.900%, 4/1/26	190,000	187,916
AXA SA, 8.600%, 12/15/30	400,000	468,469
Bank of America Corp., 0.583%, (3 Month EUR-EURIBOR + 0.76%), 8/24/28 (b)(f)	560,000	548,826
Bank of Ireland Group PLC
5.601%, (SOFR + 1.620%), 3/20/30 (a)(b)	1,240,000	1,257,915
6.253%, (1-Yr. CMT + 2.65%), 9/16/26 (a)(b)	1,200,000	1,210,113
6.253%, (1-Yr. CMT + 2.65%), 9/16/26 (b)(f)	465,000	468,919
BNP Paribas SA
4.375%, (3 Month EUR-EURIBOR + 1.45%), 1/13/29 (b)(f)	1,000,000	1,080,979
5.906%, (SOFR + 1.920%), 11/19/35 (a)(b)	1,640,000	1,611,911
Boston Properties LP, 3.650%, 2/1/26	430,000	423,761
BPCE SA
4.875%, 4/1/26 (a)	500,000	498,741
5.876%, (SOFR + 1.680%), 1/14/31 (a)(b)	770,000	782,116
Brandywine Operating Partnership LP, 4.550%, 10/1/29	500,000	454,916
Brighthouse Financial, Inc., 5.625%, 5/15/30	1,500,000	1,542,485
Canary Wharf Group Investment Holdings PLC, 3.375%, 4/23/28 (f)	200,000	223,440
Ceska sporitelna AS, 0.500%, (3 Month EUR-EURIBOR + 0.78%), 9/13/28 (b)(f)	1,200,000	1,158,280
Citigroup, Inc.
2.561%, (SOFR + 1.167%), 5/1/32 (b)	500,000	426,962
4.412%, (SOFR + 3.914%), 3/31/31 (b)	750,000	724,092
Credit Agricole SA, 4.125%, 1/10/27 (a)	1,000,000	985,478
Discover Financial Services, 3.750%, 3/4/25	325,000	324,764
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34 (a)	600,000	584,330
ING Groep NV, 4.625%, 1/6/26 (a)	750,000	751,157
Intercontinental Exchange, Inc., 3.625%, 9/1/28	200,000	192,854
JPMorgan Chase & Co., 6.070%, (SOFR + 1.330%), 10/22/27 (b)	1,090,000	1,115,049
Kreditanstalt fuer Wiederaufbau
0.000%, 6/29/37	6,000,000	3,350,403
4.375%, 2/28/34	6,000,000	5,898,964
mBank SA, 0.966%, (3 Month EUR-EURIBOR + 1.25%), 9/21/27 (b)(f)	600,000	597,986
Morgan Stanley
Series MTN, 2.511%, (SOFR + 1.200%), 10/20/32 (b)	1,000,000	845,775
Series GMTN, 2.699%, (SOFR + 1.143%), 1/22/31 (b)	640,000	572,227
NHP Foundation, 5.850%, 12/1/28	800,000	818,794
Scentre Group Trust 1/Scentre Group Trust 2, 4.375%, 5/28/30 (a)	615,000	596,560
Sumitomo Mitsui Trust Bank, Ltd., 1.550%, 3/25/26 (a)	1,500,000	1,448,537
USAA Capital Corp., 2.125%, 5/1/30 (a)	885,000	769,840
Ventas Realty LP, 3.500%, 2/1/25	500,000	500,000

		32,907,318

Government – 1.0%
European Investment Bank, 0.750%, 9/23/30	3,000,000	2,465,443

		2,465,443

Industrial – 0.5%
IHS Holding, Ltd., 8.250%, 11/29/31 (a)	300,000	295,362
Nature Conservancy (The), 1.154%, Series A, 7/1/27	430,000	393,082
Sitios Latinoamerica SAB de CV, 6.000%, 11/25/29 (a)	570,000	570,684

		1,259,128

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2025 (Unaudited)

Security	Principal Amount*	Value

Technology – 1.5%
Apple, Inc.
2.650%, 5/11/50	300,000	$186,969
4.100%, 8/8/62	1,435,000	1,135,245
Broadcom, Inc.
3.187%, 11/15/36 (a)	852,000	683,723
4.150%, 11/15/30	1,200,000	1,148,289
Microsoft Corp., 3.041%, 3/17/62	1,000,000	631,972

		3,786,198

Utilities – 0.8%
Aegea Finance Sarl
6.750%, 5/20/29 (a)	200,000	195,395
9.000%, 1/20/31 (a)	960,000	999,526
Clearway Energy Operating LLC, 3.750%, 2/15/31 (a)	560,000	496,344
Zorlu Enerji Elektrik Uretim A/S, 11.000%, 4/23/30 (a)	370,000	379,307

		2,070,572

Total Corporate Bonds and Notes (Cost $68,514,072)		63,539,301

U.S. Government Agency Obligations – 25.6%
Farm Credit Bank of Texas , 7.750%, (5-Yr. CMT + 3.291%), 6/15/29 (a)(b)	1,150,000	1,194,620
Federal Farm Credit Banks Funding Corp.
2.625%, 10/15/49	3,250,000	2,099,117
2.780%, 11/2/37	1,800,000	1,442,704
3.430%, 4/6/45	1,000,000	776,868
3.660%, 3/7/44	974,000	793,171
4.500%, 3/2/26	5,000,000	5,015,563
Federal Home Loan Bank Discount Notes
0.000%, 2/3/25	2,500,000	2,499,126
0.000%, 2/14/25	6,000,000	5,990,212
0.000%, 3/13/25	3,500,000	3,483,298
0.000%, 4/14/25	3,500,000	3,470,263
0.000%, 5/13/25	4,000,000	3,952,797
Federal Home Loan Banks
0.900%, 2/26/27	3,000,000	2,802,283
2.375%, 3/14/25	2,710,000	2,704,671
3.250%, 11/16/28	5,000,000	4,834,844
3.315%, 11/13/35	3,000,000	2,627,414
4.125%, 3/13/26	3,500,000	3,496,585
Federal Home Loan Mortgage Corp. , 1.500%, 2/12/25	2,600,000	2,598,152
Federal National Mortgage Association
0.750%, 10/8/27	5,000,000	4,569,444
0.875%, 8/5/30	8,000,000	6,650,379
5.625%, 7/15/37	2,000,000	2,145,727

Total U.S. Government Agency Obligations (Cost $67,684,942)		63,147,238

Asset Backed Securities – 4.4%
Aligned Data Centers Issuer LLC
Series 2021-1A, 1.937%, 8/15/46 (a)	660,000	629,524
Series 2022-1A, 6.350%, 10/15/47 (a)	540,000	543,627
Series 2023-1A, 6.000%, 8/17/48 (a)	280,000	283,650
Avid Automobile Receivables Trust Series 2023-1, 7.120%, 3/15/27 (a)	354,265	355,100
Compass Datacenters Issuer II LLC Series 2024-2A, 5.022%, 8/25/49 (a)	340,000	336,005
CoreVest American Finance, Ltd. Series 2020-4 , 2.250%, 12/15/52 (a)	100,000	88,335
FHF Trust Series 2022-1A, 4.430%, 1/18/28 (a)	117,615	117,413

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2025 (Unaudited)

Security	Principal Amount*		Value

Asset Backed Securities (Continued)
Hertz Vehicle Financing III LLC Series 2023-2A, 5.570%, 9/25/29 (a)	760,000		$767,030
Lendbuzz Securitization Trust
Series 2022-1A, 4.220%, 5/17/27 (a)	257,337		256,536
Series 2023-1A, 6.920%, 8/15/28 (a)	252,302		256,601
Series 2023-2A, 7.090%, 10/16/28 (a)	295,553		301,150
Series 2023-3A, 7.500%, 12/15/28 (a)	375,775		385,535
Series 2024-2A, 5.990%, 5/15/29 (a)	723,192		730,692
Series 2024-3A, 4.970%, 10/15/29 (a)	620,000		620,076
Mosaic Solar Loan Trust
Series 2020-2A, 1.440%, 8/20/46 (a)	96,939		81,026
Series 2024-1A, 5.500%, 9/20/49 (a)	104,670		102,320
Series 2025-1A, 6.120%, 8/22/50 (a)	335,000		337,465
Prestige Auto Receivables Trust
Series 2024-1A, 5.710%, 5/15/28 (a)	225,000		226,697
Series 2024-2A, 4.560%, 2/15/29 (a)	125,000		124,396
Retained Vantage Data Centers Issuer LLC Series 2024-1A, 4.992%, 9/15/49 (a)	340,000		331,242
Sabey Data Center Issuer LLC Series 2024-1, 6.000%, 4/20/49 (a)	95,000		95,476
Sunnova Hestia I Issuer LLC Series 2023-GRID1, 5.750%, 12/20/50 (a)	785,377		798,899
Sunnova Hestia II Issuer LLC Series 2024-GRID1, 5.630%, 7/20/51 (a)	124,349		126,563
Tesla Sustainable Energy Trust
Series 2024-1A, 5.080%, 6/21/50 (a)	1,215,000		1,216,678
Series 2024-1A, 6.250%, 6/21/50 (a)	165,000		164,369
Tricolor Auto Securitization Trust
Series 2024-1A, 6.610%, 10/15/27 (a)	77,647		78,286
Series 2024-2A, 6.360%, 12/15/27 (a)	212,705		214,356
Vantage Data Centers Issuer LLC Series 2024-1A, 5.100%, 9/15/54 (a)	520,000		512,647
Vantage Data Centers Jersey Borrower SPV, Ltd. Series 2024-1A, 6.172%, 5/28/39 (a)	645,000		823,489

Total Asset Backed Securities (Cost $10,832,081)			10,905,183

Foreign Government & Agency Securities – 3.8%
Bundesrepublik Deutschland Bundesanleihe, 1.800%, 8/15/53 (f)	2,605,000	EUR	2,226,931
City of Ottawa Ontario, 2.500%, 5/11/51	2,390,000	CAD	1,167,858
City of Toronto Canada, 2.600%, 9/24/39	1,060,000	CAD	603,522
Colombia Government International Bond, 8.000%, 11/14/35	1,090,000		1,101,364
Hungary Government International Bond, 5.375%, 9/12/33 (f)	705,000	EUR	787,608
Republic of Chile, 0.830%, 7/2/31	324,000	EUR	285,650
Romania Government International Bond, 2.000%, 1/28/32 (f)	1,360,000	EUR	1,115,532
United Kingdom Gilt, 1.500%, 7/31/53 (f)	3,665,000	GBP	2,130,933

Total Foreign Government & Agency Securities (Cost $10,607,035)			9,419,398

Municipal Bonds – 3.7%
City of New York, NY Series D-1, 5.114%, 10/1/54	320,000		302,961
Colorado Health Facilities Authority, 4.480%, 12/1/40	940,000		760,509
Commonwealth of Massachusetts Series B, 4.110%, 7/15/31	611,491		598,062
Cook County Community High School District No. 228, IL, 5.019%, 12/1/41 (AGM)	435,000		413,672
County of Riverside, CA
2.963%, 2/15/27	670,000		649,117
3.070%, 2/15/28	670,000		640,008
District of Columbia, (Ingleside at Rock Creek), 4.125%, 7/1/27	265,000		264,000
Iowa Student Loan Liquidity Corp. Series A, 5.343%, 12/1/34	165,000		160,298
Lancaster County Hospital Authority, PA, (Brethren Village), 5.000%, 7/1/25	135,000		135,048
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center) Series C, 3.968%, 7/1/27	205,000		202,038
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.000%, 10/1/27	100,000		99,522

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2025 (Unaudited)

Security	Principal Amount*		Value

Municipal Bonds (Continued)
Massachusetts Educational Financing Authority
Series A, 2.305%, 7/1/29	1,000,000		$897,962
Series A, 5.455%, 7/1/33	600,000		608,881
Series A, 6.069%, 7/1/33	175,000		183,335
New York Transportation Development Corp., 4.248%, 9/1/35	380,000		364,812
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), 3.473%, 7/1/28	500,000		480,240
Oklahoma Development Finance Authority, (OU Medicine)
4.650%, 8/15/30 (AGM)	130,000		123,294
5.450%, 8/15/28	770,000		742,471
State Board of Administration Finance Corp. Series A, 1.258%, 7/1/25	375,000		370,014
University of Virginia Series C, 4.179%, 9/1/17	1,000,000		742,457
Uptown Development Authority Series B, 2.581%, 9/1/31 (AGM)	100,000		86,649
Wisconsin Health & Educational Facilities Authority 3.940%, 8/15/41	335,000		227,700
4.190%, 8/15/55	190,000		106,697

Total Municipal Bonds (Cost $9,809,910)			9,159,747

Senior Floating Rate Interests – 2.0%
Communication Services – 0.2%
Charter Communications Operating LLC 2024 Term Loan B5, 6.560%, (3 mo. USD SOFR CME + 2.250%), 12/15/31 (b)	275,812		275,831
Go Daddy Operating Co. LLC 2024 Term Loan B7, 6.062%, (1 mo. USD SOFR CME + 1.750%), 5/30/31 (b)	296,883		297,440

			573,271

Consumer Discretionary – 0.2%
American Builders & Contractors Supply Co., Inc. 2024 Term Loan B, 6.063%, (1 mo. USD SOFR CME + 1.750%), 1/31/31 (b)	206,682		207,898
USI, Inc. 2024 Term Loan D, 6.579%, (3 mo. USD SOFR CME + 2.250%), 11/21/29 (b)	162,539		162,703

			370,601

Consumer Staples – 0.4%
Biogroup-LCD 2021 EUR Term Loan B, 6.532%, (3 mo. EUR EURIBOR + 3.500%), 2/9/28 (b)	465,000	EUR	476,197
Core & Main LP 2024 Term Loan E, 6.311%, (1 mo. USD SOFR CME + 2.000%), 2/9/31 (b)	282,155		283,684
Verisure Holding AB 2021 EUR Term Loan, 5.715%, (3 mo. EUR EURIBOR + 3.000%), 3/27/28 (b)	300,000	EUR	313,359

			1,073,240

Energy – 0.2%
Boels Topholding BV 2025 Term Loan B, 5.790%, (3 mo. EUR EURIBOR + 2.750%), 5/23/31 (b)	344,828	EUR	360,184

			360,184

Financials – 0.2%
Russell Investments US Inst’l Holdco, Inc. 2024 PIK Term Loan, 9.291%, (3 mo. USD SOFR CME + 5.000%), 5/30/27 (b)	395,354		383,246

			383,246

Industrials – 0.3%
Altium Packaging LLC 2024 Term Loan B, 6.812%, (1 mo. USD SOFR CME + 2.500%), 6/11/31 (b)	427,850		428,207
Proampac PG Borrower LLC 2024 Term Loan, 8.302%, (3 mo. USD SOFR CME + 4.000%), 9/15/28 (b)	401,500		403,106

			831,313

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2025 (Unaudited)

Security	Principal Amount*	Value

Information Technology – 0.5%
AthenaHealth Group, Inc. 2025 Term Loan B, 7.312%, (1 mo. USD SOFR CME + 3.000%), 2/15/29 (b)	347,680	$348,839
Blackhawk Network Holdings, Inc. 2024 Term Loan, 9.312%, (1 mo. USD SOFR CME + 5.000%), 3/12/29 (b)	169,250	170,857
DCert Buyer, Inc. 2019 Term Loan B, 8.312%, (1 mo. USD SOFR CME + 4.000%), 10/16/26 (b)	376,020	364,202
Zelis Payments Buyer, Inc. Term Loan B, 7.062%, (1 mo. USD SOFR CME + 2.750%), 9/28/29 (b)	454,996	456,774

		1,340,672

Total Senior Floating Rate Interests (Cost $5,079,377)		4,932,527

Convertible Bonds – 0.4%
Consumer Discretionary – 0.1%
Etsy, Inc.
0.125%, 10/1/26	110,000	108,012
0.125%, 9/1/27	50,000	43,587

		151,599

Financials – 0.1%
Block, Inc., 0.125%, 3/1/25	215,000	214,839

		214,839

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2025 (Unaudited)

Security	Principal Amount*	Value

Health Care – 0.2%
Dexcom, Inc., 0.250%, 11/15/25	205,000	$199,403
Insulet Corp., 0.375%, 9/1/26	195,000	259,007

		458,410

Total Convertible Bonds (Cost $1,197,376)		824,848

Total Long Term Investments (Cost $284,106,817)		265,949,387

Total Investments–107.9% (Cost $284,106,817)		265,949,387

Other Liabilities, less assets – (7.9)%		(19,540,296)

Net Assets – 100.0%		$246,409,091

* The principal amount is stated in U.S. dollars unless otherwise indicated.

(a) Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2025, the aggregate value of these securities was $51,593,977, representing 20.9% of net assets.

(b) Floating/Variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c) Step coupon bond.

(d) Security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(e) A portion or all of the security was purchased as a when issued or delayed delivery security.

(f) Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2025, the aggregate value of these securities is $12,127,844 or 4.9% of the Fund’s net assets.

Abbreviations

RFUCCT — Refinitiv USD IBOR Consumer Cash Fallbacks Term

TBA — To Be Announced

AGM — Assured Guaranty Municipal Corporation

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound Sterling

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2025 (Unaudited)

At January 31, 2025, the Fund had the following forward currency contracts outstanding.

Currency Bought	Currency Sold	Counterparty	Settlement Date	Quantity	Value	Unrealized Appreciation (Depreciation)

United States Dollar	Canadian Dollar	Deutsche Bank AG	3/19/25	2,449,000	$1,688,217	$45,563

United States Dollar	Euro Currency	Deutsche Bank AG	2/28/25	1,448,000	1,503,790	9,353

United States Dollar	Euro Currency	Deutsche Bank AG	3/19/25	7,292,000	7,580,056	122,539

United States Dollar	Pound Sterling	Barclays Bank PLC	3/19/25	2,693,000	3,338,578	87,861

						$265,316

At January 31, 2025, the Fund had the following future contracts outstanding.

Description	Number of Contracts	Notional Amount	Value	Expiration Date	Unrealized Appreciation (Depreciation)

10-Year Australian Bond Futures (Long)	112	$7,968,898	$7,820,577	3/17/25	$(148,321)

10-Year Canadian Government Bond (Short)	98	(8,154,639)	(8,356,652)	3/20/25	(202,013)

					$(350,334)

At January 31, 2025, the Fund had the following centrally cleared interest rate swap contracts outstanding.

Description	Counterparty/ Exchange	Expiration Date	Notional Amount		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Pay Fixed rate annually 2.970% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/15/53	USD	1,350,000	$263,409	$5,014	$258,395

Receive Fixed rate annually 3.910% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	9/20/30	USD	2,055,000	(20,375)	(8,352)	(12,023)

Receive Fixed rate annually 3.280% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/20/54	USD	6,185,000	(864,786)	(286,400)	(578,386)

Receive Fixed rate annually 3.440% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/20/44	USD	8,460,000	(916,533)	(201,885)	(714,648)

Receive Fixed rate annually 3.910% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/20/27	USD	10,455,000	(135,096)	513	(135,609)

Receive Fixed rate annually 4.220% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/20/44	USD	1,415,000	5,719	143,621	(137,902)

Pay Fixed rate annually 4.500% Receive Floating rate annually 12 month SONIA	Morgan Stanley/LCH	9/18/34	GBP	100,000	5,001	(93)	5,094

Pay Fixed rate annually 2.720% Receive Floating rate annually 12 month ESTR	Morgan Stanley/LCH	9/18/27	EUR	2,320,000	(37,605)	(93)	(37,512)

Pay Fixed rate annually 2.590% Receive Floating rate annually 12 month ESTR	Morgan Stanley/LCH	9/18/29	EUR	950,000	(19,078)	548	(19,626)

Receive Fixed rate annually 4.380% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	9/18/26	USD	2,495,000	8,591	678	7,913

Receive Fixed rate annually 3.720% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	9/18/44	USD	1,885,000	(116,350)	32,281	(148,631)

Pay Fixed rate annually 3.530% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	9/18/34	USD	580,000	28,405	18,425	9,980

Pay Fixed rate annually 3.750% Receive Floating rate annually 12 month SONIA	Morgan Stanley/LCH	9/18/54	GBP	2,285,000	230,839	(1,908)	232,747

Pay Fixed rate annually 2.280% Receive Floating rate annually 12 month ESTR	Morgan Stanley/LCH	9/18/34	EUR	685,000	1,147	885	262

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2025 (Unaudited)

Description	Counterparty/ Exchange	Expiration Date	Notional Amount		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Pay Fixed rate annually 3.000% Receive Floating rate annually 6 month CORRA	Morgan Stanley/LCH	9/18/34	CAD	4,600,000	(48,684)	1,992	(50,676)

Pay Fixed rate annually 2.310% Receive Floating rate annually 12 month ESTR	Morgan Stanley/LCH	9/18/54	EUR	2,290,000	(41,311)	(27,079)	(14,232)

Receive Fixed rate annually 3.380% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	9/18/29	USD	2,720,000	(88,851)	(2,080)	(86,771)

Pay Fixed rate annually 3.630% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	12/18/31	USD	7,210,000	193,440	84,245	109,195

Pay Fixed rate annually 2.593% Receive Floating rate annually 12 month USCPI	Morgan Stanley/LCH	11/8/34	USD	2,860,000	(4,648)	-	(4,648)

Pay Fixed rate annually 3.940% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	12/18/34	USD	1,365,000	18,173	(2,021)	20,194

Pay Fixed rate annually 3.840% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	12/18/29	USD	8,265,000	79,980	17,095	62,885

Pay Fixed rate annually 4.060% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	12/18/26	USD	26,245,000	14,575	32,215	(17,640)

Receive Fixed rate annually 3.470% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	12/18/54	USD	1,410,000	(130,114)	(32,594)	(97,520)

Receive Fixed rate annually 3.560% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	12/18/54	USD	3,790,000	(290,630)	(300,625)	9,995

Receive Fixed rate annually 3.750% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/19/55	USD	2,240,000	(92,950)	(48,652)	(44,298)

Pay Fixed rate annually 4.220% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/19/35	USD	1,480,000	(15,001)	(2,336)	(12,665)

Pay Fixed rate annually 4.280% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/19/32	USD	4,025,000	(53,945)	535	(54,480)

Receive Fixed rate annually 4.250% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/19/45	USD	360,000	5,010	5,364	(354)

Receive Fixed rate annually 4.000% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/19/28	USD	4,830,000	(2,338)	(1,802)	(536)

						$(572,509)	$(1,451,497)

At January 31, 2025, the Fund had the following OTC interest rate swap contracts outstanding.

	Rate Type
Counterparty	Payments made by the Fund	Payments received by the Fund	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. International	2.470%	USA-CPI-U	7/10/53	$2,280,000	$17,054	$-	$17,054

						$-	$17,054

Abbreviations

LCH — London Clearing House

USA-CPI-U — U.S.A. Consumers Price Index Urban Consumers NSA

GBP – British Pound Sterling

EUR – Euro

CAD – Canadian Dollar

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2025 (Unaudited)

Domini Impact Equity Fund
ASSETS
Investments, at value (cost $526,427,073)	$1,152,570,010
Cash	1,952,647
Receivable for capital shares	42,335
Dividend receivable	811,306
Tax reclaim receivable	164,465
Prepaid expenses	106,636

Total assets	1,155,647,399

LIABILITIES
Payable for capital shares	326,454
Management fee payable	631,689
Distribution fee payable	152,535
Foreign tax payable	20

Total liabilities	1,110,698

NET ASSETS	$1,154,536,701

NET ASSETS CONSISTS OF
Paid-in capital	$520,859,637
Total distributable earnings (loss)	633,677,064

NET ASSETS	$1,154,536,701

NET ASSET VALUE PER SHARE

Investor Shares
Net assets	974,201,641

Outstanding shares of beneficial interest	25,324,535

Net asset value and offering price per share	$38.47

Institutional Shares
Net assets	157,428,614

Outstanding shares of beneficial interest	4,140,250

Net asset value and offering price per share	$38.02

Class Y Shares
Net assets	22,906,446

Outstanding shares of beneficial interest	601,146

Net asset value and offering price per share	$38.10

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2025 (Unaudited)

Domini International Opportunities Fund
ASSETS
Investments, at value (cost $18,367,134)	$21,564,421
Cash	36,832
Foreign currency, at value (cost $36,326)	36,143
Receivable for securities sold	4,047
Receivable for capital shares	11,100
Dividend receivable	17,327
Tax reclaim receivable	58,813
Prepaid expenses	59,988

Total assets	21,788,671

LIABILITIES
Management fee payable	15,671
Foreign tax payable	2,058

Total liabilities	17,729

NET ASSETS	$21,770,942

NET ASSETS CONSISTS OF
Paid-in capital	$20,198,946
Total distributable earnings (loss)	1,571,996

NET ASSETS	$21,770,942

NET ASSET VALUE PER SHARE

Investor Shares
Net assets	4,276,015

Outstanding shares of beneficial interest	392,711

Net asset value and offering price per share	$10.89

Institutional Shares
Net assets	17,494,927

Outstanding shares of beneficial interest	1,609,236

Net asset value and offering price per share	$10.87

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2025 (Unaudited)

Domini Sustainable Solutions Fund
ASSETS
Investments, at value (cost $25,681,673)	$34,801,384
Cash	1,808,128
Foreign currency, at value (cost $720,995)	716,203
Receivable for securities sold	906,218
Receivable for capital shares	800
Dividend receivable	5,495
Tax reclaim receivable	20,884
Prepaid expenses	1,694

Total assets	38,260,806

LIABILITIES
Payable for securities purchased	1,275,151
Management fee payable	26,114

Total liabilities	1,301,265

NET ASSETS	$36,959,541

NET ASSETS CONSISTS OF
Paid-in capital	$30,960,962
Total distributable earnings (loss)	5,998,579

NET ASSETS	$36,959,541

NET ASSET VALUE PER SHARE

Investor Shares
Net assets	22,392,607

Outstanding shares of beneficial interest	1,367,488

Net Asset Value And Offering Price Per Share	$16.37

Institutional Shares
Net assets	14,566,934

Outstanding shares of beneficial interest	881,407

Net Asset Value And Offering Price Per Share	$16.53

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2025 (Unaudited)

Domini Impact International Equity Fund
ASSETS
Investments, at value (cost $675,245,269)	$810,164,811
Cash	3,044,540
Foreign currency, at value (cost $410,616)	411,250
Receivable for capital shares	434,002
Dividend receivable	704,400
Tax reclaim receivable	3,918,992
Prepaid expenses	101,869

Total assets	818,779,864

LIABILITIES
Payable for capital shares	357,988
Management fee payable	564,548
Distribution fee payable	14,247
Foreign tax payable	120,537

Total liabilities	1,057,320

NET ASSETS	$817,722,544

NET ASSETS CONSISTS OF
Paid-in capital	$785,788,471
Total distributable earnings (loss)	31,934,073

NET ASSETS	$817,722,544

NET ASSET VALUE PER SHARE

Investor Shares
Net assets	185,327,783

Outstanding shares of beneficial interest	19,689,142

Net Asset Value And Offering Price Per Share	$9.41

Institutional Shares
Net assets	399,905,514

Outstanding shares of beneficial interest	43,442,375

Net Asset Value And Offering Price Per Share	$9.21

Class Y Shares
Net assets	232,489,247

Outstanding shares of beneficial interest	25,176,389

Net Asset Value And Offering Price Per Share	$9.23

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

For the Six Months Ended January 31, 2025 (Unaudited)

Domini Impact Equity Fund
INCOME
Dividends (net of foreign taxes $35,345)	$6,876,399
Interest income	20,771

Investment Income	6,897,170

EXPENSES
Management/Sponsorship fees	3,704,897
Distribution fees – Investor Shares	1,203,905
Transfer agent fees – Investor Shares	213,245
Transfer agent fees – Institutional Shares	2,145
Transfer agent fees – Class Y Shares	6,812
Custody and accounting fees	58,860
Professional fees	63,039
Registration fees – Investor Shares	11,029
Registration fees – Institutional Shares	8,025
Registration fees – Class Y Shares	8,190
Shareholder communication fees	36,113
Miscellaneous	114,388
Trustees fees	28,068
Shareholder service fees – Investor Shares	18,352
Shareholder service fees – Institutional Shares	58
Shareholder service fees – Class Y Shares	43

Total expenses	5,477,169
Fees waived and expenses reimbursed	(4,641)

Net expenses	5,472,528

NET INVESTMENT INCOME (LOSS)	1,424,642

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
NET REALIZED GAIN (LOSS) FROM:
Investments	23,938,587
Foreign currency	(1,466)

Net realized gain (loss)	23,937,121

NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments	71,204,463
Translation of assets and liabilities in foreign currencies	(136)

Net change in unrealized appreciation (depreciation)	71,204,327

NET REALIZED AND UNREALIZED GAIN (LOSS)	95,141,448

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$96,566,090

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

For the Six Months Ended January 31, 2025 (Unaudited)

Domini International Opportunities Fund
INCOME
Dividends (net of foreign taxes $19,186)	$162,784
Interest income	14,549

Investment Income	177,333

EXPENSES
Management fees	100,461
Distribution fees – Investor Shares	5,331
Transfer agent fees – Investor Shares	26,309
Transfer agent fees – Institutional Shares	289
Custody and accounting fees	84,669
Professional fees	39,042
Registration fees – Investor Shares	8,870
Registration fees – Institutional Shares	9,259
Shareholder communication fees	2,321
Trustees fees	882
Shareholder service fees – Investor Shares	539
Shareholder service fees – Institutional Shares	6

Total expenses	277,978
Fees waived and expenses reimbursed	(136,729)

Net expenses	141,249

NET INVESTMENT INCOME (LOSS)	36,084

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
NET REALIZED GAIN (LOSS) FROM:
Investments	310,326
Foreign currency	(2,424)

Net realized gain (loss)	307,902

NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments	(828,483)
Translation of assets and liabilities in foreign currencies	(2,536)

Net change in unrealized appreciation (depreciation)	(831,019)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(523,117)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(487,033)

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

For the Six Months Ended January 31, 2025 (Unaudited)

Domini Sustainable Solutions Fund
INCOME
Dividends (net of foreign taxes $3,230)	$186,303

Investment Income	186,303

EXPENSES
Management fees	157,711
Distribution fees – Investor Shares	27,585
Transfer agent fees – Investor Shares	34,449
Transfer agent fees – Institutional Shares	519
Custody and accounting fees	32,382
Professional fees	40,325
Registration fees – Investor Shares	13,868
Registration fees – Institutional Shares	13,618
Shareholder communication fees	3,346
Miscellaneous	6,377
Trustees fees	1,326
Shareholder service fees – Investor Shares	1,665
Shareholder service fees – Institutional Shares	29

Total expenses	333,200
Fees waived and expenses reimbursed	(92,241)

Net expenses	240,959

NET INVESTMENT INCOME (LOSS)	(54,656)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
NET REALIZED GAIN (LOSS) FROM:
Investments	1,706,271
Foreign currency	(1,356)

Net realized gain (loss)	1,704,915

NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments	(715,710)
Translation of assets and liabilities in foreign currencies	(2,170)

Net change in unrealized appreciation (depreciation)	(717,880)

NET REALIZED AND UNREALIZED GAIN (LOSS)	987,035

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$932,379

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

For the Six Months Ended January 31, 2025 (Unaudited)

Domini Impact International Equity Fund
INCOME
Dividends (net of foreign taxes $625,078)	$7,463,351
Interest income	58,805

Investment Income	7,522,156

EXPENSES
Management fees	3,411,537
Distribution fees – Investor Shares	234,885
Transfer agent fees – Investor Shares	130,725
Transfer agent fees – Institutional Shares	1,720
Transfer agent fees – Class Y Shares	75,677
Custody and accounting fees	152,523
Professional fees	77,475
Registration fees – Investor Shares	9,094
Registration fees – Institutional Shares	11,965
Registration fees – Class Y Shares	11,396
Shareholder communication fees	47,729
Miscellaneous	46,512
Trustees fees	28,000
Shareholder service fees – Investor Shares	8,023
Shareholder service fees – Institutional Shares	149
Shareholder service fees – Class Y Shares	50

Net expenses	4,247,460

NET INVESTMENT INCOME (LOSS)	3,274,696

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
NET REALIZED GAIN (LOSS) FROM:
Investments	33,277,481
Foreign currency	(83,271)

Net realized gain (loss)	33,194,210

NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments	(10,045,169)
Translation of assets and liabilities in foreign currencies	(185,183)

Net change in unrealized appreciation (depreciation)	(10,230,352)

NET REALIZED AND UNREALIZED GAIN (LOSS)	22,963,858

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$26,238,554

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,424,642	$4,313,829
Net realized gain (loss)	23,937,121	42,828,643
Net change in unrealized appreciation (depreciation)	71,204,327	142,057,040

Net Increase (Decrease) in Net Assets Resulting from Operations	96,566,090	189,199,512

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares	(45,665,638)	(8,035,635)
Class A Shares	-	(58,205)	[1]
Institutional Shares	(7,954,227)	(1,983,906)
Class Y Shares	(1,108,154)	(182,146)

Net Decrease in Net Assets from Distributions	(54,728,019)	(10,259,892)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	17,652,393	36,560,906
Net asset value of shares issued in reinvestment of distributions and dividends	50,379,597	9,283,858
Payments for shares redeemed	(56,827,321)	(84,761,923)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	11,204,669	(38,917,159)

Total Increase (Decrease) in Net Assets	53,042,740	140,022,461

NET ASSETS
Beginning of period	$1,101,493,961	$961,471,500

End of period	$1,154,536,701	$1,101,493,961

1 For the period August 1, 2023 to July 26, 2024. Effective at the close of business on July 26, 2024, Class A Shares were converted to Investor Shares and no longer offered by the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI INTERNATIONAL OPPORTUNITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$36,084	$278,382
Net realized gain (loss)	307,902	(146,300)
Net change in unrealized appreciation (depreciation)	(831,019)	2,506,994

Net Increase (Decrease) in Net Assets Resulting from Operations	(487,033)	2,639,076

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares	(16,061)	(36,526)
Institutional Shares	(114,860)	(247,818)

Net Decrease in Net Assets from Distributions	(130,921)	(284,344)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	431,402	995,171
Net asset value of shares issued in reinvestment of distributions and dividends	130,582	283,554
Payments for shares redeemed	(2,509,108)	(1,929,517)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(1,947,124)	(650,792)

Total Increase (Decrease) in Net Assets	(2,565,078)	1,703,940

NET ASSETS
Beginning of period	$24,336,020	$22,632,080

End of period	$21,770,942	$24,336,020

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SUSTAINABLE SOLUTIONS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(54,656)	$(26,562)
Net realized gain (loss)	1,704,915	(16,291)
Net change in unrealized appreciation (depreciation)	(717,880)	4,940,133

Net Increase (Decrease) in Net Assets Resulting from Operations	932,379	4,897,280

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares	-	(3,296)
Institutional Shares	-	(17,868)

Net Decrease in Net Assets from Distributions	-	(21,164)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	1,652,360	2,885,341
Net asset value of shares issued in reinvestment of distributions and dividends	-	20,084
Payments for shares redeemed	(2,115,750)	(4,537,036)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(463,390)	(1,631,611)

Total Increase (Decrease) in Net Assets	468,989	3,244,505

NET ASSETS
Beginning of period	$36,490,552	$33,246,047

End of period	$36,959,541	$36,490,552

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$3,274,696	$17,481,390
Net realized gain (loss)	33,194,210	67,371,963
Net change in unrealized appreciation (depreciation)	(10,230,352)	30,046,581

Net Increase (Decrease) in Net Assets Resulting from Operations	26,238,554	114,899,934

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares	(2,508,201)	(3,448,252)
Class A Shares[1]	-	(151,385)	[1]
Institutional Shares	(6,817,215)	(10,718,427)
Class Y Shares	(3,814,609)	(5,358,138)

Net Decrease in Net Assets from Distributions	(13,140,025)	(19,676,202)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	66,091,603	86,907,351
Net asset value of shares issued in reinvestment of distributions and dividends	10,430,019	15,633,240
Payments for shares redeemed	(90,082,509)	(222,551,940)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(13,560,887)	(120,011,349)

Total Increase (Decrease) in Net Assets	(462,358)	(24,787,617)

NET ASSETS
Beginning of period	$818,184,902	$842,972,519

End of period	$817,722,544	$818,184,902

1 For the period August 1, 2023 to July 26, 2024. Effective at the close of business on July 26, 2024, Class A Shares were converted to Investor Shares and no longer offered by the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31,
		2024	2023	2022		2021		2020
For a share outstanding for the period:
Net asset value, beginning of period	$37.08	$31.12	$28.71	$ 34.82		$26.72		$ 22.48

Income from investment operations:
Net investment income (loss)	0.03	0.17	0.16	0.03		0.08		0.15	[1]
Net realized and unrealized gain (loss) on investments	3.23	6.11	2.80	(4.08)		8.74		4.69	[1]

Total Income (loss) From Investment Operations	3.26	6.28	2.96	(4.05)		8.82		4.84

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.02)	(0.12)	(0.11)	(0.01)		(0.09)		(0.14)
Distributions to shareholders from net realized gain	(1.85)	(0.20)	(0.44)	(2.05)		(0.63)		(0.46)

Total Distributions	(1.87)	(0.32)	(0.55)	(2.06)		(0.72)		(0.60)

Redemption fee proceeds [1]	-	-	-	0.00	[2]	0.00	[2]	0.00	[2]

Net asset value, end of period	$38.47	$37.08	$31.12	$ 28.71		$34.82		$ 26.72

Total return [3]	8.89%	20.30%	10.60%	(12.65)%		33.43%		21.98%
Portfolio turnover	8%	9%	9%	6%		23%		21%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$974	$ 931	$ 810	$ 776		$ 927		$ 719
Ratio of expenses to average net assets	1.00%	0.98%	1.00%	1.05%		1.09%		1.08%	[4,5]
Ratio of gross expenses to average net assets	1.00%	0.98%	1.00%	1.05%		1.09%		1.09%
Ratio of net investment income (loss) to average net assets	0.21%	0.39%	0.45%	0.14%		0.24%		0.65%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Not annualized for periods less than one year.

4 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 1.08% for the year ended July 31, 2020.

5 Reflects a waiver of fees by the Manager, the Sponsor and the Distributor of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31,
		2024	2023	2022	2021		2020
For a share outstanding for the period:
Net asset value, beginning of period	$36.72	$30.88	$28.56	$ 34.60	$26.59		$22.41

Income from investment operations:
Net investment income (loss)	0.11	0.12	0.18	0.12	0.28		0.23	[1]
Net realized and unrealized gain (loss) on investments	3.17	6.18	2.83	(4.05)	8.60		4.67	[1]

Total Income (loss) From Investment Operations	3.28	6.30	3.01	(3.93)	8.88		4.90

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.13)	(0.26)	(0.25)	(0.06)	(0.24)		(0.26)
Distributions to shareholders from net realized gain	(1.85)	(0.20)	(0.44)	(2.05)	(0.63)		(0.46)

Total Distributions	(1.98)	(0.46)	(0.69)	(2.11)	(0.87)		(0.72)

Redemption fee proceeds [1]	-	-	-	-	0.00	[2]	0.00	[2]

Net asset value, end of period	$38.02	$36.72	$30.88	$ 28.56	$34.60		$26.59

Total return [3]	9.04%	20.62%	10.91%	(12.36)%	33.89%		22.43%
Portfolio turnover	8%	9%	9%	6%	23%		21%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$157	$ 151	$ 134	$ 125	$154		$ 113
Ratio of expenses to average net assets	0.71%	0.70%	0.71%	0.73%	0.74%		0.74%	[4]
Ratio of gross expenses to average net assets	0.71%	0.70%	0.71%	0.73%	0.74%		0.74%
Ratio of net investment income (loss) to average net assets	0.49%	0.69%	0.73%	0.46%	0.59%		0.99%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Not annualized for periods less than one year.

4 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 0.74% for the year ended July 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND — CLASS Y SHARES (FORMERLY CLASS R SHARES)

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2025 (unaudited)		Year Ended July 31,
			2024		2023		2022		2021		2020
For a share outstanding for the period:
Net Asset Value, beginning of period	$36.77		$30.92		$28.60		$ 34.66		$26.62		$ 22.42

Income from investment operations:
Net investment income (loss)	4.49		11.59		5.43		7.56		7.50		0.21	[1]
Net realized and unrealized gain (loss) on investments	(1.22)		(5.31)		(2.44)		(11.52)		1.37		4.68	[1]

Total Income (loss) From Investment Operations	3.27		6.28		2.99		(3.96)		8.87		4.89

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.09)		(0.23)		(0.23)		(0.05)		(0.20)		(0.23)
Distributions to shareholders from net realized gain	(1.85)		(0.20)		(0.44)		(2.05)		(0.63)		(0.46)

Total Distributions	(1.94)		(0.43)		(0.67)		(2.10)		(0.83)		(0.69)

Redemption fee proceeds [1]	-		-		-		-		0.00	[2]	0.00	[2]

Net asset value, end of period	$38.10		$36.77		$30.92		$ 28.60		$34.66		$ 26.62

Total return [3]	9.01%		20.51%		10.78%		(12.42)%		33.81%		22.34%
Portfolio turnover	8%		9%		9%		6%		23%		21%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$23		$ 19		$ 11		$9		$10		$6
Ratio of expenses to average net assets	0.80%	[4]	0.80%	[4]	0.80%	[4]	0.80%	[4]	0.80%	[4]	0.79%	[4,5]
Ratio of gross expenses to average net assets	0.84%		0.97%		0.95%		1.02%		1.05%		0.94%
Ratio of net investment income (loss) to average net assets	0.41%		0.56%		0.64%		0.40%		0.51%		0.92%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Not annualized for periods less than one year.

4 Reflects a waiver of fees by the Manager and the Sponsor of the Fund.

5 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 0.79% for the year ended July 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI INTERNATIONAL OPPORTUNITIES FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2025 (unaudited)		Year Ended July 31,						For the Period November 30, 2020 (commencement of operations) through July 31, 2021
			2024		2023		2022
For a share outstanding for the period:
Net asset value, beginning of period	$11.15		$10.09		$ 8.96		$ 11.08		$10.00

Income from investment operations:
Net investment income (loss)	0.01		0.10		0.08		0.08		0.04
Net realized and unrealized gain (loss) on investments	(0.23)		1.06		1.14		(2.05)		1.09

Total Income (loss) From Investment Operations	(0.22)		1.16		1.22		(1.97)		1.13

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.04)		(0.10)		(0.09)		(0.07)		(0.05)
Distributions to shareholders from net realized gain	-		-		-		(0.08)		-

Total Distributions	(0.04)		(0.10)		(0.09)		(0.15)		(0.05)

Redemption fee proceeds[1]	-		-		-		-		0.00	[2]

Net asset value, end of period	$10.89		$11.15		$10.09		$8.96		$11.08

Total return[3]	(1.95)%		11.52%		13.60%		(17.88)%		11.31%
Portfolio turnover	13%		17%		18%		20%		16%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$4		$ 4		$3		$3		$2
Ratio of expenses to average net assets	1.40%	[4]	1.40%	[4]	1.40%	[4]	1.40%	[4]	1.40%	[4]
Ratio of gross expenses to average net assets	3.66%		4.18%		4.32%		4.36%		4.88%
Ratio of net investment income (loss) to average net assets	0.10%		1.02%		0.85%		0.84%		0.80%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Not annualized for periods less than one year.

4 Reflects a waiver of fees by the Manager and the Distributor of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI INTERNATIONAL OPPORTUNITIES FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2025 (unaudited)		Year Ended July 31,						For the Period November 30, 2020 (commencement of operations) through July 31, 2021
			2024		2023		2022
For a share outstanding for the period:
Net asset value, beginning of period	$11.15		$10.10		$8.96		$11.08		$10.00

Income from investment operations:
Net investment income (loss)	0.03		0.13		0.10		0.11		0.06
Net realized and unrealized gain (loss) on investments	(0.24)		1.05		1.14		(2.05)		1.08

Total Income (loss) From Investment Operations	(0.21)		1.18		1.24		(1.94)		1.14

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.07)		(0.13)		(0.10)		(0.10)		(0.06)
Distributions to shareholders from net realized gain	-		-		-		(0.08)		-

Total Distributions	(0.07)		(0.13)		(0.10)		(0.18)		(0.06)

Redemption fee proceeds [1]	-		-		-		-		-

Net asset value, end of period	$10.87		$11.15		$10.10		$8.96		$11.08

Total return [2]	(1.89)%		11.75%		13.88%		(17.65)%		11.44%
Portfolio turnover	13%		17%		18%		20%		16%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$17		$20		$19		$19		$24
Ratio of expenses to average net assets	1.15%	[3]	1.15%	[3]	1.15%	[3]	1.15%	[3]	1.15%	[3]
Ratio of gross expenses to average net assets	2.07%		2.07%		2.19%		1.79%		2.00%
Ratio of net investment income (loss) to average net assets	0.35%		1.24%		1.09%		1.03%		0.84%

1 Based on average shares outstanding.

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SUSTAINABLE SOLUTIONS FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2025 (unaudited)		Year Ended July 31,								For the Period April 1, 2020 (commencement of operations) through July 31, 2020
			2024		2023		2022		2021
For a share outstanding for the period:
Net asset value, beginning of period	$15.98		$13.89		$13.79		$ 19.06		$15.28		$10.00

Income from investment operations:
Net investment income (loss)	(0.02)		(0.02)		(0.03)		(0.10)		(0.12)		(0.02)
Net realized and unrealized gain (loss) on investments	0.41		2.11		0.13		(4.45)		4.54		5.30

Total Income (loss) From Investment Operations	0.39		2.09		0.10		(4.55)		4.42		5.28

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.00)	[1]	(0.00)	[1]	-		-		-		-
Distributions to shareholders from net realized gain	-		-		-		(0.72)		(0.64)		-

Total Distributions	-		-		-		(0.72)		(0.64)		-

Redemption fee proceeds [2]	-		-		-		-		0.00	[1]	-

Net asset value, end of period	$16.37		$15.98		$13.89		$ 13.79		$19.06		$15.28

Total return [3]	2.44%		15.06%		0.73%		(24.60)%		28.94%		52.80%
Portfolio turnover	24%		45%		39%		51%		65%		10%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$22		$ 21		$18		$16		$ 19		$7
Ratio of expenses to average net assets	1.40%	[4]	1.40%	[4]	1.40%	[4]	1.40%	[4]	1.40%	[4]	1.37%	[4,5]
Ratio of gross expenses to average net assets	2.01%		2.13%		2.05%		1.99%		2.12%		3.95%
Ratio of net investment income (loss) to average net assets	(0.39)%		(0.19)%		(0.25)%		(0.59)%		(0.87)%		(0.94)%

1 Amount represents less than $0.005 per share.

2 Based on average shares outstanding.

3 Not annualized for periods less than one year.

4 Reflects a waiver of fees by the Manager and the Distributor of the Fund.

5 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 1.37% for the year ended July 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SUSTAINABLE SOLUTIONS FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2025 (unaudited)		Year Ended July 31,								For the Period April 1, 2020 (commencement of operations) through July 31, 2020
			2024		2023		2022		2021
For a share outstanding for the period:
Net asset value, beginning of period	$16.11		$13.98		$13.85		$ 19.12		$15.29		$10.00

Income from investment operations:
Net investment income (loss)	(0.01)		0.02		(0.00)	[1]	(0.06)		(0.10)		(0.02)
Net realized and unrealized gain (loss) on investments	0.43		2.13		0.13		(4.46)		4.57		5.31

Total Income (loss) From Investment Operations	0.42		2.15		0.13		(4.52)		4.47		5.29

Less dividends and/or distributions:
Dividends to shareholders from net investment income	-		(0.02)		-		(0.03)		-		-
Distributions to shareholders from net realized gain	-		-		-		(0.72)		(0.64)		-

Total Distributions	-		(0.02)		-		(0.75)		(0.64)		-

Redemption fee proceeds[2]	-		-		-		-		-		-

Net asset value, end of period	$16.53		$16.11		$13.98		$ 13.85		$19.12		$15.29

Total return[3]	2.61%		15.37%		0.94%		(24.39)%		29.25%		52.90%
Portfolio turnover	24%		45%		39%		51%		65%		10%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$15		$ 15		$16		$13		$ 19		$12
Ratio of expenses to average net assets	1.15%	[4]	1.15%	[4]	1.15%	[4]	1.15%	[4]	1.15%	[4]	1.12%	[4,5]
Ratio of expenses to average net assets			1.15%	[4]	1.15%	[4]	1.15%	[4]	1.15%	[4]	1.12%	[4,5]
Ratio of gross expenses to average net assets	1.47%		1.56%		1.53%		1.40%		1.43%		2.89%
Ratio of net investment income (loss) to average net assets	(0.15)%		0.06%		0.02%		(0.37)%		(0.62)%		(0.61)%

1 Amount represents less than $0.005 per share.

2 Based on average shares outstanding.

3 Not annualized for periods less than one year.

4 Reflects a waiver of fees by the Manager and the Sponsor of the Fund.

5 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 1.12% for the year ended July 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31,
		2024	2023	2022		2021		2020
For a share outstanding for the period:
Net asset value, beginning of period	$9.25	$ 8.16	$ 7.39	$ 9.29		$ 7.28		$ 7.74

Income from investment operations:
Net investment income (loss)	0.04	0.19	0.21	0.16		0.19		0.08
Net realized and unrealized gain (loss) on investments	0.25	1.08	0.76	(1.95)		1.94		(0.33)

Total Income (loss) From Investment Operations	0.29	1.27	0.97	(1.79)		2.13		(0.25)

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.13)	(0.18)	(0.20)	(0.11)		(0.12)		(0.21)
Distributions to shareholders from net realized gain	-	-	-	-		-		-

Total Distributions	(0.13)	(0.18)	(0.20)	(0.11)		(0.12)		(0.21)

Redemption fee proceeds[1]	-	-	-	0.00	[2]	0.00	[2]	0.00	[2]

Net asset value, end of period	$9.41	$ 9.25	$ 8.16	$ 7.39		$ 9.29		$ 7.28

Total return[3]	3.15%	15.59%	13.17%	(19.23)%		29.34%		(3.49)%
Portfolio turnover	38%	89%	90%	88%		88%		98%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$185	$ 187	$ 171	$ 201		$ 292		$ 397
Ratio of expenses to average net assets	1.19%	1.31%	1.33%	1.34%		1.37%		1.36%	[4,5]
Ratio of gross expenses to average net assets	1.19%	1.31%	1.33%	1.34%		1.37%		1.38%
Ratio of net investment income (loss) to average net assets	0.65%	1.93%	1.75%	1.40%		1.32%		0.93%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Not annualized for periods less than one year.

4 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 1.36% for the year ended July 31, 2020.

5 Reflects a waiver of fees by the Manager and the Distributor of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31,
		2024	2023	2022		2021		2020
For a share outstanding for the period:
Net asset value, beginning of period	$9.07	$ 8.02	$ 7.30	$ 9.19		$7.23		$ 7.69

Income from investment operations:
Net investment income (loss)	0.04	0.18	0.16	0.16		0.16		0.09
Net realized and unrealized gain (loss) on investments	0.26	1.10	0.82	(1.89)		1.99		(0.30)

Total Income (loss) From Investment Operations	0.30	1.28	0.98	(1.73)		2.15		(0.21)

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.16)	(0.23)	(0.26)	(0.16)		(0.19)		(0.25)
Distributions to shareholders from net realized gain	-	-	-	-		-		-

Total Distributions	(0.16)	(0.23)	(0.26)	(0.16)		(0.19)		(0.25)

Redemption fee proceeds[1]	-	-	-	0.00	[2]	0.00	[2]	0.00	[2]

Net asset value, end of period	$9.21	$ 9.07	$ 8.02	$ 7.30		$9.19		$ 7.23

Total return[3]	3.35%	16.06%	13.66%	(18.88)%		29.80%		(3.05)%
Portfolio turnover	38%	89%	90%	88%		88%		98%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$400	$ 411	$ 407	$ 525		$636		$ 473
Ratio of expenses to average net assets	0.97%	0.96%	0.92%	0.89%		0.91%		0.95%	[4]
Ratio of gross expenses to average net assets	0.97%	0.96%	0.92%	0.89%		0.91%		0.95%
Ratio of net investment income (loss) to average net assets	0.87%	2.29%	2.11%	1.91%		1.79%		1.33%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Not annualized for periods less than one year.

4 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 0.95% for the year ended July 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND — CLASS Y SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31,
		2024	2023	2022	2021		2020
For a share outstanding for the period:
Net asset value, beginning of period	$9.09	$ 8.03	$ 7.30	$ 9.20	$7.23		$ 7.70

Income from investment operations:
Net investment income (loss)	0.03	0.19	0.19	0.16	0.11		0.12
Net realized and unrealized gain (loss) on investments	0.26	1.09	0.79	(1.90)	2.04		(0.35)

Total Income (loss) From Investment Operations	0.29	1.28	0.98	(1.74)	2.15		(0.23)

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.15)	(0.22)	(0.25)	(0.16)	(0.18)		(0.24)
Distributions to shareholders from net realized gain	-	-	-	-	-		-

Total Distributions	(0.15)	(0.22)	(0.25)	(0.16)	(0.18)		(0.24)

Redemption fee proceeds [1]	-	-	-	-	0.00	[2]	-

Net asset value, end of period	$9.23	$ 9.09	$ 8.03	$ 7.30	$9.20		$ 7.23

Total return [3]	3.28%	16.02%	13.67%	(19.01)%	29.88%		(3.28)%
Portfolio turnover	38%	89%	90%	88%	88%		98%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$232	$ 219	$ 256	$ 528	$627		$ 174
Ratio of expenses to average net assets	1.02%	0.97%	0.96%	0.95%	0.98%		1.06%	[4]
Ratio of gross expenses to average net assets	1.02%	0.97%	0.96%	0.95%	0.98%		1.06%
Ratio of net investment income (loss) to average net assets	0.80%	2.26%	2.09%	1.87%	1.82%		1.26%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Not annualized for periods less than one year.

4 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 1.06% for the year ended July 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2025 (Unaudited)

1. ORGANIZATION

The Domini Investment Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Domini Investment Trust comprises five separate series: Domini Impact Equity Fund, Domini International Opportunities Fund, Domini Sustainable Solutions Fund, Domini Impact International Equity Fund and Domini Impact Bond Fund (each the “Fund,” collectively the “Funds”). The financial statements of the Domini Impact Bond Fund are included elsewhere in this report. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The Domini Impact Equity Fund offers three classes of shares: Investor shares, Institutional shares, and Class Y shares. The Domini International Opportunities Fund offers two classes of shares: Investor shares and Institutional shares. The Domini Sustainable Solutions Fund offers two classes of shares: Investor shares and Institutional shares. The Domini Impact International Equity Fund offers three classes of shares: Investor shares, Institutional shares, and Class Y shares. The Investor shares, Institutional shares and Class Y shares are sold at their offering price, which is net asset value.

On July 26, 2024, the Class A shares of the Domini Impact Equity Fund and Domini Impact International Fund converted into each Fund’s respective Investor shares with the same relative aggregate net asset value as the original shares held immediately prior to such conversion. Prior to this conversion, the Class A shares were sold with a front-end sales charge (load) of up to 4.75%.

All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, directly attributable to that class. The Funds seek to provide their shareholders with long-term total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Funds’ significant accounting policies.

(A) Valuation of Investments. The net asset value (or NAV) of each class of shares of each Fund is determined as of the scheduled close of regular trading on the NYSE, normally 4 p.m., Eastern Time, on each day the NYSE is open for trading.

Securities listed or traded on national securities exchanges are generally valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the ’NOCP’). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price.

When a market price is not available, or when Domini Impact Investments LLC (Domini), the Funds’ valuation designee, has reason to believe that the price does not represent market realities, the securities will be valued using fair value methods.

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2025 (Unaudited)

Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. Domini generally will apply adjusted prices provided by an independent pricing service for foreign securities held by the Domini International Opportunities Fund, Domini Sustainable Solutions Fund, and Domini Impact International Equity Fund in an effort to reflect valuation changes through the close of the NYSE.

The valuation designee follows a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the valuation designee’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotations obtained from pricing services)

Level 3 — significant unobservable inputs (including the valuation designee’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used by the Domini Impact Equity Fund, as of January 31, 2025, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Communication Services	$101,179,368	$-	$-	$101,179,368
Consumer Discretionary	139,281,306	-	-	139,281,306
Consumer Staples	62,191,785	-	-	62,191,785
Financials	175,951,810	-	-	175,951,810
Health Care	122,839,607	-	-	122,839,607
Industrials	83,678,714	-	-	83,678,714
Information Technology	409,971,429	-	-	409,971,429
Materials	25,070,498	-	-	25,070,498
Real Estate	26,686,703	-	-	26,686,703
Utilities	5,718,790	-	-	5,718,790

Total	$1,152,570,010	$-	$-	$1,152,570,010

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2025 (Unaudited)

The following is a summary of the inputs used by the Domini International Opportunities Fund, as of January 31, 2025, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Australia	$-	$964,757	$-	$964,757
Austria	-	74,198	-	74,198
Belgium	-	81,013	-	81,013
Brazil	329,891	-	-	329,891
Canada	77,151	-	-	77,151
China	-	167,725	-	167,725
Denmark	-	991,336	-	991,336
Finland	32,355	151,304	-	183,659
France	-	1,805,192	-	1,805,192
Germany	-	2,316,319	-	2,316,319
Hong Kong	-	403,444	-	403,444
Ireland	-	64,116	-	64,116
Italy	-	400,845	-	400,845
Japan	-	3,811,406	-	3,811,406
Luxembourg	-	17,168	-	17,168
Mexico	49,284	-	-	49,284
Netherlands	80,550	1,329,139	-	1,409,689
New Zealand	18,283	56,676	-	74,959
Norway	-	69,974	-	69,974
Singapore	-	212,225	-	212,225
South Africa	-	27,293	-	27,293
Spain	-	803,807	-	803,807
Sweden	21,555	634,180	-	655,735
Switzerland	83,177	1,576,767	-	1,659,944
United Kingdom	9,649	2,041,052	-	2,050,701
United States	1,269,415	1,593,175	-	2,862,590

Total	$1,971,310	$19,593,111	$-	$21,564,421

The following is a summary of the inputs used by the Domini Sustainable Solutions Fund, as of January 31, 2025, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Communication Services	$766,010	$-	$-	$766,010
Consumer Discretionary	2,630,568	553,812	-	3,184,380
Consumer Staples	315,216	1,047,626	-	1,362,842
Financials	1,072,574	2,526,993	-	3,599,567
Health Care	7,393,505	585,019	-	7,978,524
Industrials	4,702,258	4,385,406	-	9,087,664
Information Technology	7,660,801	369,999	-	8,030,800
Real Estate	370,495	-	-	370,495
Utilities	-	421,102	-	421,102

Total	$24,911,427	$9,889,957	$-	$34,801,384

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2025 (Unaudited)

The following is a summary of the inputs used by the Domini Impact International Equity Fund, as of January 31, 2025, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Australia	$-	$48,529,696	$-	$48,529,696
Belgium	-	12,749,326	-	12,749,326
Brazil	971,932	-	-	971,932
China	-	14,954,200	-	14,954,200
Denmark	-	11,203,164	-	11,203,164
Finland	2,405,257	-	-	2,405,257
France	-	71,958,969	-	71,958,969
Germany	-	77,451,503	-	77,451,503
Hong Kong	-	10,721,240	-	10,721,240
Hungary	-	2,499,521	-	2,499,521
India	-	17,514	-	17,514
Ireland	8,867,474	-	-	8,867,474
Israel	2,840,402	-	-	2,840,402
Italy	-	32,725,568	-	32,725,568
Japan	-	162,555,717	-	162,555,717
Mexico	2,582,929	-	-	2,582,929
Netherlands	3,149,127	19,857,257	-	23,006,384
Norway	-	15,149	-	15,149
Peru	2,241,327	-	-	2,241,327
Singapore	2,310,784	27,674,965	-	29,985,749
South Africa	4,487,139	1,371,814	-	5,858,953
South Korea	-	13,918,161	-	13,918,161
Spain	-	33,948,477	-	33,948,477
Sweden	-	16,761,792	-	16,761,792
Switzerland	13,133,132	33,306,881	-	46,440,013
Taiwan	-	5,859,709	-	5,859,709
Thailand	4,475,866	-	-	4,475,866
United Kingdom	1,667,075	91,038,436	-	92,705,511
United States	7,211,376	64,701,932	-	71,913,308

Total	$56,343,820	$753,820,991	$-	$810,164,811

(B) Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees. The Funds do not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates.

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2025 (Unaudited)

(C) Foreign Currency Contracts. When the Funds purchase or sell foreign securities, they enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date.

As of January 31, 2025, open foreign currency spot contracts were as follows:

Domini Impact Equity Fund	$-
Domini International Opportunities Fund	-
Domini Sustainable Solutions Fund	903,219

Domini Impact International Equity Fund	-

(D) Investment Transactions, Investment Income and Dividends to Shareholders. Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income, net of any applicable withholding tax, is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds. The Funds earn income daily, net of Fund expenses. Dividends to shareholders are usually declared and paid semiannually from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Funds’ components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

(E) Federal Taxes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary. As of January 31, 2025, tax years 2021 through 2024 remain subject to examination by the Funds’ major tax jurisdictions, which include the United States of America, the Commonwealth of Massachusetts, and New York State.

(F) Redemption Fees. Redemptions and exchanges of Fund shares held less than 30 days may be subject to the Funds’ redemption fee, which is 2% of the amount redeemed. The fee is imposed to offset transaction costs and other expenses associated with short-term investing. The fee may be waived in certain circumstances at the discretion of the Funds. Such fees are retained by the Funds and are recorded as an adjustment to paid-in capital.

The redemption fee was waived by the Funds’ Board of Trustees and was no longer imposed by the Fund effective August 16, 2021.

(G) Other. Income, expenses (other than those attributable to a specific class), gains, and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

(H) Indemnification. The Funds’ organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2025 (Unaudited)

3. TRANSACTIONS WITH AFFILIATES

(A) Manager/Sponsor. The Funds have retained Domini to serve as investment manager and administrator. Domini is registered as an investment adviser under the Investment Advisers Act of 1940. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services. The administrative services include the provision of general office facilities and supervising the overall administration of the Funds. For its services under the Management Agreements, Domini receives from each Fund a fee accrued daily and paid monthly at the annual rate below of the respective Funds’ average daily net assets before any fee waivers:

Domini Impact Equity Fund	0.20% of the first $2 billion of net assets managed,
0.19% of the next $1 billion of net assets managed, and
0.18% of net assets managed in excess of $3 billion

Domini International Opportunities Fund	0.85% of the first $2 billion of net assets managed,
0.83% of the next $1 billion of net assets managed, and
0.80% of the net assets managed in excess of $3 billion

Domini Sustainable Solutions Fund	0.85% of the first $500 million of net assets managed,
0.83% of the next $500 million of net assets managed, and,
0.80% of net assets managed in excess of $ 1 billion

Domini Impact International Equity Fund	0.94% of the first $250 million of net assets managed,
0.83% of the next $250 million of net assets managed,
0.75% of the next $250 million of net assets managed,
0.73% of the next $250 million of net assets managed, and
0.70% of net assets managed in excess of $ 1 billion

Pursuant to a Sponsorship Agreement (with respect to the Domini Impact Equity Fund) Domini provides the Fund with the administrative personnel and services necessary to operate the Fund. In addition to general administrative services and facilities for the Fund similar to those provided by Domini under the Management Agreement, Domini answers questions from the general public and the media regarding the securities holdings of the Fund. For these services and facilities, Domini receives fees accrued daily and paid monthly from the Fund at the annual rate below of the respective Fund’s average daily net assets before any fee waivers:

Domini Impact Equity Fund	0.45% of the first $2 billion of net assets managed,
0.44% of the next $1 billion of net assets managed, and
0.43% of net assets managed in excess of $3 billion

Effective November 30, 2024, Domini has contractually agreed to reduce its fees and/or reimburse certain ordinary operating expenses of the Funds (excluding brokerage fees and commissions, interest, taxes and other extraordinary expenses) until November 30, 2025, absent an earlier modification as mutually agreed to by the Adviser and Board of Trustees which oversees the Fund, in order to limit the annual operating expenses of each share class, net of applicable waivers and reimbursements, as follows:

Domini Impact Equity Fund Investor Shares	1.09%
Domini Impact Equity Fund Institutional Shares	0.74%
Domini Impact Equity Fund Class Y Shares	0.80%
Domini International Opportunities Fund Investor Shares	1.40%
Domini International Opportunities Fund Institutional Shares	1.15%
Domini Sustainable Solutions Fund Investor Shares	1.40%
Domini Sustainable Solutions Fund Institutional Shares	1.15%
Domini Impact International Equity Fund Class Y Shares	1.12%

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2025 (Unaudited)

For the six months ended January 31, 2025, Domini waived fees and reimbursed expenses as follows:

	FEES WAIVED	EXPENSES REIMBURSED

Domini Impact Equity Fund	$-	$4,641
Domini International Opportunities Fund	-	131,398
Domini Sustainable Solutions Fund	-	64,656
Domini Impact International Equity Fund	-	-

As of January 31, 2025, Domini owned less than 2% of any class of the outstanding shares of each Fund.

(B) Submanager. SSGA Funds Management, Inc. (“SSGA”) provides investment submanagement services to the Domini Impact Equity Fund, Do-mini International Opportunities Fund, and Domini Sustainable Solutions Fund on a day-to day basis pursuant to a Submanagement Agreement with Domini. Wellington Management Company LLP (Wellington), a Delaware limited liability partnership, provides investment submanagement services to the Domini Impact International Equity Fund on a day-to day basis pursuant to a Submanagement Agreement with Domini. The fees for submanagement services are paid by the adviser and are not an incremental Fund expense. For the six months ended January 31, 2025, the fees received by each Fund’s submanager were as follows:

Domini Impact Equity Fund	$139,252
Domini International Opportunities Fund	87,500
Domini Sustainable Solutions Fund	87,500
Domini Impact International Equity Fund	1,587,976

(C) Distributor. The Board of Trustees of the Funds has adopted a Distribution Plan with respect to the Funds’ Investor shares and Class A shares in accordance with Rule 12b-1 under the Act. DSIL Investment Services LLC (DSIL), a wholly owned subsidiary of Domini, acts as agent of the Funds in connection with the offering of Investor shares of the Funds pursuant to a Distribution Agreement. Under the Distribution Plan, the Funds pay expenses incurred in connection with the sale of Investor shares and Class A shares and pay DSIL a distribution fee at an aggregate annual rate not to exceed 0.25% of the average daily net assets representing the Investor shares and Class A shares. For the six months ended January 31, 2025, fees waived were as follows:

FEES WAIVED
Domini International Opportunities Fund Investor Shares	$5,331
Domini Sustainable Solutions Fund Investor Shares	27,585

(D) Shareholder ServiceAgent. The Trust has retained Domini to provide certain shareholder services with respect to the Funds and their shareholders, which services were previously provided by the former transfer agent for the funds or another fulfillment and mail service provider and are supplemental to services currently provided by Ultimus Fund Solutions, LLC (“Ultimus”), pursuant to a master services agreement between each Fund and Ultimus. Ultimus acts as the transfer agent and provides certain shareholder servicing for the Funds. For these services, Domini receives fees from each Fund paid monthly at an annual rate of $4.00 per active account. For the six months ended January 31, 2025, there were no fees waived.

(E) Trustees and Officers. Each of the Independent Trustees receive an annual retainer for serving as a Trustee of the Trust of $39,000. The Lead Independent Trustee, Nominating Committee Chair and Chair of the Audit Committee receive an additional chairperson fee of $5,000. Each Independent Trustee also receives $1,000 for attendance at each regular, quarterly meeting of the Board of the Trust. In addition, each Trustee receives reimbursement for reasonable expenses incurred in attending meetings. These expenses are allocated on a pro-rata basis to each shares class of a Fund according to their respective net assets.

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2025 (Unaudited)

As of January 31, 2025, all Trustees and officers of the Trust as a group owned less than 1% of each Fund’s outstanding shares.

4. INVESTMENT TRANSACTIONS

For the six months ended January 31, 2025, cost of purchase and proceeds from sales of investments other than short-term obligations were as follows:

	PURCHASE	SALES
Domini Impact Equity Fund	$93,484,754	$134,861,312
Domini International Opportunities Fund	3,061,362	4,968,601
Domini Sustainable Solutions Fund	8,712,809	10,562,349
Domini Impact International Equity Fund	307,130,642	325,855,749

5. SHARES OF BENEFICIAL INTEREST

At January 31, 2025, there was an unlimited number of shares authorized ($0.00001 par value). Transactions in the Funds’ shares were as follows:

	Six Months Ended		Year Ended
	January 31, 2025 (unaudited)		July 31, 2024
	Shares	Amount	Shares	Amount

Domini Impact Equity Fund

Investor Shares
Shares sold	216,968	$8,265,818	514,666	$16,819,022
Shares issued in reinvestment of dividends and distributions	1,169,177	44,124,423	236,871	7,767,105
Shares converted[1]	-	-	185,240	6,783,274
Shares redeemed	(1,179,768)	(45,224,024)	(1,860,767)	(61,179,470)

Net increase (decrease)	206,377	$7,166,217	(923,990)	$(29,810,069)

Class A Shares
Shares sold	-	$-	1,008	$32,932
Shares issued in reinvestment of dividends and distributions	-	-	1,446	47,129
Shares converted[1]	-	-	(186,009)	(6,783,274)
Shares redeemed	-	-	(16,063)	(506,411)

Net decrease	-	$-	(199,618)	$(7,209,624)

Institutional Shares
Shares sold	117,737	$4,459,682	321,562	$10,583,259
Shares issued in reinvestment of dividends and distributions	138,027	5,147,020	39,656	1,287,478
Shares redeemed	(240,872)	(9,112,515)	(561,863)	(18,663,697)

Net increase (decrease)	14,892	$494,187	(200,645)	$(6,792,960)

Class Y Shares
Shares sold	127,105	$4,926,893	280,998	$9,125,693
Shares issued in reinvestment of dividends and distributions	29,654	1,108,154	5,566	182,146
Shares redeemed	(65,145)	(2,490,782)	(142,431)	(4,412,345)

Net increase	91,614	$3,544,265	144,133	$4,895,494

Total
Shares sold	461,810	$17,652,393	1,118,234	$36,560,906
Shares issued in reinvestment of dividends and distributions	1,336,858	50,379,597	283,539	9,283,858
Shares converted	-	-	(769)	-
Shares redeemed	(1,485,785)	(56,827,321)	(2,581,124)	(84,761,923)

Net increase (decrease)	312,883	$11,204,669	(1,180,120)	$(38,917,159)

1 On July 26, 2024, Class A shares converted into the Fund’s Investor shares.

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2025 (Unaudited)

	Six Months Ended		Year Ended
	January 31, 2025 (unaudited)		July 31, 2024
	Shares	Amount	Shares	Amount

Domini International Opportunities Fund

Investor Shares
Shares sold	37,706	$407,396	87,610	$898,772
Shares issued in reinvestment of dividends and distributions	1,503	15,722	3,270	35,736
Shares redeemed	(28,709)	(313,801)	(21,537)	(222,673)

Net increase	10,500	$109,317	69,343	$711,835

Institutional Shares
Shares sold	2,159	$24,006	8,907	$96,399
Shares issued in reinvestment of dividends and distributions	11,002	114,860	22,960	247,818
Shares redeemed	(204,295)	(2,195,307)	(160,527)	(1,706,844)

Net decrease	(191,134)	$(2,056,441)	(128,660)	$(1,362,627)

Total
Shares sold	39,865	$431,402	96,517	$995,171
Shares issued in reinvestment of dividends and distributions	12,505	130,582	26,230	283,554
Shares redeemed	(233,004)	(2,509,108)	(182,064)	(1,929,517)

Net decrease	(180,634)	$(1,947,124)	(59,317)	$(650,792)

	Six Months Ended January 31, 2025 (unaudited)		Year Ended July 31, 2024
	Shares	Amount	Shares	Amount

Domini Sustainable Solutions Fund

Investor Shares
Shares sold	88,439	$1,434,174	195,526	$2,848,841
Shares issued in reinvestment of dividends and distributions	-	-	201	3,268
Shares redeemed	(47,593)	(778,542)	(130,575)	(1,882,462)

Net increase	40,846	$655,632	65,152	$969,647

Institutional Shares
Shares sold	13,349	$218,186	2,525	$36,500
Shares issued in reinvestment of dividends and distributions	-	-	1,025	16,816
Shares redeemed	(81,148)	(1,337,208)	(179,744)	(2,654,574)

Net decrease	(67,799)	$(1,119,022)	(176,194)	$(2,601,258)

Total
Shares sold	101,788	$1,652,360	198,051	$2,885,341
Shares issued in reinvestment of dividends and distributions	-	-	1,226	20,084
Shares redeemed	(128,741)	(2,115,750)	(310,319)	(4,537,036)

Net decrease	(26,953)	$(463,390)	(111,042)	$(1,631,611)

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2025 (Unaudited)

	Six Months Ended January 31, 2025 (unaudited)		Year Ended July 31, 2024
	Shares	Amount	Shares	Amount

Domini Impact International Equity Fund

Investor Shares
Shares sold	1,244,757	$11,568,390	2,156,062	$18,406,391
Shares issued in reinvestment of dividends and distributions	231,791	2,100,030	325,279	2,929,132
Shares converted[1]	-	-	978,791	8,934,795
Shares redeemed	(2,055,070)	(19,084,797)	(4,146,742)	(35,342,998)

Net decrease	(578,522)	$(5,416,377)	(686,610)	$(5,072,680)

Class A Shares
Shares sold	-	$-	94,871	$866,330
Shares issued in reinvestment of dividends and distributions	-	-	15,060	148,062
Shares converted[1]	-	-	(909,746)	(8,934,795)
Shares redeemed	-	-	(327,845)	(3,026,674)

Net decrease	-	$-	(1,127,660)	$(10,947,077)

Institutional Shares
Shares sold	2,946,701	$26,617,129	4,939,974	$41,107,849
Shares issued in reinvestment of dividends and distributions	539,482	4,779,812	873,414	7,606,283
Shares redeemed	(5,396,116)	(49,102,264)	(11,158,339)	(92,734,678)

Net decrease	(1,909,933)	$(17,705,323)	(5,344,951)	$(44,020,546)

Class Y Shares
Shares sold	3,036,289	$27,906,084	3,196,136	$26,526,781
Shares issued in reinvestment of dividends and distributions	399,345	3,550,177	565,987	4,949,763
Shares redeemed	(2,396,619)	(21,895,448)	(11,459,893)	(91,447,590)

Net increase (decrease)	1,039,015	$9,560,813	(7,697,770)	$(59,971,046)

Total
Shares sold	7,227,747	$66,091,603	10,387,043	$86,907,351
Shares issued in reinvestment of dividends and distributions	1,170,618	10,430,019	1,779,740	15,633,240
Shares converted	-	-	69,045	-
Shares redeemed	(9,847,805)	(90,082,509)	(27,092,819)	(222,551,940)

Net decrease	(1,449,440)	$(13,560,887)	(14,856,991)	$(120,011,349)

1 On July 26, 2024, Class A shares converted into the Fund’s Investor shares.

6. FEDERAL TAX STATUS

The tax basis of the components of net assets for the Funds at July 31, 2024, are as follows:

	Domini Impact Equity Fund	Domini International Opportunities Fund	Domini Sustainable Solutions Fund	Domini Impact International Equity Fund

Undistributed Ordinary Income	$216,481	$94,666	$-	$13,140,020
Undistributed capital gains	40,740,789	-	-	-
Unrealized appreciation/(depreciation)	550,881,723	3,668,895	9,626,181	134,162,486
Capital losses, other losses and other temporary differences	-	(1,573,611)	(4,540,079)	(128,466,962)
Late year ordinary and post Oct capital loss deferrals	-	-	(19,902)	-

Distributable net earnings/(deficit)	$591,838,993	$2,189,950	$5,066,200	$18,835,544

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2025 (Unaudited)

Carryforwards of losses from previous taxable years do not expire and retain their character as either short-term or long-term capital losses. As of July 31, 2024, the Domini International Opportunities Fund had a short-term capital loss carryover of $72,523 and long-term capital loss carryover of $1,501,088 and the Domini Sustainable Solutions Fund had a short-term capital loss carryover of $4,540,079 and the Domini Impact International Equity Fund had a short-term capital loss carryover of $122,671,129 and long-term capital loss carryover of $5,795,833.

Permanent book and tax differences could result from distributions in excess of income, however such amounts, if any, would have no effect on net assets.

For the year ended July 31, 2024, the Domini Sustainable Solutions Fund reclassified $27,124 to distributable earnings from paid in capital to align financial reporting and tax reporting.

For tax purposes, the Funds may elect to defer any portion of a post October capital loss deferral or late year ordinary loss to the first day of the following fiscal year. At July 31, 2024, the Domini Sustainable Solutions Fund had deferred post October capital losses of $19,902.

For federal income tax purposes, dividends paid were characterized as follows:

	Domini Impact Equity Fund		Domini International Opportunities Fund		Domini Sustainable Solutions Fund		Domini Impact International Equity Fund
	Year Ended July 31,		Year Ended July 31,		Year Ended July 31,		Year Ended July 31,
	2024	2023	2024	2023	2024	2023	2024	2023
Ordinary income	$4,164,953	$4,186,630	$284,344	$221,464	$21,164	$-	$19,676,202	$29,109,791
Long-term capital gain	6,094,939	13,820,942	-	-	-	-	-	-

Total	$10,259,892	$18,007,572	$284,344	$221,464	$21,164	$-	$19,676,202	$29,109,791

The Funds are subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Funds did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for taxes on income, capital gains or unrealized appreciation on securities held or for excise tax on income and capital gains.

7. SUBSEQUENT EVENTS

The Board of Trustees of the International Opportunities Fund (the “Fund”) authorized the liquidation of the Fund on March 21, 2025 (the “Liquidation Date”). Any remaining Shareholders, as of the Liquidation Date, were automatically redeemed if no prior action was taken.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, some or all of the risks discussed below:

Market Risk. For each Domini Fund, the market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, political instability, recessions, inflation, changes in interest or currency rates, the spread of infectious illness or other public health issues, weather or climate events, armed conflict,

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2025 (Unaudited)

market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment that may or may not be related to the issuer of the security or other asset. If the market values of the securities or other assets held by a Fund fall, including a complete loss on any individual security, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole.

The long-term impact of the COVID-19 pandemic and its subsequent variants on economies, markets, industries and individual issuers, are not known. Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time.

Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. Inflation and interest rates have increased and may rise further. These circumstances could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. Following Russia’s invasion of Ukraine, Russian securities have lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future geopolitical or other events or conditions.

Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time. U.S. Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including increases or decreases in interest rates, or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which a Fund invests. Policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation, and these and other events affecting global markets, such as the U.K.’s exit from the European Union (or Brexit), potential trade imbalances with China or other countries, or sanctions or other government actions against Russia, other nations or individuals or companies (or their countermeasures), may contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the implications for market participants, may not be fully known for some time.

The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The U.S. government has prohibited U.S. persons, such as the Fund, from investing in Chinese companies designated as related to the Chinese military. These and possible future restrictions could limit the Fund’s opportunities for investment and require the sale of securities at a loss or make them illiquid. Moreover, the Chinese government is involved in a longstanding dispute with Taiwan that has included threats of invasion. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2025 (Unaudited)

force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading or tariff arrangements, armed conflict including Russia’s military invasion of Ukraine, terrorism, natural disasters, infectious illness or public health issues, cybersecurity events, supply chain disruptions, sanctions against Russia, other nations or individuals or companies and possible countermeasures, and other circumstances in one country or region could have profound impacts on other countries or regions and on global economies or markets. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to the countries or regions directly affected, the value and liquidity of a Fund’s investments may be negatively affected.

DOMINI IMPACT BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2025 (Unaudited)

ASSETS
Investments, at value (cost $284,106,817)	$265,949,387
Cash	810,997
Foreign currency, at value (cost $352,087)	350,271
Receivable for securities sold	8,291,310
Interest receivable	1,665,234
Collateral on certain derivative contracts	1,220,000
Premium paid for swap contracts	343,411
Receivable for variation margin swaps	716,660
Receivable for capital shares	90,815
Cash held at other banks (cost $2,513,810)	2,513,810
Unrealized appreciation on OTC swap contracts	17,054
Unrealized appreciation on forward currency contracts	265,316
Prepaid expenses	103,460

Total assets	282,337,725

LIABILITIES
Payable for securities purchased	32,072,458
Payable for capital shares	221,351
Payable for variation margin swaps	2,168,157
Cash due to broker (cost $297,000)	297,000
Premium received for swap contracts	915,920
Management fee payable	118,159
Distribution fee payable	8,722
Dividend payable	73,586
Payable for variation margin futures	53,281

Total liabilities	35,928,634

NET ASSETS	$246,409,091

NET ASSETS CONSISTS OF
Paid-in capital	$283,871,348
Total distributable earnings (loss)	(37,462,257)

NET ASSETS	$246,409,091

NET ASSET VALUE PER SHARE

Investor Shares
Net assets	112,209,224

Outstanding shares of beneficial interest	11,229,244

Net asset value and offering price per share	$9.99

Institutional Shares
Net assets	101,975,461

Outstanding shares of beneficial interest	10,277,983

Net asset value and offering price per share	$9.92

Class Y Shares
Net assets	32,224,406

Outstanding shares of beneficial interest	3,222,070

Net asset value and offering price per share	$10.00

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND

STATEMENT OF OPERATIONS

For the Six Months Ended January 31, 2025 (Unaudited)

INCOME
Interest income	$4,962,910

Investment Income	4,962,910

EXPENSES
Management fee	706,285
Distribution fees – Investor Shares	144,481
Transfer agent fees – Investor Shares	87,119
Transfer agent fees – Institutional Shares	713
Transfer agent fees – Class Y Shares	13,506
Custody and accounting fees	60,604
Professional fees	46,937
Registration fees – Investor Shares	13,560
Registration fees – Institutional Shares	10,446
Registration fees – Class Y Shares	12,997
Shareholder communication fees	18,383
Miscellaneous	21,506
Trustees fees	8,761
Shareholder service fees – Investor Shares	5,131
Shareholder service fees – Institutional Shares	71
Shareholder service fees – Class Y Shares	13

Total expenses	1,150,513
Fees waived and expenses reimbursed	(257,508)

Net expenses	893,005

NET INVESTMENT INCOME (LOSS)	4,069,905

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
NET REALIZED GAIN (LOSS) FROM:
Investments	(1,315,077)
Swap contracts	(807,153)
Futures contracts	(30,316)
Foreign currency	(20,108)
Forward contracts	409,485

Net realized gain (loss)	(1,763,169)

NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments	(1,646,655)
Swap contracts	(945,763)
Futures contracts	(311,059)
Forward contracts	302,815
Translation of assets and liabilities in foreign currencies	(5,180)

Net change in unrealized appreciation (depreciation)	(2,605,842)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(4,369,011)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(299,106)

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2025 (unaudited)	Year Ended July 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$4,069,905	$7,015,694
Net realized gain (loss)	(1,763,169)	(1,702,823)
Net change in unrealized appreciation (depreciation)	(2,605,842)	9,054,532

Net Increase (Decrease) in Net Assets Resulting from Operations	(299,106)	14,367,403

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares	(1,940,953)	(3,254,417)
Institutional Shares	(1,868,405)	(2,887,270)
Class Y Shares	(547,212)	(795,941)

Net Decrease in Net Assets from Distributions	(4,356,570)	(6,937,628)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	25,263,392	54,293,269
Net asset value of shares issued in reinvestment of distributions and dividends	3,890,041	6,193,436
Payments for shares redeemed	(21,394,228)	(46,589,262)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	7,759,205	13,897,443

Total Increase (Decrease) in Net Assets	3,103,529	21,327,218

NET ASSETS
Beginning of period	$243,305,562	$221,978,344

End of period	$246,409,091	$243,305,562

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2025 (unaudited)		Year Ended July 31,
			2024		2023		2022		2021		2020
For a share outstanding for the period:
Net asset value, beginning of period	$10.19		$ 9.87		$10.51		$ 12.04		$12.49		$ 11.46

Income from investment operations:
Net investment income (loss)	0.16		0.29		0.24		0.16		0.18		0.22
Net realized and unrealized gain (loss) on investments	(0.19)		0.32		(0.62)		(1.41)		(0.05)		1.04

Total Income (loss) From Investment Operations	(0.03)		0.61		(0.38)		(1.25)		0.13		1.26

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.17)		(0.29)		(0.26)		(0.17)		(0.18)		(0.23)
Distributions to shareholders from net realized gain	-		-		(0.00)	[1]	(0.11)		(0.40)		-

Total Distributions	(0.17)		(0.29)		(0.26)		(0.28)		(0.58)		(0.23)

Redemption fee proceeds [2]	-		-		-		0.00	[1]	0.00	[1]	0.00	[1]

Net asset value, end of period	$9.99		$10.19		$ 9.87		$ 10.51		$12.04		$ 12.49

Total return [3]	(0.29)%		6.29%		(3.56)%		(10.53)%		1.06%		11.09%
Portfolio turnover	94%		258%		278%		383%		378%		469%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$112		$ 115		$ 116		$ 133		$ 151		$ 144
Ratio of expenses to average net assets	0.87%	[4]	0.87%	[4]	0.87%	[4]	0.87%	[4]	0.87%	[4]	0.86%	[4,5]
Ratio of gross expenses to average net assets	1.13%		1.15%		1.13%		1.08%		1.10%		1.15%
Ratio of net investment income (loss) to average net assets	3.13%		2.94%		2.41%		1.47%		1.47%		1.84%

1 Amount represents less than $0.005 per share.

2 Based on average shares outstanding.

3 Not annualized for periods less than one year.

4 Reflects a waiver of fees by the Manager and the Distributor of the Fund.

5 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 0.86% for the year ended July 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2025 (unaudited)		Year Ended July 31,
			2024		2023		2022		2021		2020
For a share outstanding for the period:
Net asset value, beginning of period	$10.11		$ 9.80		$10.43		$ 11.96		$12.41		$ 11.38

Income from investment operations:
Net investment income (loss)	0.18		0.32		0.27		0.20		0.23		0.25
Net realized and unrealized gain (loss) on investments	(0.18)		0.30		(0.61)		(1.42)		(0.07)		1.04

Total Income (loss) From Investment Operations	-		0.62		(0.34)		(1.22)		0.16		1.29

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.19)		(0.31)		(0.29)		(0.20)		(0.21)		(0.26)
Distributions to shareholders from net realized gain	-		-		(0.00)	[1]	(0.11)		(0.40)		-

Total Distributions	(0.19)		(0.31)		(0.29)		(0.31)		(0.61)		(0.26)

Redemption fee proceeds[2]	-		-		-		-		0.00	[1]	0.00	[1]

Net asset value, end of period	$9.92		$10.11		$ 9.80		$ 10.43		$11.96		$ 12.41

Total return[3]	(0.05)%		6.53%		(3.22)%		(10.34)%		1.35%		11.49%
Portfolio turnover	94%		258%		278%		383%		378%		469%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$102		$ 100		$ 84		$ 93		$91		$ 46
Ratio of expenses to average net assets	0.57%	[4]	0.57%	[4]	0.57%	[4]	0.57%	[4]	0.57%	[4]	0.56%	[4,5]
Ratio of gross expenses to average net assets	0.72%		0.75%		0.74%		0.72%		0.73%		0.74%
Ratio of net investment income (loss) to average net assets	3.43%		3.25%		2.71%		1.74%		1.72%		2.13%

1 Amount represents less than $0.005 per share.

2 Based on average shares outstanding.

3 Not annualized for periods less than one year.

4 Reflects a waiver of fees by the Manager of the Fund.

5 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 0.56% for the year ended July 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND — CLASS Y SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2025 (unaudited)		Year Ended July 31,						For the Period June 1, 2021 (commencement of operations) through July 31, 2021
			2024		2023		2022
For a share outstanding for the period:
Net asset value, beginning of period	$10.19		$ 9.88		$10.52		$ 12.05		$11.85

Income from investment operations:
Net investment income (loss)	0.17		0.32		0.27		0.19		0.03
Net realized and unrealized gain (loss) on investments	(0.18)		0.30		(0.63)		(1.41)		0.20

Total Income (loss) From Investment Operations	(0.01)		0.62		(0.36)		(1.22)		0.23

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.18)		(0.31)		(0.28)		(0.20)		(0.03)
Distributions to shareholders from net realized gain	-		-		(0.00)	[1]	(0.11)		-

Total Distributions	(0.18)		(0.31)		(0.28)		(0.31)		(0.03)

Redemption fee proceeds	-		-		-		-		-

Net asset value, end of period	$10.00		$10.19		$ 9.88		$ 10.52		$12.05

Total return[2]	(0.08)%		6.41%		(3.35)%		(10.32)%		1.93%
Portfolio turnover	94%		258%		278%		383%		378%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$32		$ 28		$ 23		$18		$11
Ratio of expenses to average net assets	0.65%	[3]	0.65%	[3]	0.65%	[3]	0.65%	[3]	0.65%	[3]
Ratio of gross expenses to average net assets	0.86%		0.90%		0.91%		0.96%		1.03%
Ratio of net investment income (loss) to average net assets	3.35%		3.17%		2.65%		1.74%		1.36%

1 Amount represents less than $0.005 per share.

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2025 (Unaudited)

1. ORGANIZATION

The Domini Impact Bond Fund (the “Fund”) is a series of the Domini Investment Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The Fund offers three classes of shares: Investor Shares, Institutional Shares and Class Y shares. Each class of shares is sold at its offering price, which is net asset value.

Each class of shares has identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. The Fund seeks to provide its shareholders with a high level of current income and total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund’s significant accounting policies.

(A) Valuation of Investments. Bonds and other fixed-income securities (other than obligations with maturities of 60 days or less) are valued on the basis of valuations furnished by an independent pricing service. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account observable inputs such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

Securities of sufficient credit quality (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Domini Impact Investments LLC (Domini), the Fund’s valuation designee.

To Be Announced (TBA) or when-issued securities are valued at their issue price for up to five (5) trading days, or until broker quotes are readily available or an Authorized Pricing Service begins to provide quotations, whichever is shorter.

Derivative contracts traded on an exchange are valued at their most recent sale or official closing price on the exchange on which they are primarily traded, or, if no sales are reported on such exchange, at the mean between the last available bid and asked quotations on the exchange on which they are primarily traded.

Option contracts on securities, currencies and other financial instruments traded over-the-counter are valued at the most recent bid quotation in the case of purchased options and at the most recent asked quotation in the case of written options.

Futures contracts are valued at the most recent settlement price.

Foreign currency forward contracts are valued at the value of the underlying currencies at the prevailing currency exchange rates.

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2025 (Unaudited)

Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Securities (other than short-term obligations with remaining maturities of 60 days or less) for which there are no such quotations or valuations are valued at fair value as determined in good faith by Domini, the Fund’s valuation designee.

Effective September 8, 2022, Domini was designated as the Fund’s valuation designee in accordance with Rule 2a-5 under the 1940 Act, with responsibility for fair valuation, subject to oversight by the Fund’s Board of Trustees.

The valuation designee follows a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the valuation designee’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the valuation designee’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2025 (Unaudited)

The following is a summary of the inputs used, as of January 31, 2025, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:

Long Term Investments in Securities:
Mortgage Backed Securities	$-	$104,021,145	$-	$104,021,145
Corporate Bonds and Notes	-	63,539,301	-	63,539,301
U.S. Government Agency Obligations	-	63,147,238	-	63,147,238
Asset Backed Securities	-	10,905,183	-	10,905,183
Foreign Government & Agency Securities	-	9,419,398	-	9,419,398
Municipal Bonds	-	9,159,747	-	9,159,747
Senior Floating Rate Interests	-	4,932,527	-	4,932,527
Convertible Bonds	-	824,848	-	824,848

Total Long Term Investments	$-	$265,949,387	$-	$265,949,387

Total Investment in Securities	$-	$265,949,387	$-	$265,949,387

Other Financial Instruments:
Forward Currency Contracts	-	265,316	-	265,316
Interest Rate Swap – CCP	-	716,660	-	716,660
Interest Rate Swap – OTC	-	17,054	-	17,054

Total Other Financial Instruments	$-	$999,030	$-	$999,030

Liabilities:

Other Financial Instruments:
Futures	(350,334)	-	-	(350,334)
Interest Rate Swap – CCP	-	(2,168,157)	-	(2,168,157)

Total Other Financial Instruments	$(350,334)	$(2,168,157)	$-	$(2,518,491)

(B) Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees. The Fund does not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates.

(C) Foreign Currency Contracts. When the Fund purchases or sells foreign securities it enters into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date. The Fund had $34,082 in outstanding open foreign currency spot contracts as of January 31, 2025.

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2025 (Unaudited)

(D) Securities Purchased on a When-Issued or Delayed Delivery Basis. The Fund may invest in when-issued or delayed delivery securities where the price of the security is fixed at the time of the commitment but delivery and payment take place beyond customary settlement time. These securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued or delayed delivery basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may be higher than those obtained in the transaction, which could result in an unrealized loss at the time of delivery. The Fund establishes a segregated account consisting of liquid securities equal to the amount of the commitments to purchase securities on such basis.

(E) TBA Purchase and Forward Sale Commitments. The Fund may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to the settlement date, which is in addition to the risk of decline in the value of the Fund’s other assets. Income on these securities will not be earned until settlement date.

(F) Derivative Financial Instruments. The Fund may invest in derivatives in order to hedge market risks, or to seek to increase the Fund’s income or gain. Derivatives in certain circumstances may require that the Fund segregate cash or other liquid assets to the extent the Fund’s obligations are not otherwise covered through ownership of the underlying security, financial instrument, or currency. Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity, and the risk that the use of derivatives could result in greater losses than if it had not been used. Some derivative transactions, including options, swaps, forward contracts, and options on foreign currencies, are entered into directly by the counterparties or through financial institutions acting as market makers (OTC derivatives), rather than being traded on exchanges or in markets registered with the Commodity Futures Trading Commission or the SEC.

(G) Option Contracts. The Fund may purchase or write option contracts primarily to manage and/or gain exposure to interest rate, foreign exchange rate and credit risk. An option is a contract entitling the holder to purchase or sell a specific number of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss. The Fund had no purchased option contracts outstanding as of January 31, 2025.

(H) Futures Contracts. The Fund may purchase and sell futures contracts based on various securities, securities indexes, and other financial instruments and indexes. The Fund intends to use futures contracts for hedging purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specified security or financial instrument at a specified future time and at a specified price. When the Fund purchases or sells a futures contract, the Fund must allocate certain of its assets as an initial deposit on the contract. The futures contract is marked to market daily thereafter, and the Fund may be required to pay or entitled to receive additional “variation margin,” based on decrease or increase in the value of the futures contract. Future contracts outstanding at January 31, 2025 are listed in the Fund’s Portfolio of Investments.

(I) Forward Currency Contracts. The Fund may enter into forward currency contracts with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value or to generate income or gain. These contracts are used to hedge foreign exchange risk and to

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2025 (Unaudited)

gain exposure on currency. The U.S. dollar value of forward currency contracts is determined using current forward exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The Fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Risk may exceed amounts recognized on the Statement of Assets and Liabilities. Forward currency contracts outstanding at January 31, 2025 are listed in the Fund’s Portfolio of Investments.

(J) Interest Rate Swap Contracts. The Fund may enter into interest rate swap contracts to hedge interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change on an OTC interest rate swap is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. Daily fluctuations in the value of centrally cleared interest rate swaps are settled though a central clearing agent and are recorded in variation margin on the Statement of Assets and Liabilities and recorded as unrealized gain or loss. OTC and centrally cleared interest rate swap contracts outstanding at January 31, 2025, are listed in the Fund’s Portfolio of Investments.

(K) Credit Default Swap Contracts. The Fund may enter into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the fund, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Statement of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. These upfront payments are amortized over the term of the contract as a realized gain or loss on the Statement of Operations. The fund had no outstanding OTC and centrally cleared credit default swap contracts as of January 31, 2025.

(L) Upfront Premiums on Swap Contracts. An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.

(M) Master Agreements. The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2025 (Unaudited)

requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the Fund’s portfolio. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Fund’s portfolio. Collateral can be in the form of cash or other marketable securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty.Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA Master Agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

In a centrally cleared swap, while the Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. The Fund is still exposed to the counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.

(N) Investment Transactions, Investment Income, and Dividends to Shareholders. Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded on an accrual basis. The Fund earns income daily, net of Fund expenses. Paydown gains and losses are recorded as an adjustment to interest income. Dividends to shareholders are usually declared daily and paid monthly from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

(O) Federal Taxes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary. As of January 31, 2025, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the Commonwealth of Massachusetts, and New York State.

(P) Redemption Fees. Redemptions and exchanges of Fund shares held less than 30 days may be subject to the Fund’s redemption fee, which is 2% of the amount redeemed. The fee is imposed to offset transaction costs and other expenses associated with short-term investing. The fee may be waived in certain circumstances at the discretion of the Fund. Such fees are retained by the Fund and are recorded as an adjustment to paid-in capital.

The redemption fee was waived by the Fund’s Board of Trustees and was no longer imposed by the Fund effective August 16, 2021.

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2025 (Unaudited)

(Q) Other. Income, expenses (other than those attributable to a specific class), gains, and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

(R) Indemnification. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

3. TRANSACTIONS WITH AFFILIATES

(A) Manager/Administrator. The Fund has retained Domini to serve as investment manager and administrator. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services, including the provision of general office facilities and supervising the overall administration of the Fund. For its services under the Management Agreement, Domini receives from the Fund a fee accrued daily and paid monthly at the annual rate of the Fund’s average daily net assets before any fee waivers of 0.33% of the first $50 million of net assets managed, 0.32% of the net $50 million of net assets managed, and 0.315% of net assets managed in excess of $100 million.

For its services under the Administration Agreement, Domini receives from the Fund a fee accrued daily and paid monthly at an annual rate equal to 0.25% of the Fund’s average daily net assets.

Effective November 30, 2024, Domini has contractually agreed to reduce its fees and/or reimburse certain ordinary operating expenses (excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses) in order to limit Investor, Institutional, and Class Y share expenses to 0.87%, 0.57%, and 0.65%, respectively, until November 30, 2025, absent an earlier modification by the Board of Trustees which oversee the Fund. For the six months ended January 31, 2025, Domini reimbursed expenses totaling $165,213.

As of January 31, 2025, Domini owned less than 1% of any class of the outstanding Shares of the Fund.

(B) Submanager. Wellington Management Company LLP (Wellington), a Delaware limited liability partnership, provides investment management services to the Fund on a day-to-day basis pursuant to a Submanagement Agreement with Domini. The fee for submanagement services is paid by the adviser and is not an incremental Fund expense. For the six months ended January 31, 2025, the fees received by the Fund’s submanager were $248,263.

(C) Distributor. The Board of Trustees of the Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the Act. DSIL Investment Services LLC (DSIL), a wholly owned subsidiary of Domini, acts as agent of the Funds in connection with the offering of Investor shares of the Funds pursuant to a Distribution Agreement. Under the Distribution Plan, the Fund pays expenses incurred in connection with the sale of Investor shares and pays DSIL a distribution fee at an aggregate annual rate not to exceed 0.25% of the average daily net assets representing the Investor shares. For the six months ended January 31, 2025, fees waived by DSIL for the Investor shares totaled $92,282.

(D) Shareholder ServiceAgent. The Trust has retained Domini to provide certain shareholder services to the Fund and its shareholders, which services were previously provided by the former transfer agent for the Fund or another fulfillment and mail service provider and are supplemental to services currently provided

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2025 (Unaudited)

by Ultimus Fund Soultions, LLC (“Ultimus”), as transfer agent to the Fund, pursuant to a master services agreement between the Fund and Ultimus. For these services, Domini receives a fee from the Fund paid monthly at an annual rate of $4.00 per active account. For the six months ended January 31, 2025, Domini waived fees as follows:

FEES WAIVED

Domini Impact Bond Fund Investor Shares	$—
Domini Impact Bond Fund Institutional Shares	—
Domini Impact Bond Fund Class Y Shares	13

(E) Trustees and Officers. Each of the Independent Trustees receive an annual retainer for serving as a Trustee of the Trust of $39,000. The Lead Independent Trustee, Nominating Committee Chair and Chair of the Audit Committee each receive an additional chairperson fee of $5,000. Each Independent Trustee also receives $1,000 for attendance at each regular, quarterly meeting of the Board of the Trust. In addition, each Trustee receives reimbursement for reasonable expenses incurred in attending meetings. These expenses are allocated on a pro-rata basis to each shares class of a Fund according to their respective net assets.

As of January 31, 2025, all Trustees and officers of the Trust as a group owned less than 1% of the Fund’s outstanding shares.

4. INVESTMENT TRANSACTIONS

For the six months ended January 31, 2025, cost of purchase and proceeds from sales of investments other than short-term obligations were as follows:

	PURCHASES	SALES
U.S. Government Securities	$223,695,934	$234,070,250
Investments in Securities	$16,700,314	$14,517,821

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2025 (Unaudited)

5. SHARES OF BENEFICIAL INTEREST

At January 31, 2025, there was an unlimited number of shares authorized ($0.00001 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended January 31, 2025 (unaudited)		Year Ended July 31, 2024
	Shares	Amount	Shares	Amount
Investor Shares
Shares sold	817,410	$8,320,113	1,540,240	$15,190,100
Shares issued in reinvestment of dividends and distributions	189,138	1,916,188	326,441	3,215,876
Shares redeemed	(1,061,268)	(10,787,337)	(2,283,997)	(22,390,507)

Net decrease	(54,720)	$(551,036)	(417,316)	$(3,984,531)

Institutional Shares
Shares sold	1,060,553	$10,676,279	2,780,457	$27,211,549
Shares issued in reinvestment of dividends and distributions	141,797	1,426,642	222,964	2,182,126
Shares redeemed	(826,585)	(8,389,153)	(1,660,545)	(16,245,943)

Net increase	375,765	$3,713,768	1,342,876	$13,147,732

Class Y Shares
Shares sold	617,900	$6,267,000	1,207,626	$11,891,620
Shares issued in reinvestment of dividends and distributions	53,980	547,211	80,617	795,434
Shares redeemed	(219,117)	(2,217,738)	(805,098)	(7,952,812)

Net increase	452,763	$4,596,473	483,145	$4,734,242

Total
Shares sold	2,495,863	$25,263,392	5,528,323	$54,293,269
Shares issued in reinvestment of dividends and distributions	384,915	3,890,041	630,022	6,193,436
Shares redeemed	(2,106,970)	(21,394,228)	(4,749,640)	(46,589,262)

Net increase	773,808	$7,759,205	1,408,705	$13,897,443

6. SUMMARY OF DERIVATIVE ACTIVITY

At January 31, 2025, the Fund’s investments in derivative contracts are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest Rate Risk	Receivable for variation margin swaps / Unrealized appreciation on OTC Swap Contracts / Net assets consist of-Total distributable earnings	$733,714	*	Payable for variation margin swaps / Payable for variation margin futures / Net assets consist of - Total distributable earnings	$2,518,491	*

Foreign Exchange Risk	Unrealized appreciation on forward currency contracts/Net assets consist of -Total distributable earnings	265,316		Unrealized depreciation on forward currency contracts/Net assets consist of -Total distributable earnings	-

Total		$999,030			$2,518,491

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments/footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2025 (Unaudited)

For the six months ended January 31, 2025, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Location	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Interest Rate Risk	Net realized gain (loss) from swap and future contracts/ Net change in unrealized appreciation (depreciation) from swap and future contracts	(914,594)	(1,256,822)

Credit Risk	Net realized gain (loss) from swap contracts/ Net change in unrealized appreciation (depreciation) from swap contracts	77,125	-

Foreign Exchange Risk	Net realized gain (loss) from forward contracts/ Net change in unrealized appreciation (depreciation) from forward contracts	409,485	302,815

Total		$(427,984)	(954,007)

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended January 31, 2025, which are indicative of the volume of these derivative types, were approximately as follows:

Futures contracts (notional)	$11,136,202
Forward currency contracts (contract amount)	$14,379,379
OTC interest rate swap contracts (notional)	$2,280,000
Centrally cleared interest rate swap contracts (notional)	$106,144,000
Centrally cleared credit default contracts (notional)	$332,857

7. FEDERAL TAX STATUS

The tax basis of the components of net assets for the Funds at July 31, 2024, are as follows:

Undistributed Ordinary Income	$465,441
Unrealized appreciation/(depreciation)	(17,060,340)
Capital losses, other losses and other temporary differences	(16,147,744)
Late year ordinary and post Oct capital loss deferrals	-

Distributable net earnings/(deficit)	$(32,742,643)

Carryforwards of losses from previous taxable years do not expire and retain their character as either short-term or long-term capital losses. As of July 31, 2024, the Fund had a short-term capital loss carryover of $9,645,575 and long-term capital loss carryover of $6,501,010.

For tax purposes, the Fund may elect to defer any portion of a Post-October Capital Loss Deferral or Late Year Ordinary Loss to the first day of the following fiscal year. At July 31, 2024, the Fund has no deferred post October capital losses.

For federal income tax purposes, dividends paid were characterized as follows:

	Year Ended July 31,
	2024	2023

Ordinary income	$6,937,628	$6,209,677
Long-term capital gain	-	-

Total	$6,937,628	$6,209,677

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2025 (Unaudited)

The Fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for taxes on income, capital gains or unrealized appreciation on securities held or for excise tax on income and capital gains.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, some or all of the risks discussed below:

Market Risk. For each Domini Fund, the market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, political instability, recessions, inflation, changes in interest or currency rates, the spread of infectious illness or other public health issues, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment that may or may not be related to the issuer of the security or other asset. If the market values of the securities or other assets held by a Fund fall, including a complete loss on any individual security, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole.

The long-term impact of the COVID-19 pandemic and its subsequent variants on economies, markets, industries and individual issuers, are not known. Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time.

Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. Inflation and interest rates have increased and may rise further. These circumstances could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. Following Russia’s invasion of Ukraine, Russian securities have lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future geopolitical or other events or conditions.

Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time. U.S. Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including increases or decreases in interest rates, or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which a Fund invests. Policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation, and these and other events affecting global markets, such as the U.K.’s exit from the European Union (or Brexit), potential trade imbalances with China or other countries, or sanctions or other government actions against Russia, other nations or individuals or companies (or their countermeasures), may contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the implications for market participants, may not be fully known for some time.

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2025 (Unaudited)

The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The U.S. government has prohibited U.S. persons, such as the Fund, from investing in Chinese companies designated as related to the Chinese military. These and possible future restrictions could limit the Fund’s opportunities for investment and require the sale of securities at a loss or make them illiquid. Moreover, the Chinese government is involved in a longstanding dispute with Taiwan that has included threats of invasion. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading or tariff arrangements, armed conflict including Russia’s military invasion of Ukraine, terrorism, natural disasters, infectious illness or public health issues, cybersecurity events, supply chain disruptions, sanctions against Russia, other nations or individuals or companies and possible countermeasures, and other circumstances in one country or region could have profound impacts on other countries or regions and on global economies or markets. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to the countries or regions directly affected, the value and liquidity of a Fund’s investments may be negatively affected.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

Not Applicable.

PROXY DISCLOSURES

Not Applicable.

REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS

Refer to information in the Financial Statements.

STATEMENT REGARDING BASIS FOR APPROVAL OF MANAGEMENT AND SUBMANAGEMENT AGREEMENTS

Not Applicable.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by the report.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the Registrant during the period covered by the report to the Registrant’s Trustees is disclosed as part of the financial statements included above in Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable for the period covered by this report.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may submit recommendations for nominees to the registrant’s Board of Trustees.

Item 16.	Controls and Procedures.

(a) Within 90 days prior to the filing of this report on Form N-CSR, Carole M. Laible, the registrant’s President and Principal Executive Officer, and the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on her evaluation, Ms. Laible determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods required by the Securities and Exchange Commission’s rules and forms, including ensuring that information required to be disclosed in this report on Form N-CSR is accumulated and communicated to the registrant’s management, including Ms. Laible, as appropriate to allow timely decisions regarding required disclosures.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable to the registrant.

Item 19.	Exhibits.

(a)(1) Not applicable to a semi-annual report.

(a)(2) Not applicable

(a)(3) Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

(a)(4) Not applicable

(a)(5) Not applicable

(b) A certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14b or Rule 15d-14(b) under the Securities Exchange Act of 1934, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the President (Principal Executive Officer) and the Treasurer (Principal Financial Officer) of the registrant is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI INVESTMENT TRUST

By:	/s/ Carole M. Laible
Carole M. Laible
President (Principal Executive Officer)

Date: April 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Carole M. Laible
Carole M. Laible
President (Principal Executive Officer) & Treasurer (Principal Financial Officer)

Date: April 7, 2025